Registration No. 333-51955
Registration No. 811-08017

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. [16]	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. [59]	☑
(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT B
(Exact Name of Registrant)
ANNUITY INVESTORS LIFE INSURANCE COMPANY ®
(Name of Depositor)
P.O. Box 5423
Cincinnati, Ohio 45201-5423
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number (800) 789-6771

Copy to:
MARK F. MUETHING, ESQ. Executive Vice President and Secretary Annuity Investors Life Insurance Company P.O. Box 5423 Cincinnati, Ohio 45201-5423 (Name and Address of Agent for Service)	JOHN P. GRUBER, ESQ.
Annuity Investors Life Insurance Company
P.O. Box 5423
Cincinnati, Ohio 45201-5423

KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
2200 PNC Center, 201 East Fifth Street
Cincinnati, Ohio 45202-4182

Approximate Date of Proposed Public Offering: Continuous Offering
It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b) of rule 485

☑	on (May 1, 2009) pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
                ☐  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered:	The Commodore Independence® Individual And Group Flexible Premium Deferred Annuities

ANNUITY INVESTORS VARIABLE ACCOUNT B®
The Commodore Independence
File No. 333-51955
Cross-Reference Sheet

Form N-4 Part A Item No.			Heading in Prospectus

1.	Cover Page		Cover Page

2.	Definitions		Definitions; Glossary of Financial Terms

3.	Synopsis		Expense Tables; Overview

4.	Condensed Financial Information
	(a)	Condensed financial information	Condensed Financial Information; Appendix A
	(b)	Financial statements	Financial Statements; (SAI) Financial Statements

5.	General Description of Registrant, Depositor and Portfolio Companies
	(a)	Depositor	Annuity Investors Life Insurance Company®
	(b)	Registrant	The Separate Account
	(c)	Portfolio company	The Portfolios; Appendix B
	(d)	Prospectus	The Portfolios
	(e)	Voting	Voting of Portfolio Shares
	(f)	Administrator	Not Applicable

6.	Deductions and Expenses
	(a)	Deductions	Charges and Deductions; Distribution of Variable Annuity Contracts

	(b)	Sales load	Not Applicable
	(c)	Special purchase plans	Charges and Deductions
	(d)	Commissions	Distribution of Variable Annuity Contracts
	(e)	Portfolio company expenses	Overview
	(f)	Operating expenses	The Separate Account

7.	General Description of Variable Annuity Contracts
	(a)	Persons with rights	The Contracts
	(b)	(i) Allocations of premium payments	Purchase Payments and Allocation to Investment Options
		(ii) Transfers	Transfers
		(iii) Exchanges	Not Applicable

Form N-4 Part A Item No.			Heading in Prospectus

	(c)	Changes in contracts or operations	Additions, Deletions or Substitutions of Portfolios
	(d)	Inquiries	How Do I Contact the Company?
	(e)	Frequent transfer risks	Transfer Restrictions Related to Active Trading Strategies

8.	Annuity Period		Annuity Benefit; Settlement Options, Calculation of Benefit Payments

9.	Death Benefit		Death Benefit; Settlement Options; Calculation of Benefit Payments

10.	Purchases and Contract Values
	(a)	Purchases	Purchase Payments and Allocations to Investment Options; Glossary of Financial Terms

	(b)	Impact of investment performance	Glossary of Financial Terms; Charges and Deductions
	(c)	Daily calculation	Purchase Payments; Glossary of Financial Terms
	(d)	Underwriter	Distribution of Variable Annuity Contracts

11.	Redemptions
	(a)	Redemptions	Withdrawals and Surrenders
	(b)	Texas Optional Retirement Program	Texas Optional Retirement Program
	(c)	Check delay	Withdrawals and Surrenders
	(d)	Involuntary redemption	Termination
	(e)	Free look	Right to Cancel

12.	Taxes		Federal Tax Matters

13.	Legal Proceedings		Annuity Investors Life Insurance Company

14.	Table of Contents for Statement of Additional Information		Statement of Additional Information

Form N-4 Part B Item No.			Heading in Prospectus or SAI (as indicated)

15.	Cover Page		(SAI) Cover Page

16.	Table of Contents		(SAI) Table of Contents

17.	General Information and History		(SAI) General Information and History

18.	Services
	(a)	Fees and expenses of registrant	(Prospectus) Expense Tables
	(b)	Management contracts	Not Applicable

2

Form N-4 Part B Item No.			Heading in Prospectus or SAI (as indicated)

	(c)	Custodian	Not Applicable
		Independent auditors	(SAI) Experts
	(d)	Assets of registrant	Not Applicable
	(e)	Affiliated persons	Not Applicable
	(f)	Principal underwriter	Not Applicable

19.	Purchase of Securities Being Offered
	(a)	Purchases	(Prospectus) Distribution of Variable Annuity Contracts
	(b)	Sales load	Not Applicable
	(c)	Frequent transfer arrangements	(Prospectus) Transfer Restrictions Related to Active Trading Strategies

20.	Underwriters		(Prospectus) Distribution of Variable Annuity Contracts

21.	Calculation of Performance Data
	(a)	Money market funded subaccounts	(SAI) Money Market Subaccount Standardized Yield Calculation
	(b)	Other subaccounts	(SAI) Average Annual Total Return Calculation; Cumulative Total Return Calculation; Standardized Average Annual Total Return Data; Non Standardized Average Annual Total Return Data

22.	Annuity Payments		(Prospectus) Calculation of Benefit Payments; (SAI) Benefits Units-Transfer Formulas

23.	Financial Statements		(SAI) Financial Statements

Form N-4 Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
THE COMMODORE INDEPENDENCE®
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES
PROSPECTUS DATED MAY 1, 2009
This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts are referred to in this prospectus as the “Contracts.” Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. The Contracts offer tax-deferred treatment of earnings, Annuity Benefits, and a Death Benefit. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus. The Contracts offer both variable and fixed investment options.
The variable investment options are Subaccounts of Annuity Investors® Variable Account B (the “Separate Account”). The Contracts currently offer 44 Subaccounts. Each Subaccount invests in shares of a registered investment company or a portfolio of a registered investment company (each, a “Portfolio”). The Portfolios are listed below.
AIM Variable Insurance Funds
-Capital Development Fund-Series I Shares
-Core Equity Fund-Series I Shares
-Financial Services Fund-Series I Shares
-Global Health Care Fund -Series I Shares
-High Yield Fund-Series I Shares
-Small Cap Equity Fund-Series I Shares
American Century Variable Portfolios
-Large Company Value Fund-Class I
-Mid Cap Value Fund-Class I
-Ultra® Fund-Class I
-VistaSM Fund-Class I
Calamos® Advisors Trust
-Growth and Income Portfolio
Davis Variable Account Fund, Inc.
-Value Portfolio
Dreyfus Investment Portfolios
-MidCap Stock Portfolio-Service Shares
-Technology Growth Portfolio-Initial Shares
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares
Dreyfus Stock Index Fund, Inc.-Initial Shares
Dreyfus Variable Investment Funds
-Appreciation Portfolio-Initial Shares
-Developing Leaders Portfolio-Initial Shares
-Growth and Income Portfolio-Initial Shares
-Money Market Portfolio
DWS Investments VIT Funds
-Small Cap Index VIP-Class A
Financial Investors Variable Insurance Trust
-Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
-Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
-Ibbotson Growth ETF Asset Allocation Portfolio-Class II
-Ibbotson Income /Growth ETF Asset Allocation Portfolio-Class II
Franklin Templeton Variable Insurance Products Trust
-Templeton Foreign Securities Fund-Class 2
Janus Aspen Series
-Balanced Portfolio-Institutional Shares
-Enterprise Portfolio-Institutional Shares
(formerly Mid Cap Growth)
-Forty Portfolio-Institutional Shares
-Janus Portfolio-Institutional Shares
(formerly Large Cap Growth)
-Overseas Portfolio-Institutional Shares
(formerly International Growth)
Oppenheimer Variable Account Funds
-Balanced Fund-Non-Service Shares
-Capital Appreciation Fund-Non-Service Shares
-Main Street Fund®-Non-Service Shares
PIMCO Variable Insurance Trust
-Real Return Portfolio-Administrative Class
-Total Return Portfolio-Administrative Class
Van Kampen-The Universal Institutional Funds, Inc.
-Core Plus Fixed Income Portfolio-Class I
-Mid-Cap Growth Portfolio-Class I
-U.S. Mid Cap Value Portfolio-Class I
-U.S. Real Estate Portfolio-Class I
-Value Portfolio-Class I
Wilshire Variable Insurance Trust
-2015 ETF Fund (formerly 2015 Moderate Fund)
-2025 ETF Fund (formerly 2025 Moderate Fund)
-2035 ETF Fund (formerly 2035 Moderate Fund)

The fixed investment options are provided through the Company’s Fixed Account. The Contracts currently offer 2 fixed investment options: the Fixed Accumulation Account option and the Fixed Account One-Year Guarantee option. This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.
A Statement of Additional Information (“SAI”), dated May 1, 2009, contains more information about the Separate Account and the Contracts. The SAI is part of this prospectus. The table of contents for the SAI is printed on the last page of this prospectus. For a free copy of the SAI, complete and return the form on the last page of this prospectus, or call us at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the Securities and Exchange Commission (“SEC”) with respect to the Contracts, the Separate Account or the Company) at the SEC’s web site: www.sec.gov. The registration number for the Contracts is 333-51955.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

These securities may be sold by a bank or credit union, but are not financial institution products.
•	The Contracts are not FDIC or NCUSIF insured.

•	The Contracts are obligations of the Company and not of the bank or credit union.

•	The bank or credit union does not guarantee the Company’s obligations under the Contracts.

•	The Contracts involve investment risk and may lose value.
Contract Versions
This prospectus relates to 2 versions of The Commodore Independence contract—the 2007 version and the 1998 version.
The 2007 version is not available in all states. To find out which version of the Contract is available in the state where you live, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-5423, 1-800-789-6771.
Some provisions in the 2007 version differ from the corresponding provisions in the 1998 version. We have noted these differences in this prospectus. Please refer to the form number on your Contract or certificate to determine the applicable Contract version.

2007 Version Form Numbers	1998 Version Form Numbers
P 1813206 (individual contract)	A 802 (NQ98)-3 and A 802 (Q98)-3 (individual contracts)
G 2010407 (group contract)	G 802 (99)-3 (group contract)
C 2010507 (participant certificate )	G 802 (99)-3 (participant certificate)
For assistance in identifying the version of the Contract that you own or the group Contract under which you are a participant, contact us at our Administrative Office, P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.
Right to Cancel
You may cancel a Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described more fully in the Right to Cancel section of this prospectus.
Overview
A brief overview of the Contracts is included on pages 6-8 of this prospectus.

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DEFINITIONS
The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms that have a specific meaning under the Contracts, but which are not defined on this page, will be explained in the section of this prospectus where they are primarily used.
Account Value
The aggregate value of your interest in all of the Subaccounts and the Fixed Account options as of the end of any Valuation Period.
Accumulation Unit
A unit of measure used to calculate the value of a Subaccount before the Commencement Date. The value of an Accumulation Unit is referred to as the “Accumulation Unit Value.” See the Glossary of Financial Terms section of this prospectus for an explanation of how Accumulation Unit Values are calculated.
Annuitant
The natural person on whose life Annuity Benefit payments are based. More information about the Annuitant is included in the Contracts section of this prospectus.
Annuity Benefit
The payments that may be made under the Annuity Benefit section of the Contract.
Beneficiary
The person entitled to receive any Death Benefit under this Contract. More information about the Beneficiary is included in the Contract section of the prospectus.
Benefit Unit
A unit of measure used to determine the dollar value of any variable dollar payments after the Commencement Date. The value of a Benefit Unit is referred to as the “Benefit Unit Value.” See the Calculation of Benefit Payments and the Glossary of Financial Terms section of this prospectus for additional information about Benefit Units and an explanation of how Benefit Unit Values are calculated.
Contract Anniversary
The date in each year that is the annual anniversary of the Contract effective date. The Contract effective date is the date that the Contract is issued. The Contract effective date is set out on the Contract specifications page.
Contract Year
Each 12 month period that begins on the Contract effective date or on a Contract Anniversary.
Company
Annuity Investors Life Insurance Company®.
➢	The words “we” “us” and “our” in this prospectus also refer to Annuity Investors Life Insurance Company®.
Commencement Date
The Annuity Commencement Date if an Annuity Benefit is payable or the Death Benefit Commencement Date if a Death Benefit is payable.
•	The Annuity Commencement Date is the first day of the first payment interval for which an Annuity Benefit payment is to be made. The Annuity Commencement Date is shown on the Contract specifications page.

•	The Death Benefit Commencement Date is (1) the first day of the first payment interval for a Death Benefit that is paid as periodic payments or (2) the date of payment for a Death Benefit that is paid as a lump sum.
Contract
An individual contract or interest in a group contract described in this prospectus.

Death Benefit
The benefit described in the Death Benefit section of the Contract.
Fixed Account
The Fixed Account is part of the Company’s general account. The Fixed Account options are listed in the “Allocations to Investment Options” section of this prospectus.
Owner
For purposes of this prospectus, references to Owner mean (1) the owner of an individual annuity contract or (2) the participant in a group annuity contract (even though the participant is not the owner of the group contract itself).
➢	The words “you” and “your” in this prospectus also refer to the Owner as defined above.
Portfolio
A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests. The Portfolios are listed on the cover page of this prospectus.
Purchase Payments
An amount paid to us for this Contract, less any fee charged by the person remitting payments and the deduction of applicable premium or other taxes.
Separate Account
Annuity Investors Variable Account B, which is an account that was established and is maintained by the Company.
Subaccount
A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio listed on the cover page of this Prospectus.
SEC
Securities and Exchange Commission.
Tax Qualified Contract
A contract that is intended to qualify for special tax treatment for retirement savings. The Contract specifications page indicates whether this Contract is a Tax-Qualified Contract.
Valuation Date
Each day on which the New York Stock Exchange is open for business.
Valuation Period
The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

Written Request
Information provided to us or a request made to us that is:
•	complete and satisfactory to us and

•	on our form or in a manner satisfactory to us and

•	received by us at our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423.
A Written Request may, at our discretion, be made by telephone or electronic means.
We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.
We cannot process information or a request until we have received your instructions in “good order” at our Administrative Offices. “Good Order” means the actual receipt by us of a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “good order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

EXPENSE TABLES
These tables describe the fees and expenses you will pay when you buy or hold the Contract. No charges are imposed when you withdraw amounts from or surrender the Contract.
The first table describes the fees and expenses that you will pay at the time you buy the Contract, make a transfer between investment options, or borrow money under the Contract. Premium taxes may also be deducted.
Contract Owner Transaction Expenses

	Current	Maximum
Sales load imposed on Purchase Payments	None	None
Sales load imposed on withdrawals or on surrenders	None	None
Transfer Fee	$25 *	$30
* This fee currently applies to transfers in excess of 12 in any Contract Year.
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30

Current Loan Interest Spread**	3.00%

**	The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to that portion of the Contract used to secure the loan.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.
Annual Contract Maintenance Fee

Annual Contract Maintenance Fee	$40
If you surrender your Contract, we will apply the contract maintenance fee at that time.
Separate Account Annual Expenses
Separate Account annual expenses are shown as a percentage of the average value of the Owner’s interest in the Subaccounts.

	Standard			Enhanced Contracts With
	Contracts	Enhanced Contracts*		Administration Charge Waived*
Mortality and Expense Risk Charge	1.25%	0.95%	0.75%	0.95%	0.75%
Administration Charge	0.15%	0.15%	0.15%	0.00%	0.00%
Total Separate Account Annual Expenses	1.40%	1.10%	0.90%	0.95%	0.75%

*	When we expect to incur reduced sales and servicing expenses, we may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as “Enhanced Contracts.” When we also expect to incur reduced administrative expenses, we may waive the Administration Charge for Enhanced Contracts.
The next table shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. Portfolio operating expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees and expenses, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus of that Portfolio.
Total Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, acquired fund fees and expenses, and other expenses)

	Minimum	Maximum
Before any fee reduction or expense reimbursement	0.28%	2.74%
After contractual fee reductions and/or expense reimbursements*	0.28%	1.60%

*	Contractual fee reductions and/or expense reimbursements related to a Portfolio will continue for a period that ends on a specific date. These periods will end on April 20, 2010 or May 1, 2010.
The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2008, except as noted below. Actual expenses of a Portfolio in future years may be higher or lower.
The Portfolios in the Financial Investors Variable Insurance Trust and the Wilshire Variable Insurance Trust are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Ibbotson portfolio and each Wilshire portfolio will likely incur higher expenses than fund that invest directly in securities.
The minimum expenses, both before and after any fee reduction and/or expense reimbursement, are the expenses of the Dreyfus Stock Index Fund, Inc.
The maximum expenses before and after fee reductions and/or expense reimbursements are the expenses of the Wilshire 2035 ETF Fund. The adviser to this Wilshire Fund has contractually agreed to waive fees and/or reimburse expenses through December 31, 2010, so that the total annual operating expenses for the Wilshire Fund, excluding the fees and expenses of the Acquired Fund, will not exceed 0.60% (“expense limitation”). Prior to December 22, 2008, the expense limitation was 0.50%. The Wilshire Fund, for a period not to exceed three years from commencement of operations, will repay its adviser any expenses in excess of the expense limitation, provided the Wilshire Fund is able to effect such reimbursement and remain in compliance with the expense limitation.

Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table above), the annual contract maintenance fee and the Separate Account annual expenses (described in the second table above), and Portfolio operating expenses (described in the third table above). Your actual costs may be higher or lower than the costs shown in the examples.
Example 1: Contract with Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee of $40 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses before reimbursement (2.74%) or after reimbursement (1.60%) are incurred.
If you surrender or annuitize your Contract at the end of the period or you keep your Contract and leave your money in your Contract for the entire period, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$461	$1,459	$2,565	$5,886
After reimbursement	$348	$1,112	$1,973	$4,631
Example 2: Contract with Minimum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee of $40 and Separate Account annual expenses of 1.40% are incurred.

•	The minimum Portfolio expenses (0.28%) are incurred.
If you surrender or annuitize your Contract at the end of the period or you keep your Contract and leave your money in your Contract for the entire period, your costs would be:

1 year	3 years	5 years	10 years
$214	$690	$1,236	$2,969

FINANCIAL INFORMATION
Condensed Financial Information
Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. This information includes the following information for the standard Contracts and the enhanced Contracts:
•	year-end accumulation unit values for each Subaccount from inception to December 31, 2008; and

•	number of accumulation units outstanding as of the end of each period.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.
OVERVIEW
What is the Separate Account?
The Separate Account is an account that was established and is maintained by the Company. It is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount invests in shares of the corresponding Portfolio listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in a Subaccount, not directly in the corresponding Portfolio.
What Are the Contracts?
The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard or an enhanced fee structure, as described in the Expense Tables of this prospectus.
Before the Commencement Date, you can allocate Purchase Payments among any of the variable investment options currently offered and two Fixed Account options.
•	The variable investment options are the Subaccounts. Each Subaccount invests in a Portfolio. You bear the risk of any investment gain or loss on amounts allocated to the Subaccounts.

•	The Fixed Account options earn a fixed rate of interest declared by us, which will be at least 1% per year, or any higher Fixed Account guaranteed interest rate stated in your Contract. We guarantee amounts invested in a Fixed Account option and the earnings on those amounts so long as those amounts remain in the Fixed Account option.
After the Commencement Date, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit option is selected, Benefit Units can be allocated to any of the Subaccounts that are then available.

What Benefits Are Available under the Contract?

Annuity Benefit	When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected.
Death Benefit	A Death Benefit will be paid under the Contract if you or a joint owner dies before the Annuity Commencement Date and before the Contract is surrendered.
What Are the Risks Related to the Contract?
The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease. We may not be able to pay claims related to the annuity, death or guaranteed withdrawal benefits. A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances.
How Do I Purchase or Cancel a Contract?
You may purchase a Contract only through a registered securities representative. The requirements to purchase a Contract and more information about ownership of a Contract are explained in The Contracts section of this prospectus.
You may cancel a Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described more fully in the Right to Cancel section of this prospectus.
Will Any Charges or Penalties Apply if I Make Withdrawals or Surrender a Contract?
There are no charges imposed on withdrawals from the Contracts or surrenders of the Contracts, except that the annual Contract maintenance fee will be deducted at the time of a surrender. Withdrawal and surrender procedures are described in the Withdrawals and Surrenders section of this prospectus.
A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances. Tax consequences of a withdrawal or a surrender are described in the Federal Tax Matters section of this prospectus. The right to withdraw or surrender may be restricted under certain tax-qualified retirement plans.
What Other Charges and Deductions Apply to the Contract?
We will charge the fees and charges listed below unless we reduce or waive the fee or charge as discussed in the Charges and Deductions section of this prospectus. The mortality and expense risk charge may never be entirely waived.
•	An annual Contract maintenance fee, which is assessed only against investments in the Subaccounts

•	A transfer fee for certain transfers among investment options

•	An administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts

•	A mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts

•	Premium taxes, if any
In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to you. Portfolio expenses for the fiscal year ended December 31, 2008 are described in the prospectuses and statements of additional information for the Portfolios.
How Do I Contact the Company?
Any questions or inquiries should be directed to our Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please include the Contract number and your name. You may also contact us through our web site, www.gafri.com.

THE PORTFOLIOS
Portfolios
The Separate Account currently is divided into 46 Subaccounts.. Each Subaccount invests in the corresponding Portfolio listed below. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives, policies and practices of each Portfolio, the investment advisory services and administrative services of each Portfolio, and the expenses of each Portfolio.
You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of Purchase Payments to, or transfers among, the Subaccounts.
There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any of the Portfolios.
All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to Owners.
The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

Portfolio	Adviser and Type of Fund
AIM Variable Insurance Funds
Capital Development Fund	Invesco Aim Advisors, Inc.
Series I Shares	Mid cap growth
Core Equity Fund	Invesco Aim Advisors, Inc.
Series I Shares	Large cap blend
Financial Services Fund	Invesco Aim Advisors, Inc.
Series I Shares	Sector
Global Health Care Fund	Invesco Aim Advisors, Inc.
Series I Shares	Sector
High Yield Fund	Invesco Aim Advisors, Inc.
Series I Shares	High yield bond
Small Cap Equity Fund	Invesco Aim Advisors, Inc.
Series I Shares	Small cap blend
American Century Variable Portfolios, Inc.
Large Company Value Fund	American Century Investment Management, Inc.
Class I Shares	Large cap value
Mid Cap Value Fund	American Century Investment Management, Inc.
Class I Shares	Mid cap value
Ultra® Fund	American Century Investment Management, Inc.
Class I Shares	Large cap growth
VistaSM Fund	American Century Investment Management, Inc.
Class I Shares	Mid cap growth
Calamos® Advisors Trust
Growth and Income Portfolio	Calamos Advisors LLC
Convertibles

Portfolio	Adviser and Type of Fund
Davis Variable Account Fund, Inc.
Value Portfolio	Davis Selected Advisers, L.P.
Sub-Adviser—Davis Selected Advisers-NY, Inc.
Large cap blend
Dreyfus Portfolios
Dreyfus Investment Portfolios MidCap Stock Portfolio	The Dreyfus Corporation
Service Shares	Mid cap blend
Dreyfus Investment Portfolio Technology Growth Portfolio	The Dreyfus Corporation
Initial Shares	Sector
The Dreyfus Socially Responsible Growth Fund, Inc.	The Dreyfus Corporation
Initial Shares	Large cap growth
Dreyfus Stock Index Fund, Inc.	The Dreyfus Corporation
Initial Shares	Index Manager—Mellon Equity Associates (an
affiliate of Dreyfus)
Large cap blend
Dreyfus Variable Investment Fund Appreciation Portfolio	The Dreyfus Corporation
Initial Shares	Sub-Adviser—Fayez Sarofim & Co
Large cap blend
Dreyfus Variable Investment Fund Developing Leaders	The Dreyfus Corporation
Portfolio Initial Shares	Small cap blend
Dreyfus Variable Investment Fund Growth and Income Portfolio	The Dreyfus Corporation
Initial Shares	Large cap blend
Dreyfus Variable Investment Fund Money Market Portfolio	The Dreyfus Corporation
Money market
DWS Investments VIT Funds
Small Cap Index VIP	Deutsche Asset Management, Inc.
Class A	Sub-Adviser—Northern Trust Investments, N.A.
Small cap blend
Financial Investors Variable Insurance Trust
Ibbotson Balanced ETF Asset Allocation Portfolio	ALPS Advisers, Inc.
Class II	Sub-Adviser—Ibbotson Associates, Inc.
Asset allocation
Ibbotson Conservative ETF Asset Allocation Portfolio	ALPS Advisers, Inc.
Class II	Sub-Adviser—Ibbotson Associates, Inc.
Asset allocation
Ibbotson Growth ETF Asset Allocation Portfolio	ALPS Advisers, Inc.
Class II	Sub-Adviser—Ibbotson Associates, Inc.
Asset allocation
Ibbotson Income and Growth ETF Asset Allocation Portfolio	ALPS Advisers, Inc.
Class II	Sub-Adviser—Ibbotson Associates, Inc.
Asset allocation
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign Securities Fund	Advisor—Templeton Investment Counsel, LLC
Class 2	Sub-Advisor—Franklin Templeton Investment
Management Limited
Foreign large cap value

Portfolio	Adviser and Type of Fund
Janus Aspen Series
Balanced Portfolio	Janus Capital Management LLC
Institutional Shares	Balanced
Enterprise Portfolio (formerly Mid Cap Growth Portfolio)	Janus Capital Management LLC
Institutional Shares	Mid cap growth
Forty Portfolio	Janus Capital Management LLC
Institutional Shares	Large cap growth
Janus Portfolio (formerly Large Cap Growth Portfolio)	Janus Capital Management LLC
Institutional Shares	Large cap growth
Overseas Portfolio (formerly International Growth Portfolio)	Janus Capital Management LLC
Institutional Shares	Foreign large cap growth
Oppenheimer Variable Account Funds
Balanced Fund	OppenheimerFunds
Non-Service Shares	Balanced
Capital Appreciation Fund	OppenheimerFunds
Non-Service Initial Shares	Large cap growth
Main Street Fund®	OppenheimerFunds
Non-Service Initial Shares	Large cap blend
PIMCO Variable Insurance Trust
Real Return Portfolio	Pacific Investment Management Company LLC
Administrative Class	Inflation-indexed bond
Total Return Portfolio	Pacific Investment Management Company LLC
Administrative Class	Intermediate term bond
Van Kampen—The Universal Institutional Funds, Inc.
Core Plus Fixed Income Portfolio	Van Kampen(1)
Class I	Intermediate term bond
Mid Cap Growth Portfolio	Van Kampen(1)
Class I	Mid cap growth
U.S. Mid Cap Value Portfolio	Van Kampen(1)
Class I	Mid cap value
U.S. Real Estate Portfolio	Van Kampen(1)
Class I	Specialty-real estate
Value Portfolio	Van Kampen(1)
Class I	Large cap value
Wilshire Variable Insurance Trust
2015 ETF Fund (formerly 2015 Moderate Income)	Wilshire Associates Incorporated
Target maturity
2025 ETF Fund (formerly 2025 Moderate Income)	Wilshire Associates Incorporated
Target maturity
2035 ETF Fund (formerly 2035 Moderate Income)	Wilshire Associates Incorporated
Target maturity

(1)	Morgan Stanley Investment Management Inc. does business in certain instances as Van Kampen.
Each Ibbotson Portfolio and each Wilshire Portfolio listed in the table above is structured as a “fund of funds.” A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invest directly in securities. Each Ibbotson Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Ibbotson Portfolios and the Wilshire Portfolio will likely incur higher expenses than funds that invest directly in securities.
The Dreyfus Variable Investment Fund Money Market Portfolio has entered into a Guarantee Agreement with the United States Department of Treasury, which permits it to participate in the Treasury’s Temporary Guarantee Program for Money Market Funds. As a result, under certain circumstances, the Portfolio could suspend redemption of its shares, which in turn could impact withdrawals, surrenders and other transactions in the corresponding Subaccount.
Additions or Substitutions of Portfolios
New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by us and that is not discriminatory. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar payments or for transfers. We may substitute the shares of a different portfolio or a different class of shares for shares held in a Portfolio.
In the event of any addition, merger, combination or substitution, we may make such changes in the Contract as may be necessary or appropriate to reflect such event. Additions, mergers, combinations or substitutions may be due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. We will obtain approval of additions, mergers, combinations or substitution from the SEC to the extent required by the Investment Company Act of 1940, or other applicable law. We will also notify you before we make a substitution.

CHARGES AND DEDUCTIONS
Charges and Deductions by the Company
We assess two types of charges and deductions. We assess charges to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values or Benefit Unit Values. These charges are the annual Contract maintenance fee, transfer fees, and premium taxes, where applicable. We also assess charges against the Separate Account. These charges are reflected in the Accumulation Unit Values and Benefit Unit Values. These charges are the administration charge and the mortality and expense risk charge.
Except as described below, we will never charge more to a Contract than the fees and charges described below, even if our actual expenses exceed the total fees and charges collected. If the fees and charges that we collect exceed the actual expenses that we incur, the excess will be profit to us and will not be returned to Owners.

✓	Net asset value	The amount computed by a Portfolio as the price at which the Portfolio’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period.
Contract Maintenance Fee

Purpose of Fee	To offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Fee	$40.00 per year.

When Assessed
Before the Commencement Date, we deduct this fee as of the Valuation Period after each Contract Anniversary that this Contract is in effect. After the Commencement Date, we deduct a portion of the annual fee from each variable dollar payment. We also deduct the full annual fee at the time of a surrender.

Assessed Against What
Amounts invested in the Subaccounts. The fee does not apply to the Fixed Account. Before the Commencement Date, we deduct this fee pro rata from the Subaccounts in which the Contract has an interest at that time. After the Commencement Date, if variable payments are to be made, we deduct a pro rata portion of the annual fee from each payment.

Waivers
Before the Commencement Date if the Account Value is at least $40,000 on the date the fee is due (individual Contracts only). After the Commencement Date if the amount applied to a variable dollar benefit is at least $40,000 (individual Contracts only). In our discretion where we incur reduced sales and servicing expenses. After the Commencement Date where required to satisfy state law.

Transfer Fee

Purpose of Fee	To offset costs incurred in administering the Contracts.

Amount of Fee
$25 for each transfer in excess of 12 in any Contract Year. We reserve the right to change the amount of this fee at any time or the number of transfers that can be made without incurring the transfer fee. The maximum amount of the fee that we would impose on a transfer is $30.

When Assessed	Before the Commencement Date.

Assessed Against What	Deducted from amount transferred.

Waivers
Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a Contract Year. We reserve the right to eliminate this waiver at any time. We also reserve the right to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Withdrawals and Surrenders section of this prospectus, if we determine, in our discretion, that such charges are necessary to offset the costs of administering the programs.

Administration Charge

Purpose of Charge	To offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily net asset value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When Assessed	Before the Commencement Date and, if variable dollar payments are to be made, after the Commencement Date.

Assessed Against What	Amounts invested in the Subaccounts. This charge does not apply to the Fixed Account.

Waivers	May be waived or reduced in our discretion where we incur reduced sales and servicing expenses.
Mortality and Expense Risk Charge

Purpose of Charge	As compensation for assuming mortality and expense risks under the Contract.

• We assume mortality risks because we are obligated under the Contracts to make Annuity Benefit payments and Death Benefit payments.

•
We assume expense risks because our actual expenses in administering the Contracts and the Separate Account could exceed the amount recovered through the Contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When Assessed	Before the Commencement Date and, if variable dollar payments are to be made, after the Commencement Date.

Assessed Against What	Amounts invested in the Subaccounts. This charge does not apply to the Fixed Account.

Waivers
When we expect to incur reduced sales and servicing expenses, we may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as “Enhanced Contracts.” The mortality and expense risk charge under an Enhanced Contract is either:

• a daily charge of 0.002615% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 0.95%, or

• a daily charge of 0.002063% of the daily net asset value for each Subaccount, which corresponds to an effective annual rate of 0.75%.
Premium Taxes
Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. We will deduct any applicable premium taxes from the Purchase Payments or the Account Value at the time that the tax is imposed.
Discretionary Waivers of Charges
We will look at the following factors to determine if we will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made, (2) the total amount of Purchase Payments to be received, and (3) any prior or existing relationship with us. We would expect to incur reduced sales and servicing expenses in connection with Contracts offered to our employees and employees of our subsidiaries and/or affiliates. There may be other circumstances, of which we are not presently aware, that could result in reduced sales and servicing expenses. In no event will we waive a charge where such waiver would be unfairly discriminatory to any person.
Expenses of the Portfolios
In addition to charges and deductions by the Company, each Portfolio incurs management fees and other expenses that are described in the prospectus and statement of additional information for the Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values and Benefit Unit Values.

PURCHASE PAYMENTS AND ALLOCATIONS TO INVESTMENT OPTIONS
Generally you can make one or more Purchase Payments at any time before the Annuity Commencement Date. We will allocate Purchase Payments to the available Subaccounts and Fixed Account options according to your instructions.
You can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing, and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus.
Purchase Payments
Purchase Payments must be received by us at our Variable Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. Upon request, we will provide you with a receipt as proof of payment.
Current Restrictions on Purchase Payment Amounts

	Tax Qualified Contract	Non Tax Qualified Contract

Minimum amounts
Minimum initial Purchase Payment	$20,000	$20,000
Minimum additional Purchase Payment	$50	$100
Maximum amounts
Maximum single Purchase Payment	$500,000 or Company approval	$500,000 or Company approval
We reserve the right to increase or decrease the minimum and maximum Purchase Payment amounts, at our discretion and at any time, where permitted by law.
We will apply your initial Purchase Payment to your account using the following rules.
•	If the application form is in good order, we will apply the initial Purchase Payment within 2 business days of receipt of the Purchase Payment.

•	If the application form is not in good order, we will attempt to get the application form in good order within 5 business days. If the application form is not in good order at the end of 5 business days, we will inform the applicant of the reason for the delay and that the Purchase Payment will be returned immediately unless he or she specifically agrees that we may keep the Purchase Payment until the application form is in good order. Once the application form is in good order, we will apply the Purchase Payment within 2 business days.
We will apply each additional Purchase Payment to your account as of the Valuation Date on which we receive the Purchase Payment and any related allocation instructions in good order. If any portion of the additional Purchase Payment is allocated to a Subaccount, we will apply it at the next Accumulation Unit Value calculated after we receive the Purchase Payment and related allocation instructions in good order.
We cannot process an application form or allocation instructions until we have received the form or instructions in “good order” at our Administrative Office. “Good order” means the actual receipt by us of an application form or allocation instructions, along with all the information and other legal documentation that we require to process the form or instructions. To be in “good order,” the application form or allocation instructions must be sufficiently clear so that we do not need to exercise any discretion to process the application or the instructions.

Allocations to Investment Options
You can allocate Purchase Payments in whole percentages to any of the available Subaccounts or Fixed Account options. Allocation instructions must be made by Written Request.

Subaccount Option	Fixed Account Options

See the Portfolios section of this prospectus for a list of the currently available Subaccounts.	The currently available Fixed Account options for individual Contracts are:

• Fixed Accumulation Account

• Fixed Account One-Year Guarantee Period

The Fixed Account options are not available under group Contracts.
Interests in the Subaccounts are securities registered with the SEC. You bear the risk of investment gain or loss on amounts allocated to the Subaccounts.
Interests in the Fixed Account options are not securities and are not registered with the SEC. We guarantee amounts allocated to the Fixed Account options and interest credited to the Fixed Account options.
Additional Information about Fixed Account Options
Amounts allocated to the Fixed Account options will receive a stated rate of interest of at least 1% per year, or any higher Fixed Account guaranteed interest rate stated in your Contract. We may from time to time pay a higher current interest rate for either Fixed Account option. The interest rate credited to each Purchase Payment allocated to the Fixed Accumulation Account will not be changed for at least 12 months following the date on which we receive the Purchase Payment. Thereafter, it will not be changed more frequently than once per calendar quarter. The interest rate credited to amounts that you transfer to the Fixed Accumulation Account will not be changed more frequently than once per calendar quarter. The interest rate credited to an amount held under the Fixed Account One-Year Guarantee Period will not be changed until the end of the one-year period. Your Contract contains more information about the Fixed Account options, including information about how and when interest rates are determined and changed and how and when interest is credited to amounts allocated to the Fixed Account options.
Current Restrictions on Allocations
Minimum Allocations

Minimum allocation to any Subaccount	$10

Minimum allocation to Fixed Accumulation Account	$10

Not available under group Contracts.

Minimum allocation to Fixed Account	$2,000

One-Year Guarantee Period	Not available under group Contracts. No amounts may be allocated to this option if the guarantee period ends after the Annuity Commencement Date.

Allocation During Right to Cancel Period	No current restrictions, however, we reserve the right to require that Purchase Payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account during the right to cancel period.
We may, in our sole discretion, restrict or prohibit allocations to Subaccounts or Fixed Account options from time to time on a nondiscriminatory basis.

Renewal of Fixed Account One-Year Guarantee Period Option
An amount that is allocated or transferred to the Fixed Account One-Year Guarantee Period option will mature at the end of one year. We will notify you of the date on which the amount matures and the Fixed Account options available at that time.
When an amount matures, you may transfer it to any of the Fixed Account options or Subaccounts that are then available to you under this Contract. We must receive a Written Request to transfer the maturing amount within the 30 day period that ends on the date that the amount matures. The transfer will be effective on the day after the amount matures.
If you do not transfer the amount, then we will apply it to a new guarantee period under the same option if it is then available to you. The interest rate for the new period will be the then current rate for that option. If that option is not available to you, then the amount will be transferred to the Fixed Accumulation Account. The renewal or transfer will be effective on the day after the amount matures.

1998 Version
An amount that was allocated or transferred to any of the then available Fixed Account options with a guarantee period will mature at the end of the period. When an amount matures, you may transfer it as indicated above. No amount may be allocated to a guarantee period option that would extend beyond the Owner’s 85th birthday or 5 years after the effective date of the Contract, if later (the “85/5 restriction”). If you do not transfer the amount, then we will apply it to a new guarantee period under the One-Year Guarantee Period Option. If that guarantee period is not available due to the 85/5 restriction, then the amount will be transferred to the Fixed Accumulation Account.

TRANSFERS
Transfers
Before the Commencement Date, you may transfer amounts among Subaccounts, between Fixed Account options (where available), and/or between Subaccounts and Fixed Account options (where available).
A transfer is effective on the Valuation Date during which we receive the Written Request for transfer. We will process transfers to a Subaccount at the Accumulation Unit Value calculated after we receive the transfer request in good order.
Current Restrictions on Transfers

Minimum transfer amounts

Minimum transfer from any Subaccount	$500 or balance of Subaccount, if less

Minimum transfer from any Fixed Account option	$500 or balance of Fixed Account option, if less No amounts may be transferred from a Fixed Account option during the first Contract Year Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of 6 months from the date of the original transfer.

Minimum transfer to Fixed Account One-Year	$2000

Guarantee Period	Not available under group Contracts. No amounts may be transferred to this option if the guarantee period ends after the Annuity Commencement Date.

Maximum transfer amounts

Maximum transfer from a Fixed Account option	If a transfer is made in connection with a renewal of the Fixed Account One-Year Guarantee Period option, the entire amount that has matured may be transferred.

Other transfers from a Fixed Account option during a Contract Year may not exceed the greater of (1) $500 and (2) 20% of the value of that option as of the most recent Contract Anniversary.
We may, in our sole discretion, restrict or prohibit any type of transfer or the availability of any Subaccount or Fixed Account option on a nondiscriminatory basis. We may modify our transfer procedures at any time and at our sole discretion.

Automatic Transfer Programs
Before the Commencement Date, we offer the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from us by calling 1-800-789-6771. There are risks involved in switching between investment options available under the Contract.
Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Contract without a transfer fee charge.

Minimum Account
Service	Description	Requirements	Limitations/Notes
Dollar Cost Averaging
Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.
	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option (where available) to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option (where available) to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven-Year Guaranteed Interest Rate Option if the Principal Guarantee Program is selected.

How to Request a Transfer
Currently, you may make a transfer request by Written Request or any of the following alternate methods:
•	by telephone at 1-800-789-6771

•	by facsimile at 513-412-3766 or

•	over the Internet through our web site at www.gafri.com.
All transfer requests must comply with the terms of the Contract. We accept transfer instructions once each Valuation Period. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period.
You may place transfer requests by telephone, by facsimile or over the Internet between 9:30 a.m. and 4:00 p.m. Access to these alternate methods of placing transfer requests, particularly through our web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. We may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.
We will not be liable for complying with transfer instructions that we reasonably believe are genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, we will not be liable for refusing to comply with transfer instructions that are not in good order or that we reasonably believe are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. You or the person controlling payments will bear the risk of such loss. We will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.
Changes in or Termination of Automatic Transfer Programs
You may change any automatic transfer instructions that are in place or may terminate your participation in any of the automatic transfer programs at any time. To change your instructions or to terminate your participation, you must send us a Written Request by U.S. or overnight mail, or by facsimile at 513-412-3766. You must give us at least 30 days’ notice to change any automatic transfer instructions that are already in place or to terminate your participation in an automatic transfer program.
We may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to you, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.
We may also impose an annual fee for participation in an automatic transfer program or increase the current annual fee, as applicable, in such amount(s) as we may then determine to be reasonable. The maximum amount of the annual fee that we would impose for participating in each automatic transfer program is $30.
Transfer Restrictions Related to Active Trading Strategies
Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). Persons who intend to use an active trading strategy should consult a financial advisor and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.
We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Transfer restrictions may vary by state.
Appendix C to this prospectus contains more information about these processes and restrictions.

WITHDRAWALS AND SURRENDERS
You can access your Account Value before the Annuity Commencement Date through withdrawals from the Contract, Contract loans (if available), or a surrender of the Contract. Contract loans are described more fully in the next section of this prospectus.
You may take withdrawals from the Contract at any time before the Annuity Commencement Date. Withdrawals must be made by Written Request. The amount of the withdrawal must be at least $500. No withdrawal can be made that would reduce the Account Value of the Contract to less than $500.
A withdrawal will result in the cancellation of Accumulation Units from each of the applicable Subaccounts and/or a reduction in the value of your interest in the applicable Fixed Account options. Unless the Written Request states otherwise, the reduction in each Subaccount and Fixed Account option will be in the same proportion as the reduction in the total Account Value. If you wish to specify the Subaccount(s) and/or Fixed Account option(s) from which you wish to make a withdrawal and the amount of the withdrawal to be taken from each specified Subaccount and/or Fixed Account option, you must include this information in the Written Request.
You may surrender a Contract in full for the Account Value at any time before the Annuity Commencement Date. A full surrender will terminate the Contract. Surrenders must be made by Written Request. The amount available for surrender will be the Account Value at the end of the Valuation Period in which the Written Request for surrender is received by us. Any fee, charges, loans or applicable premium tax or other taxes not previously deducted will be deducted as part of the calculation of the Account Value.
➢	Please review the explanation of a Written Request in the Definitions section of this prospectus.
An amount paid on a withdrawal or surrender may be paid to or for another annuity or tax-qualified account in an exchange, transfer, or rollover to the full extent allowed by federal tax law.
A withdrawal or surrender is effective on the Valuation Date during which we receive the Written Request for withdrawal or surrender in good order. A withdrawal or surrender that results in the cancellation of Accumulation Units will be processed at the next Accumulation Unit Value calculated after we receive the Written Request in good order.
Restrictions and Charges on Withdrawals and Surrenders

	Tax Qualified Contracts	Non Tax Qualified Contracts

Minimum withdrawal amount	$500	$500
Minimum remaining Account Value after a withdrawal	$500	$500
Amount available for surrender (valued as of end of Valuation Period in which we receive the surrender request)	Account Value subject to tax law or employer plan restrictions on withdrawals	Account Value subject to employer plan restrictions on withdrawals
Contract maintenance fee on full surrender	$40
Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25%for certain SIMPLE IRAs)

Deferral of Payment
We have the right to suspend or delay the date of payment of a withdrawal or surrender from the Subaccounts at certain times. We may do this for any period:
•	when the New York Stock Exchange is closed or when trading on the New York Stock Exchange is restricted;

•	when the SEC determines that an emergency exists as a result of which the disposal of securities in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine fairly the value of the nets assets in the Separate Account; or

•	when the SEC permits a suspension or delay in payment for the protection of security holders.
As permitted under certain state laws, we also reserve the right to delay the processing and payment of a withdrawal or surrender from the Fixed Account. We may delay processing and payment for up to 6 months after we receive your Written Request. If we delay processing and payment, we will comply with applicable state law.
Systematic Withdrawal
Before the Annuity Commencement Date, you may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100.
You may begin or discontinue systematic withdrawals at any time by Written Request. You must give us at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place. We reserve the right to discontinue offering systematic withdrawals at any time.
Currently, we do not charge a fee for systematic withdrawal services. However, we reserve the right to impose an annual fee in such amount as we may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.
Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially a different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS
We may make loans to Owners of certain Tax Qualified Contracts. If loans are available under a Tax Qualified Contract, loan provisions are described in the loan endorsement to the Contract.
We will charge interest on these loans. The maximum rate of interest that we will charge will be 8% or such other higher rate than may be required by the plan administrator or an employer retirement plan that controls the Contract. These loans will be secured with an interest in the Contract. The collateral for the loan will be moved from the designated Subaccounts to the Fixed Accumulation Account option and will earn a fixed rate of interest applicable to loan collateral. Generally, we require the collateral amount to be 110% of the outstanding loan balance. The minimum rate of interest that we will credit to loan collateral is 1% or any higher Fixed Account guaranteed interest rate stated in your Contract. The difference between the amount of interest we charge on a loan and the amount of interest we credit to loan collateral is called the “loan interest spread.” The current “loan interest spread” is 3%.
Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code. A default on a loan will result in a taxable event. You should consult a tax advisor before exercising loan privileges.
A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account One-Year Guarantee Period option. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the interest rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would have increased if no loan were outstanding. If investment results are below that interest rate, the Account Value will be higher than it would have been if no loan had been outstanding.
TERMINATION
We reserve the right to terminate any Contract at any time that the Account Value is less than $500. If we terminate the Contract, we will pay you the Account Value less any fees and charges, loans, and applicable premium tax or other taxes not previously deducted.
A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to our termination right as described above.

OTHER INFORMATION
Reports and Confirmations
At least once each Contract Year, we will mail reports of the Contract’s Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first.
We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.
Householding
If you and other Owners at a shared address consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”), you may revoke your consent at any time. Please contact us at 1-800-789-6771 or www.gafri.com if you wish to receive separate documents.
If you are currently receiving multiple copies of required documents, you may contact us at 1-800-789-6771 or www.gafri.com for additional information about householding.
Electronic Delivery of Required Documents
If you wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form, you must give your consent to electronic delivery. You may revoke this consent at any time. Please contact us at 1-800-789-6771 or www.gafri.com for additional information about electronic delivery of documents.
Voting of Portfolio Shares
To the extent required by law, we will vote all Portfolio shares held in the Separate Account at regular and special shareholder meetings of the respective Portfolios. The Portfolios are not required to hold annual or other regular meetings of shareholders.
Before the Commencement Date, we will vote Portfolio shares according to instructions of Owners, unless we are permitted to vote shares in our own right. We will solicit voting instructions in accordance with procedures established by the respective Portfolios. Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio.
We will calculate the number of votes for which you may provide voting instructions separately for each Subaccount. We will determine the number by applying your percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount. We will determine your percentage interest and the total number of votes as of the record date established by that Portfolio for voting purposes.
We will also vote or abstain from voting shares for which we receive no timely instructions and shares we hold as to which Owners have no beneficial interest (including shares held by us as reserves for benefit payments*). We will vote or abstain from voting such shares in proportion to the voting instructions we receive from Owners of all Contracts participating in the Subaccount. Because we will use this proportional method of voting, a small number of Owners may determine the manner in which we will vote Portfolio shares for which we solicit voting instructions but receive no timely instructions.

*	Neither the Owner nor payee has any interest in the Separate Account after the Commencement Date. Benefit Units are merely a measure of the amount of the benefit payments we are obligated to pay on each payment date.

ANNUITY BENEFIT
Annuity Benefit

✓ Annuity Benefit	The payments that may be made under the Annuity Benefit section of the Contract.

✓ Annuity Benefit Amount	The Account Value, reduced by any fees and charges, loans, and applicable premium tax or other taxes not previously deducted, will be used to provide Annuity Benefit payments under the Contract.

✓ Annuity Commencement	Date The first day of the first payment interval for which an Annuity Benefit payment is to be made.
When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected. Upon annuitization, the Account Value is no longer available to you. Annuity Benefit payments are based on the Account Value. Annuity Benefit payments may be calculated and paid as variable dollar payments, fixed dollar payments, or a combination of both The stream of payments, whether variable dollar or fixed dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. You (or the applicable payee) bear the risk that any variable dollar payment may be less than the initial variable dollar payment or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.
Annuity Commencement Date
The Annuity Commencement Date is set out on the Contract specification page. You may change the Annuity Commencement Date by Written Request. We must receive the Written Request at least 30 days before the date that the Annuity Benefit payments are scheduled to begin.
➢	Please review the explanation of a Written Request in the Definitions section of this prospectus.
You should consider the following rules when designating the Annuity Commencement Date.

Tax Qualified Contract	Non Tax Qualified Contract
The Annuity Commencement Date generally must be no later than the Contract Anniversary following your 70th birthday. The Annuity Commencement Date can be later only if we agree.	The Annuity Commencement Date generally must be no later than (1) the Contract Anniversary following the 85th birthday of the elder of you or any joint owner or (2) five years after the effective date of the Contract, whichever is later. The Annuity Commencement Date can be later only if we agree

Form of Annuity Benefit
You may elect to have Annuity Benefit payments made pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. You may request fixed dollar payments, variable dollar payments, or a combination of both.
You may elect a settlement option or change your election by Written Request. The election or any change in your election must be made before the Annuity Commencement Date. We must receive your Written Request at least 30 days before the Annuity Commencement Date.
If you have not made an election as to the form of settlement option, we will attempt to contact you to ascertain the form of settlement option to be used. If you do not select a settlement option, Annuity Benefit payments will be made annually under the terms of Settlement Option B with a fixed period of 10 years, as described in the Settlement Options section of this prospectus. In addition, the form of the Annuity Benefit payments (fixed dollar payments, variable dollar payments, or a combination of both) will reflect the allocation of your Account Value as of the end of the Valuation Period that precedes the Annuity Commencement Date.

1998 Version	If you do not select a settlement option, Annuity Benefit payments will be fixed dollar payments made monthly under the terms of Settlement Option B for a period of 10 years.
If this Contract is a Tax Qualified Contract, an election of a settlement option is subject to restrictions stated in the tax qualification endorsement. If this Contract is not a tax qualified contract, then an election of a settlement option is subject to the distribution rules set forth in the Contract.
➢	Additional information about fixed dollar payments and variable dollar payments is included in the Calculation of Benefit Payments section of this prospectus.
Person Who Receives Annuity Benefit Payments
Annuity Benefit payments generally will be made to the Annuitant as payee. There are 2 exceptions to this general rule.
•	If you are not the Annuitant, you can elect to have the Annuity Benefit payments made to yourself as payee.

•	Annuity Benefit payments may be paid as a transfer or rollover to, or as a tax-free exchange for, an annuity or tax-qualified account as permitted by federal tax law.
Annuity Benefit payments that are still payable after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.
For group contracts, Annuity Benefit payments will be made to the Participant as payee. Any Annuity Benefit amounts remaining payable on his or her death will be paid to the contingent payee designated by the Participant by Written Request. We may reject the naming of a non-natural payee. The Participant will be the person on whose life any Annuity Benefit payments are based.
➢	Please review the explanation of a Written Request in the Definitions section of this prospectus.

DEATH BENEFIT
Death Benefit

✓ Beneficiary	The person entitled to receive any Death Benefit under this Contract. More information about the Beneficiary is included in the Contract section of the prospectus.

✓ Death Benefit	The benefit described in the Death Benefit section of the Contract.

✓ Death Benefit Commencement Date	(1) The first day of the first payment interval for a Death Benefit that is paid as periodic payments or (2) the date of payment for a Death Benefit that is paid as a lump sum.

✓ Death Benefit Valuation Date	The earlier of (1) the date that we have received both Due Proof of Death and a Written Request with instructions as to the form of the Death Benefit and (2) the Death Benefit Commencement Date.

✓ Due Proof of Death	A certified copy of a death certificate or a certified copy of a decree made by a court of competent jurisdiction as to the finding of death. We will also accept other proof that is satisfactory to us.
➢	Please review the explanation of a Written Request in the Definitions section of this prospectus.
A Death Benefit will be paid under this Contract if you or a joint owner dies before the Annuity Commencement Date and before the Contract is surrendered.
A Death Benefit will also be paid under the following circumstances.
•	You or a joint owner is a non-natural person and the Annuitant dies before the Annuity Commencement Date and before the Contract is surrendered.

•	The Contract is a Tax Qualified Contract and the Annuitant dies before the Annuity Commencement Date and before the Contract is surrendered.
If your surviving spouse (or civil union partner in applicable states) becomes a successor owner of the Contract, no Death Benefit will be paid on your death.
Only one Death Benefit will be paid under the Contract. No Death Benefit will be paid until we receive Due Proof of Death. If a Death Benefit becomes payable, it will be in lieu of all other benefits under the Contract and all other rights under this Contract will be terminated.
Death Benefit Amount
The amount of the Death Benefit will be based on the greater of (1) the Account Value on the Death Benefit Valuation Date and (2) the total of all Purchase Payments, reduced proportionally for any withdrawals. Any reduction in the Purchase Payments that we make to reflect withdrawals will be made in the same percentage as the percentage reduction in your Account Value on the date of the withdrawal.

Example of Determination of Death Benefit Amount
This example is intended to help you understand how a withdrawal impacts the Death Benefit amount.
Assuming your total Purchase Payments equal $100,000, your Account Value is $90,000, you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.
Step One: Calculate the proportional reduction.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage

	$90,000	Account Value immediately before withdrawal		Reduction

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction
Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	–11,111

Purchase Payments reduced for withdrawals	$88,889
Step Three: Determine the Death Benefit amount.
Immediately after the withdrawal, the reduced Purchase Payments of $88,889 is greater than the Account Value of $80,000, so the Death Benefit amount would be $88,889.

1998 Version	The Death Benefit will be an amount equal to the greater of (1) the Account Value as of the Death Benefit Valuation Date and (2) 100% of the Purchase Payment(s) received by us, less any amounts returned to you.
The death benefit amount will be reduced by any applicable premium tax or other taxes not previously deducted and by any outstanding loans.
Death Benefit Commencement Date
The Beneficiary may designate the Death Benefit Commencement Date by Written Request. The Written Request must be made within one year of the death of the applicable person. If no designation is made, then the Death Benefit Commencement Date will be one year after the death.
➢	Please review the explanation of a Written Request in the Definitions section of this prospectus.
Allocations and Transfers of Death Benefit Amount
On the Death Benefit Valuation Date, we will allocate the Death Benefit amount among the Subaccounts and the Fixed Account options. This allocation will be made in the same proportion as the value of each option bears to the total Account Value as of the end of the Valuation Period immediately before that date. After this allocation, the amount of the Death Benefit to be paid will be based on the Account Value.
Between the Death Benefit Valuation Date and the Death Benefit Commencement Date, the Beneficiary may transfer funds among the Subaccounts and the Fixed Account options. These transfers are subject to the limitations described in the Transfers section and Appendix C of this prospectus.

Form of Death Benefit
You may elect to have Death Benefit payments made in one lump sum or pursuant to any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. You may request fixed dollar payments, variable dollar payments, or a combination of both. There is no additional charge associated with the form of Death Benefit election.
If the Contract owner is an individual and the lump sum payment option is selected, we pay the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit.  This account is called the Great American Benefit Choice Account.  We send the beneficiary a personalized “checkbook” for this account.  The beneficiary may withdraw all or part of the money in this account at any time by writing a draft against the account.  The servicing bank will process the draft by drawing funds from our general account.
The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly.  We set the interest rate for this account.  We review the rate periodically and we may change it at any time.  We may make a profit on the money held in this account.
The Great American Benefit Choice Account is part of our general account.  It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency.  As part of our general account, it is subject to the claims of our creditors.
In some circumstances when a lump sum payment option is selected, we do not establish a draft account for the beneficiary.

•	If the death benefit is less than $5,000, we pay the death benefit with a single check payable to the beneficiary.

•	If the beneficiary is a resident of Arkansas, Colorado, Florida, Kansas, Maryland, Nevada, North Carolina or North Dakota and he or she requests that the lump sum be paid by check, we pay the death benefit with a single check payable to the beneficiary.

The election must be made before your death. You may change the election at any time before your death. The election or any change in the election must be made by Written Request.
If you do not make any election, the Beneficiary may make that election after your death and before the Death Benefit Commencement Date. A Beneficiary may change the Beneficiary’s own election by Written Request. We must receive the Written Request at least 30 days before the Death Benefit Commencement Date.
If neither you nor the Beneficiary has made an election, Death Benefit payments will be made annually under the terms of Settlement Option A with a fixed period of 4 years, as described in the Settlement Options section of this prospectus. In addition, the form of the Death Benefit payments (fixed dollar payments, variable dollar payments, or a combination of both) will reflect the allocation of your Account Value as of the end of the Valuation Period that precedes the Death Benefit Commencement Date.

1998 Version	If you do not select a settlement option, Death Benefit payments will be fixed dollar payments made monthly under the terms of Settlement Option A for a period of 4 years.
➢	Additional information about fixed dollar payments and variable dollar payments is included in the Calculation of Benefit Payments section of this prospectus.
The Beneficiary generally will be the person on whose life any Death Benefit payments under a settlement option will be based. If the Beneficiary is a non-natural person, the Beneficiary may elect to have payments under a life option based on the life of a person to whom the Beneficiary is obligated. This election must be made by Written Request before the Death Benefit Commencement Date.
➢	Please review the explanation of a Written Request in the Definitions section of this prospectus.
If this Contract is a Tax-Qualified Contract, an election of a settlement option is subject to restrictions stated in the tax qualification endorsement. If this Contract is not a tax-qualified contract, then an election of a settlement option is subject to the distribution rules set forth in the Contract.
Application of a Death Benefit to a Settlement Option
When a Death Benefit is applied to a settlement option, we promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments are based on the Account Value. Benefit payments may be calculated and paid as variable dollar payments, fixed dollar payments, or a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of our general account. However, we guarantee only the amount of fixed dollar payments. The Beneficiary (or the applicable payee) bears the risk that any variable dollar payment may be less than the initial variable dollar payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently.

Person Who Receives Death Benefit Payments
Death Benefit payments generally will be made to the Beneficiary as payee. There are 2 exceptions to this general rule.
•	If the Beneficiary is a non-natural person, the Beneficiary may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments.

•	Death Benefit payments may be paid as a transfer or rollover to, or as a tax-free exchange for, an annuity or tax-qualified account as permitted by federal tax law.
Death Benefit payments that are still payable after the death of the payee will be made to the applicable contingent payee or, if there is no designated or surviving contingent payee, the estate of the last payee who received payments.
Step Up in Account Value for Successor Owner
If your spouse (or civil union partner in applicable states) becomes the successor owner of the Contract, the Account Value may be increased. There is no additional charge associated with this feature.

•	The Account Value will be increased to equal the amount of the Death Benefit that would have been payable if your spouse (or civil union partner in applicable states) had not become the successor owner.

•	If the Death Benefit that would have been payable is equal to the Account Value on the applicable date, the Account Value will not be increased.
If the Account Value is increased under this provision, we will add the amount of the increase to the Fixed Accumulation Account.
Any increase under this provision will occur as of the date that would have been the Death Benefit Valuation Date. The date that would have been the Death Benefit Valuation Date will be the later of (1) the date that we receive Due Proof of Death or (2) the date we receive the successor owner election. This date will never be later than one year after the date of your death.

SETTLEMENT OPTIONS
Settlement Options
We will make periodic payments under the standard forms of settlement options described below. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied.
We will make periodic payments in any other form of settlement option that is acceptable to us at the time of any election. All elected settlement options must comply with pertinent laws and regulations. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted on a basis acceptable to you and us at the time of the commutation request.

Option	Description
Option A Income for a Fixed Period	We will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for Death Benefit settlement options only.)

Option B Life Annuity with Payments for a Fixed Period	We will make periodic payments for at least a fixed period. If the person on whose life benefit payments are based lives longer than the fixed period, then we will make payments until his or her death.

Option C Joint and One-Half Survivor Annuity	We will make periodic payments until the death of the primary person on whose life benefit payments are based. After the death of the primary person, we will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.
The Annuity 2000 Mortality Table for blended lives (60% female/40% male) with interest at 1% per year, compounded annually, is used to compute all guaranteed settlement option factors, values, and benefits under the Contract.

1998 Version	The 1983 Individual Annuity Mortality Table with interest at 3% per year, compounded annually, is used to compute all guaranteed settlement option factors, values, and benefits under the Contract.
Payments under Settlement Options
Payments under any settlement option may be in fixed dollar payments, variable dollar payments, or a combination of both.
➢	Additional information about fixed dollar payments and variable dollar payments is included in the Calculation of Benefit Payments section of this prospectus.
Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. The first payment will be paid as of the last day of the initial payment interval. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. In our discretion, we may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.
If payment under a settlement option depends on whether a specified person is still alive, we may at any time require proof that the person is still living. We will require proof of the age of any person on whose life payments are based. If more than one person is the payee under a settlement option, we will make payments to the payees jointly. No more than 2 persons may be initial payees under Option C.
We may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to you. If we change the minimum amounts, we may change any current or future payment amounts and/or payment intervals to conform with the change.

Considerations in Selecting a Settlement Option and Payment Forms
Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annual or annual), and the payment form selected (fixed dollar or variable dollar).
•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the lower the amount of each payment because more payments will be made.

•	For life contingent settlement options (Option B and Option C), the longer the life expectancy of the Annuitant or Beneficiary, the lower the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

•	The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The assumed daily investment factor, which is based on a net investment rate of 1% per year, compounded annually, (3% per year, compounded annually, for the 1998 version of the Contract) also affects the amount by which variable dollar payments increase or decrease.

➢	Additional information about fixed dollar payments, variable dollar payments, and the assumed daily investment factor is included in the Calculation of Benefit Payments and Glossary of Financial Terms sections of this prospectus.
THE CONTRACTS
Each Contract is an agreement between you and us. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between us and the group owner. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant’s interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.
Because we are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the modifications that we have made to Contracts delivered in the state where you live, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.
Right to Cancel
If you are the Owner of an individual Contract, you may cancel it by returning it and giving us written notice of cancellation. You have until midnight of the 20th day following the day you receive the Contract. The Contract must be returned and the required notice must be given to us, or to the agent who sold it to you, in person or by mail. If sent by mail, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If you cancel your individual Contract as set forth above, the Contract will be void and we will refund the Purchase Payments plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which we receive the returned Contract.
Federal law or the law of the state where you live may vary your cancellation rights.
•	When required by state or federal law, we will refund the Purchase Payments without any investment gain or loss, during all or the applicable part of the right to cancel period.

•	When required by state or federal law, we will refund the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period.

•	When required by state law, the right to cancel period may be longer than 20 days.

•	When required by state law, the right to cancel may apply to group Contracts.
During the right to cancel period, we reserve the right to allocate all Purchase Payments temporarily to the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will reallocate your Account Value as of the end of the right to cancel period. When we make this reallocation, we will follow the allocation instructions that you provided with your initial Purchase Payment.
Ownership Provisions
Owner
The Owner is the person with authority to exercise all of the ownership rights under a Contract, such as making allocations among investment options, electing a settlement option, and designating the Annuitant, Beneficiary and payee. If you live in a community property state and have a spouse (or civil union partner in applicable states) at any time while you own this Contract, the laws of that state may vary your ownership rights.
An Owner must ordinarily be a natural person, or a trust or other legal entity holding a Contract for the benefit of a natural person. If the Owner or a joint owner is a non-natural person, then the age of the eldest Annuitant will be treated as the age of the owner for all purposes under this Contract.
Successor Owner
In some cases, your spouse (or civil union partner in applicable states) may succeed to the ownership of the Contract after your death. Specifically, if you die before the Annuity Commencement Date and your spouse (or civil union partner in applicable states) is the surviving joint owner or sole surviving Beneficiary under the Contract, he or she will become the successor owner of the Contract if (1) you make that Written Request before your death or (2) after your death, your spouse (or civil union partner in applicable states) makes that Written Request within one year of your death and before the Death Benefit Commencement Date. As successor owner, your spouse (or civil union partner in applicable states) will then succeed to all rights of ownership under the Contact except the right to name another successor owner.

1998 Version
Your spouse (or civil union partner in applicable states) may not succeed to the ownership of the Contract after your death unless the Contract was issued with an endorsement that permits your spouse (or civil union partner in applicable states) to become the successor owner.

Joint Owners

Tax Qualified Contracts	For an individual Contract, no joint owner is permitted.

Non Tax Qualified Contracts	Two persons may jointly own the Contract. Each joint owner may exercise allocation and transfer rights independently. All other rights of ownership must be exercised by joint action.

A surviving joint owner who is not the spouse (or civil union partner in applicable states) of a deceased owner may not become a successor owner, but will be deemed to be the Beneficiary of the Death Benefit that becomes payable on the death of the first owner to die, regardless of any Beneficiary designation.

Transfer of Ownership

Tax Qualified Contracts	You may not transfer, sell or in any way alienate your interest in the Contract except to the limited extent provided in the tax qualification endorsement.

Non Tax Qualified Contracts	You may transfer ownership at any time during your lifetime. A transfer must be made by Written Request. Except as otherwise elected or required by law, a transfer of ownership will not cancel a designation of an Annuitant or Beneficiary or a settlement option election. A transfer of ownership may have adverse tax consequences
Assignment

Tax Qualified Contracts	You may not pledge, charge, encumber, or in any way assign your interest in the Contract.

Non Tax Qualified Contracts	You may assign all or any part of your rights under this Contract except:

• the right to designate or change a Beneficiary

• the right to designate or change an Annuitant

• the right to transfer ownership and

• the right to elect a settlement option.

The person to whom rights are assigned is called an assignee. An assignment must be made by Written Request. We are not responsible for the validity of any assignment. If an assignment is allowed, the rights of an assignee, including the right to any payment under the Contact, come before the right of the Owner, Annuitant, Beneficiary, or other payee. An assignment may be ended only by the assignee or as provided by law.
Annuitant Provisions
The Annuitant is the natural person on whose life Annuity Benefit payments are based.
Annuitant

Tax Qualified Contracts	If this Contract is an individual contract, the Annuitant must be the Owner. If this Contract is a group contract, then the Annuitant is the designated participant in the group plan for whose benefit the Contract was purchased. The designation cannot be changed.

Non Tax Qualified Contracts	The Annuitant is the person or persons designated by you. If you do not designate an Annuitant or if no Annuitant designated by you is surviving, then the Annuitant will be each Owner who is a natural person.

• A designation may name 2 or more natural persons jointly as the Annuitant. On the death of a joint Annuitant, the survivor will become the sole Annuitant.

• A designation may name a contingent Annuitant. A contingent Annuitant will become the Annuitant only if there is no surviving primary Annuitant.

You generally may make or change a designation of Annuitant at any time before the Annuity Commencement Date. A designation of annuitant must be made by Written Request.

The designation of Annuitant may not be made or changed if the Owner or a joint owner is a trustee or a non-natural person. Except as otherwise elected or as required by law, a change of Annuitant will not cancel a designation of a Beneficiary or a settlement option election.
Beneficiary Provisions
The Beneficiary is the person entitled to receive any Death Benefit under this Contract.
If there is a joint owner and that joint owner survives you, then that joint owner is the Beneficiary regardless of any designation of Beneficiary made by you. If there is no joint owner who survives you, than the Beneficiary is the person or persons that you designate. If there is no joint Owner or Beneficiary designated by you who survives you, then your estate will be the Beneficiary.
If a Beneficiary dies within 30 days after your death, we will assume that he or she did not survive you for purposes of this Contract.
You may designate 2 or more persons jointly as the Beneficiary. Unless you state otherwise, joint Beneficiaries who survive you will be entitled to equal shares. You may also designate one or more persons as contingent Beneficiary. Unless you state otherwise, a contingent Beneficiary will be entitled to a benefit only if there is no primary Beneficiary who survives you.
Unless you have specified that a prior designation of Beneficiary is irrevocable, you may make or change a designation of Beneficiary at any time before the Annuity Commencement Date. A designation of Beneficiary must be made by Written Request. Except as otherwise elected or as required by law, a change of Beneficiary will not cancel a designation of an Annuitant or a settlement option election.
The Beneficiary will be the measuring life for life contingent Death Benefit payments (Option C).

Payees under the Contract
A payee is a person to whom benefits are paid under this Contract.
Payees

Tax Qualified Contracts	You are the Annuitant under the Contract and, as the Annuitant, you are the payee of the Annuity Benefit.

Non Tax Qualified Contracts	The Beneficiary is the payee of the Death Benefit. The Annuitant under the Contract is the payee of the Annuity Benefit. If you are not the Annuitant, you can elect to have the Annuity Benefit Payments made to you as payee.

The Beneficiary is the payee of the Death Benefit.
Designation of Other Payees

Annuity Benefits	You may designate a contingent payee to receive Annuity Benefit payments that are still payable after the death of the payee.

If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the last payee who received payments.

Failing that, we will make such payments to the estate of the last payee who received payments.

Unless you have specified that a prior designation is irrevocable, you may change the payee or contingent payee at any time.

Death Benefits	You may designate a contingent payee to receive Death Benefit payments that are still payable after the death of the Beneficiary.

If there is no such payee or contingent payee surviving, then we will make such payments to the person or person designated as contingent payee by the Beneficiary.

Failing that, we will make such payments to the estate of the last payee who received payments.

A Beneficiary may not change a contingent payee designation made by you. A Beneficiary may make or change any other payee or contingent designation at any time.
A designation or change of payee or contingent payee must be made by Written Request. In any event, the Annuitant will be the person on whose life Annuity Benefits payments are based and the Beneficiary will be the person on whose life Death Benefit payments under a settlement option will be based. No change of payee or contingent payee at any time will change this.
Irrevocable naming of a Payee other than the Owner can have adverse tax consequences.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The administrative office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.
The Company is a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”). GAFRI is a wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
We may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to the Company by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s, and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect A.M. Best Company’s opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.
The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate risk, liquidity risk and credit risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account.
The Company and Great American Advisors® , Inc., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.
THE SEPARATE ACCOUNT
We established the Separate Account on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of our Board of Directors. It is divided into Subaccounts that invest in corresponding Portfolios.
The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the performance of the Separate Account is entirely independent of the investment performance of our general account assets or any other separate account maintained by us.
We may operate the Separate Account as a management company or any other form permitted by law. We may de-register the Separate Account in the event such registration is no longer required. We may combine the Separate Account with one or more separate accounts. We would only take these actions if we deemed them to be in the best interest of persons having voting right under the Contracts.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the contracts. Its business address is 525 Vine Street, Cincinnati, Ohio 45202. GAA is a wholly-owned subsidiary of Great American Financial Resources, Inc. and an affiliate of the Company.
The Contracts are sold by insurance agents who are also registered representatives of (1) GAA or (2) other broker-dealers that have entered into selling agreements with GAA. GAA and the other broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.
The Company pays commissions to GAA for promotion and sale of the contracts. GAA retains the commissions for sales made through its registered representatives, or pays the commissions to other broker-dealers for sales made through their registered representatives. GAA and the other broker-dealers pay their registered representatives from their own funds. Commissions paid by us are calculated as a percentage of the purchase payments received for a contract. The maximum percentage is 8.5% of the purchase payments received from a contract. Commissions paid by us may also be calculated as a percentage of the contract value (sometimes called a trail commission). Trail commissions are not expected to exceed 1% of the contract value on an annual basis.
Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value, but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from our general assets.
We paid the following amounts to GAA for the last three years: $1,575,162 for 2008, $1,631,615 for 2007, and $1,757,857 for 2006. These amounts include compensation related to other contracts issued through Annuity Investors Variable Account B.
GAA may enter into revenue sharing, shelf space, and other arrangements with broker-dealers under which GAA pays them additional compensation for services that they provide in connection with the distribution of the Contracts (such as providing access to their distribution networks, sponsoring conferences, seminars, sales programs or training programs for registered representatives or other employees, paying travel expenses incurred in connection with these events, and sponsoring sales and advertising campaigns related to the Contracts) or additional compensation for administrative or operational expenses. These arrangements may not be applicable to all firms in the selling network, the terms of these arrangements may differ between firms, and the compensation payable under these arrangements may include cash compensation, non-cash compensation, or other benefits. Compensation paid under these arrangements will not result in any additional direct charge to you. Compensation under these arrangements may provide an incentive for a selling firm or its registered representatives to favor the sale of the Contracts over other financial products available in the marketplace.
In 2008, we paid $50,000 to GAA in connection with its sales conference.
In 2008, the Company made payments, ranging from $500 to $20,000, to the following selling firms in connection with conference sponsorships: Berthel Fisher& Company Financial Services, Brecek & Young Advisors, Inc., Brokers International Financial Services, LLC, Calton & Associates, Inc., Capital Financial Services, CFD Investment, Inc., Cullum & Burks Securities, Inc., First Heartland Capital, Inc., GWN Securities, Inc., H. Beck, Inc. (The Capital Financial Group), IMS Securities, Inc., Independence Capital Co., Investacorp, Inc., Investors Capital Corporation, Institutional Securities Corporation, Kovack Securities, Inc., Legend Equities Corporation, Lincoln Financial Advisors Corporation, Lincoln Investment Planning Inc., Lombard Securities, Inc., Peak Securities / Brookstone and others, Pension Planner Securities, Inc., PlanMember Securities Corporation, Prime Capital Services, Inc., Sammons Securities Company, LLC, Sigma Financial Corporation, SWBC Investment Services, LLC, Symetra Securities, Inc., Transamerica Financial Advisors, Trustmont Financial Group, Inc., Williams Financial Group, World Choice Securities, Inc., WRP Investments, Inc.
The company had preferred status arrangements with the following selling firms: Brecek & Young Advisors, and Pension Planners. In 2008 we paid $439.12 under these arrangements.
A Portfolio may compensate the Company or GAA for the distribution and operational services that the Company or GAA provides and the costs that it incurs in providing these services. For example, each business day, we aggregate all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submit one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners. GAA also maintains the distribution network that supports the sale of our variable annuity products that invest in the Portfolios. Payments from a Portfolio to the Company or GAA for these services may be made pursuant to (1) the Portfolio’s Rule 12b-1 plan, in which case the payments are deducted from the Portfolio’s assets or (2) service, administration, sub-transfer or similar agreements between the Company or GAA and the Portfolio’s investment adviser or its affiliate.

FEDERAL TAX MATTERS
This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.
The tax information provided in the prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an independent attorney or tax advisor.
Tax Deferral on Annuities
Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.
Tax-Qualified Retirement Plans
Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.
The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.
Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.
Individual Retirement Annuities
IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

Roth IRAs
IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1/2, become disabled, or died, or for qualified first-time homebuyer expenses.
Tax-Sheltered Annuities
IRC 403(b) of the Code permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.
Pension, Profit—Sharing, and 401(k) Plans
IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.
Roth TSAs and Roth 401(k)s
IRC Section 402A permits TSA plans and 401(k) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA or 401(k) plan are included in the employee’s taxable income as earned. Distributions are considered to come proportionally from contributions and earnings. Distributions attributable to contributions are tax-free. Distributions attributable to earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1/2, become disabled, or died. Amounts attributable to Roth TSA and Roth 401(k) contributions are subject to the same distribution restrictions that apply to other amounts attributable to TSA or 401(k) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.
Governmental Deferred Compensation Plans
State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.
Nonqualified Deferred Compensation Plans
Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include deferred compensation plans of non-governmental tax-exempt employers described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules
The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Annuity Contracts
Plan Types	• IRC §401 (Pension, Profit—Sharing, 401(k))	• IRC §409A	IRC §72 only
• IRC §457 (Nongovernmental §457)
• IRC §403(b) (Tax-Sheltered Annuity)
• IRC §408 (IRA, SEP, SIMPLE IRA)
• IRC §408A (Roth IRA)
• IRC §402A (Roth TSA or Roth 401(k))
• IRC §457 (Governmental §457)

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Distribution Restrictions	Distributions from Contract or plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

Taxation of Surrenders and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other Contracts are generally deemed to come from investment in the contract on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA or Roth 401(k) are completely tax free if certain requirements are met.	Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any contributions from before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, or Roth 401(k) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor on transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plan Contracts are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Required Minimum Distributions
The Contracts are subject to the required minimum distribution (“RMD”) rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.
For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following attainment of age 70 1/2. However, for a Tax-Sheltered Annuity Plan, Pension, Profit-Sharing, or 401(k) Plan, or Governmental Deferred Compensation Plan of an employer, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.
For a Roth IRA or Contract that is not tax-qualified, there are no required minimum distributions during life.
All Contracts are generally subject to required minimum distributions after death. Generally, if payments have begun under a settlement option during life or if under a tax-qualified Contract the required beginning date for distributions had been reached, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the beneficiary’s life expectancy. For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a spouse beneficiary may elect out of these requirements, and apply the required minimum distribution rules as if the Contract were his or her own.
Special Rules for 2009
The Worker, Retiree, and Employer Recovery Act of 2008 suspends the minimum distribution requirement for 2009 for defined contribution pension, profit-sharing, and 401(k) plans, 403(b) tax-sheltered annuities, governmental 457(b) plans, and IRAs. However, the terms of the plan may need to be amended to allow a participant to take advantage of this suspension. This suspension may apply to required minimum distributions both during life and after death. It does not apply to the required minimum distribution for 2008 (which may be due by April 1, 2009 if the participant attained age 70 1/2 or retired during 2008). It may extend the five-year period for making payments after death, or the one-year period for beginning payments after death over the beneficiary’s life expectancy.

CALCULATION OF BENEFIT PAYMENTS
Fixed Dollar Payments
The amount to be applied to Fixed Dollar payments is the Fixed Account Value as of the Commencement Date. It will include the amount of any transfer to Fixed Dollar payments that is made from the Separate Account on that date. It will not include the amount of any transfer to Variable Dollar payments that is made from the Fixed Account as of the end of the Valuation Period that precedes the Commencement Date. The amount to be applied to payments will be reduced by any fees and charges, loans, or applicable premium tax or other taxes not previously deducted.
The Fixed Account Value for this Contract at any time is equal to:
1)	Purchase Payment(s) that are allocated to the Fixed Account options; plus

2)	amounts transferred to the Fixed Account; plus

3)	interest credited to the Fixed Account; less

4)	any withdrawals, surrender, deductions, and transfers from the Fixed Account; and less

5)	other charges and adjustments made as described elsewhere in this Contract.
Fixed Dollar payments are determined as follows. We start with the amount to be applied to Fixed Dollar payments, expressed in thousands of dollars. This amount is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the Settlement Option Table for the option that is elected. Fixed Dollar payments will remain level for the duration of the payment period.
Variable Dollar Payments
The amount to be applied to Variable Dollar payments is the Variable Account Value as of the end of the Valuation Period that precedes the Commencement Date. It will include the amount of any transfer to Variable Dollar payments that is made from the Fixed Account as of that same time. It will be reduced by the amount of any transfer to Fixed Dollar payments that is to be made from the Separate Account on the Commencement Date. An amount that is transferred from the Fixed Account will be allocated among the Subaccounts by Written Request.
At any time, the Variable Account Value for this Contract is equal to the sum of the values of your interest in each Subaccount. The value of your interest in a Subaccount is equal to the number of your Accumulation Units for that Subaccount multiplied by the Accumulation Unit Value for that Subaccount. These values are determined as of the end of the preceding Valuation Period. The amount to be applied to payments will be reduced by any fees and charges, loans, or applicable premium tax or other taxes not previously deducted.
The Variable Dollar base payment is determined as follows. We start with the amount to be applied to Variable Dollar payments, expressed in thousands of dollars. This amount is then multiplied by the amount of the periodic payment per $1,000 of value. This payment is obtained from the Settlement Option Table for the option that is elected.
The number of Benefit Units in each Subaccount held for Variable Dollar payments is determined as follows. We divide the dollar amount of the Variable Dollar base payment from each Subaccount by the Benefit Unit Value for that Subaccount as of the Commencement Date. The number of Benefit Units in each Subaccount will change if the Person Controlling Payments makes transfers among Subaccounts. The Benefit Units in each Subaccount will change proportionally to a change in the base payment due to any change in the payment interval or as specified by the settlement option. Otherwise, the number of Benefit Units remains fixed during the payment period.
The actual amount of each Variable Dollar payment will reflect the investment performance of the Subaccount(s) selected. It may vary from payment to payment. The total amount of each Variable Dollar payment will be equal to the sum of the payments from each Subaccount. We will deduct a pro-rata portion of the Contract Maintenance Fee from this total.
The payment from each Subaccount is found by multiplying the number of Benefit Units held in that Subaccount for such Variable Dollar payments by the Benefit Unit Value for that Subaccount. We do this as of the end of the fifth Valuation Period before the date that the payment is due. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

GLOSSARY OF FINANCIAL TERMS
The following financial terms are explained in this section of the Prospectus: account value, variable account value, fixed account value, accumulation units, accumulation unit value, benefit unit value and net investment factor. Read these terms in conjunction with the other sections of this prospectus.
Account Value
The aggregate value of your interest in the Fixed Account options and all of the Subaccounts is referred to as the “Account Value.” The value of your interest in all of the Subaccounts is the “Variable Account Value. The value of your interest in all of the Fixed Account options is the “Fixed Account Value.”
The Account Value at any given time is the sum of: (1) amounts invested in the Fixed Account options plus the fixed rate(s) of interest earned on those amounts as of that time and (2) the value of your interest in the Subaccounts as of that time.
The value of your interest in a Subaccount at any time is equal to (1) the number of Accumulation Units for that Subaccount attributable to your Contract multiplied by (2) the Accumulation Unit Value for that Subaccount at the end of the preceding Valuation Period.
The Account Value at any time is net of any charges, deductions, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.
Accumulation Units
Purchase Payment(s) that are allocated to a Subaccount, and amounts that are transferred to a Subaccount, are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to that Subaccount by the value of the Accumulation Unit for that Subaccount at the end of the Valuation Period during which the amount is received.
The following events will result in the cancellation of an appropriate number of Accumulation Units of a Subaccount:
1)	a transfer from a Subaccount;

2)	the surrender or a withdrawal of the Variable Account Value;

3)	the payment of a Death Benefit;

4)	the application of the Variable Account Value to a settlement option; or

5)	the deduction of the charges, fees, or other adjustments described in this Contract.
Accumulation Units will be canceled as of:
1)	the end of the Valuation Period during which we receive a Written Request that gives rise to such cancellation;

2)	the Commencement Date; or

3)	the end of the Valuation Period on which a charge, fee, or other adjustment is due.
At any time, the Variable Account Value for this Contract is equal to the sum of the values of your interest in each Subaccount. The value of your interest in a Subaccount is equal to the number of your Accumulation Units for that Subaccount multiplied by the Accumulation Unit Value for that Subaccount. These values are determined as of the end of the preceding Valuation Period.
Accumulation Unit Value
The initial Accumulation Unit Value for the Money Market Subaccount was set at $1.00. The initial Accumulation Unit Value for each of the other Subaccounts was set at $10.00. After that, the Accumulation Unit Value at the end of each Valuation Period is the Accumulation Unit Value as of the end of the prior Valuation Period multiplied by the Net Investment Factor. The Net Investment Factor is described below. The Accumulation Unit Values will vary as a result of the varying investment experience of the Funds.

Benefit Unit Value
The Benefit Unit Value for each Subaccount is originally established in the same manner as Accumulation Unit Values. For any date after that, the value of a Benefit Unit for a Subaccount is determined by multiplying the Benefit Unit Value as of the end of the preceding Valuation Period by the Net Investment Factor described below. The product is then multiplied by the assumed daily investment factor for the number of days in the Valuation Period. The assumed daily investment factor is based on the assumed net investment rate for the Settlement Option Table that is used to fix the base payment. This factor shall be no greater than 0.99997236, which is the factor based on a net investment rate of 1% per year, compounded annually, as reflected in the guaranteed Settlement Option Tables.

1998 Version	The product is then multiplied by the assumed daily investment factor (0.99991781), for the number of days in the Valuation Period. The assumed daily investment factor is based on the assumed net investment rate of 3% per year, compounded annually, that is reflected in the Settlement Option Tables.
Net Investment Factor
✓ Net asset value	The amount computed by a Fund as the price at which the Fund’s shares are purchased and redeemed. It is computed no less frequently than each Valuation Period.
The Net Investment Factor is a measure of the investment performance of a Subaccount from one Valuation Period to the next. Each Subaccount has a Net Investment Factor for each Valuation Period. The Net Investment Factor may be greater than one, or it may be less than one. This means that the Accumulation Unit Value for each Subaccount may increase or it may decrease.
The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing (1) by (2) and then subtracting (3) from the result, where:
(1)	is equal to:
a)	the Net Asset Value per share of the Fund held in the Subaccount, determined at the end of the applicable Valuation Period; plus

b)	the per share amount of any dividend or net capital gain distributions made by the Fund held in the Subaccount, if the “ex-dividend” date occurs during the applicable Valuation Period; plus or minus

c)	a per share charge or credit for any taxes reserved for, which is determined by the Company to have resulted from the investment operations of the Subaccount;
(2)	is the Net Asset Value per share of the Fund held in the Subaccount, determined at the end of the preceding Valuation Period; and

(3)	is the sum of the Mortality and Expense Risk Charge and the Administration Charge to be deducted from the Subaccount for the number of days in the applicable Valuation Period.

PERFORMANCE INFORMATION
From time to time, we may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the Statement of Additional Information.
Yield Data
The “yield” of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The “effective yield” of the money market Subaccount is the same as the “yield” except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. We only advertise yields for the money market Subaccount.
Total Return Data
We may advertise two types of total return data: “average annual total return” and “cumulative total return.” Average annual total return is presented in both standardized and non-standardized form. Cumulative total return data is currently presented only in non-standardized form. “Standardized” total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. “Non-standardized” total return data does not reflect the deduction of contract maintenance fees. Total return data that does not reflect contract maintenance fees will be higher than the total return realized by an Owner who incurs the charges.
“Average annual total return” is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods. If average annual total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.
“Cumulative total return” is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Separate Account commenced operations.
Other Performance Measures
We may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person that ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue’s Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor’s Indices, Dow Jones Industrial Average, and Morningstar.
We may also:
•	compare the performance of a Subaccount with applicable indices and/or industry averages

•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns

•	compare investment return on a tax-deferred basis with currently taxable investment return

•	illustrate investment returns by graphs, charts, or otherwise

THE REGISTRATION STATEMENT
We filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The registration number for the Contracts is 333-51955.
Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
General Information and History
State Regulations
SERVICES
Safekeeping of Separate Account Assets
Records and Reports
Experts
DISTRIBUTION OF THE CONTRACTS
PERFORMANCE INFORMATION
Standardized Total Return — Average Annual Total Return
Adjusted Historical Total Return
Non-Standardized Total Return — Cumulative Total Return
Standardized Yield for Money Market Subaccounts
BENEFIT UNITS-TRANSFER FORMULAS
FEDERAL TAX MATTERS
Taxation of Separate Account Income
Tax Deferral on Non-Tax Qualified Contracts
FINANCIAL STATEMENTS
Copies of the Statement of Additional Information dated May 1, 2009 are available without charge.
•	To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423.

•	You may also call us at 1-800-789-6771, or visit us at our web site www.gafri.com to request a copy.
Annuity Investors Variable Account B
Request for Statement of Additional Information

Name:

Address:

City:

State:

Zip:

APPENDIX A: CONDENSED FINANCIAL INFORMATION

			Number of		Number of
			Enhanced		Enhanced
		Enhanced	(1.10% Total	Enhanced	(0.90% Total
		(1.10% Total	Separate	(0.90% Total	Separate
	Number of	Separate	Account	Separate	Account
	Standard	Account	Expenses)	Account	Expenses)
Standard	Accumulation	Expenses)	Accumulation	Expenses)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
AIM V.I. Capital Development Fund-Series I Shares (Inception Date 12/1/2004)
7.380463	946,895.438	7.472825	8,104.862	7.534783	0.000	12/31/08
14.131174	1,085,589.211	14.264320	5,721.311	14.353410	0.000	12/31/07
12.930724	1,168,401.050	13.012710	6,948.243	13.067437	0.000	12/31/06
11.254617	16,459.887	11.291687	1,008.183	11.316377	0.000	12/31/05
10.413665	2,721.825	10.416351	0.000	10.418135	0.000	12/31/04
AIM V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
7.938572	737,379.930	8.003616	5,312.221	8.047095	0.000	12/31/08
11.525903	807,450.262	11.584894	4,107.964	11.624216	0.000	12/31/07
10.812798	946,182.515	10.834974	3,675.733	10.849709	0.000	12/31/06
AIM V.I. Financial Services Fund-Series I Shares (Inception Date 5/1/2001)
4.063096	166,382.593	4.158185	2,546.957	4.222670	0.000	12/31/08
10.161746	160,195.947	10.367656	1,986.127	10.506972	0.000	12/31/07
13.250780	177,386.400	13.477974	2,490.821	13.631352	0.000	12/31/06
11.540835	198,663.153	11.703172	1,383.076	11.812566	0.000	12/31/05
11.051409	208,252.570	11.172949	256.950	11.254711	0.000	12/31/04
10.313195	157,061.561	10.395135	38.751	10.450179	0.000	12/31/03
8.070175	118,822.635	8.110243	0.000	8.137086	0.000	12/31/02
9.616190	71,816.401	9.635286	0.000	9.648046	0.000	12/31/01
AIM V.I. Global Health Care Fund-Series I Shares (Inception Date 5/1/2001)
8.702188	313,750.756	8.905665	1,193.409	9.043659	0.000	12/31/08
12.365170	335,033.531	12.615701	1,151.691	12.785234	0.000	12/31/07
11.212446	367,788.244	11.404707	1,104.143	11.534535	0.000	12/31/06
10.805644	405,402.095	10.957652	948.050	11.060091	0.000	12/31/05
10.132965	382,011.757	10.244403	727.654	10.319384	0.000	12/31/04
9.553444	311,542.224	9.629350	552.891	9.680353	1,325.870	12/31/03
7.580976	210,450.701	7.618614	203.656	7.643844	1,160.526	12/31/02
10.175290	59,824.959	10.195475	0.000	10.208982	0.000	12/31/01
AIM V.I. High Yield Fund-Series I Shares (Inception Date 7/15/1997)
8.693381	215,192.913	8.817948	199.476	8.901628	0.000	12/31/08
11.866015	246,721.437	11.999364	304.725	12.088721	0.000	12/31/07
11.887590	336,558.419	11.984482	257.915	12.049249	0.000	12/31/06
10.886907	350,885.548	10.942429	230.396	10.979447	0.000	12/31/05
10.749148	449,939.142	10.771273	214.851	10.785980	0.000	12/31/04
10.095432	859,221.923	10.290759	188.060	9.127994	755.565	12/31/03
8.186958	488,086.809	8.320679	169.835	7.365950	653.397	12/31/02
8.410616	546,183.962	8.522682	149.057	7.529874	2,221.642	12/31/01
10.025816	403,918.794	—	—	—	—	12/31/00
11.510803	221,636.210	—	—	—	—	12/31/99

			Number of		Number of
			Enhanced		Enhanced
		Enhanced	(1.10% Total	Enhanced	(0.90% Total
		(1.10% Total	Separate	(0.90% Total	Separate
	Number of	Separate	Account	Separate	Account
	Standard	Account	Expenses)	Account	Expenses)
Standard	Accumulation	Expenses)	Accumulation	Expenses)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
AIM V.I. Small Cap Equity Fund-Series I Shares (Inception Date 12/1/2004)
8.830277	221,619.162	8.940764	2,135.677	9.014858	0.000	12/31/08
13.038707	199,548.559	13.161563	2,251.030	13.243751	0.000	12/31/07
12.572746	59,594.167	12.652463	552.133	12.705655	0.000	12/31/06
10.857407	15,527.249	10.893167	559.580	10.916974	0.000	12/31/05
10.184771	48.134	10.187404	0.000	10.189150	0.000	12/31/04
American Century VP Large Company Value Fund-Class I Shares (Inception Date 12/1/2004)
7.520419	292,792.476	7.614507	586.278	7.677635	0.000	12/31/08
12.161971	382,937.244	12.276538	562.471	12.353222	0.000	12/31/07
12.494572	420,902.275	12.573776	280.955	12.626654	0.000	12/31/06
10.560864	99,384.541	10.595660	82.915	10.618830	0.000	12/31/05
10.216542	36,701.792	10.219180	0.000	10.220930	0.000	12/31/04
American Century VP Mid Cap Value Fund-Class I Shares (Inception Date 12/1/2004)
9.570065	643,576.702	9.689796	2,128.521	9.770091	0.000	12/31/08
12.830516	824,409.192	12.951404	1,978.442	13.032269	0.000	12/31/07
13.320957	911,824.088	13.405406	2,031.092	13.461747	0.000	12/31/06
11.229852	114,376.075	11.266849	132.931	11.291465	0.000	12/31/05
10.395465	24,970.228	10.398152	0.000	10.399928	0.000	12/31/04
American Century VP Ultra® Fund-Class I Shares (Inception Date 12/1/2004)
6.869832	518,640.998	6.955803	7,329.338	7.013465	0.000	12/31/08
11.906808	575,813.493	12.019004	7,031.090	12.094070	0.000	12/31/07
9.979396	707,542.380	10.042693	8,378.330	10.084934	0.000	12/31/06
10.463493	32,615.015	10.497965	0.000	10.520913	0.000	12/31/05
10.386756	598.086	10.389435	0.000	10.391213	0.000	12/31/04
American Century VP VistaSM Fund-Class I Shares (Inception Date 12/1/2004)
8.319404	826,352.105	8.423513	8,326.352	8.493327	0.000	12/31/08
16.424171	915,985.190	16.578885	8,152.670	16.682385	0.000	12/31/07
11.918299	976,806.445	11.993889	11,321.554	12.044325	0.000	12/31/06
11.088360	79,780.294	11.124884	0.000	11.149189	0.000	12/31/05
10.399373	4,938.285	10.402055	0.000	10.403835	0.000	12/31/04
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
7.007788	111,399.974	7.043597	429.616	7.067460	0.000	12/31/08
10.412111	51,983.045	10.433387	230.905	10.447519	0.000	12/31/07
Davis Value Portfolio (Inception Date 5/1/2007)
5.845926	154,220.486	5.875823	945.382	5.895744	0.000	12/31/08
9.935864	36,509.854	9.956171	13.838	9.969667	0.000	12/31/07
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
5.459428	6,054.670	5.487338	0.000	5.505956	0.000	12/31/08
9.297957	1,976.759	9.316963	0.000	9.329598	0.000	12/31/07
Dreyfus IP Technology Growth Portfolios-Initial Shares (Inception Date 12/1/2004)
7.008211	1,051,298.784	7.095896	4,912.351	7.154718	0.000	12/31/08
12.085181	1,154,532.874	12.199017	4,614.070	12.275209	0.000	12/31/07
10.684409	1,309,668.746	10.752145	7,254.620	10.797370	0.000	12/31/06
10.388053	32,100.558	10.422269	0.000	10.445063	0.000	12/31/05
10.151024	198.889	10.153642	0.000	10.155381	0.000	12/31/04

			Number of		Number of
			Enhanced		Enhanced
		Enhanced	(1.10% Total	Enhanced	(0.90% Total
		(1.10% Total	Separate	(0.90% Total	Separate
	Number of	Separate	Account	Separate	Account
	Standard	Account	Expenses)	Account	Expenses)
Standard	Accumulation	Expenses)	Accumulation	Expenses)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
7.800236	579,088.137	8.072969	7,715.712	6.652498	0.000	12/31/08
12.064814	630,147.828	12.448556	6,547.156	10.237389	0.000	12/31/07
11.353220	701,011.037	11.678582	5,863.440	9.584710	0.000	12/31/06
10.543914	795,479.598	10.813247	5,790.816	8.856675	0.000	12/31/05
10.320091	913,267.538	10.551666	5,286.547	8.625051	0.000	12/31/04
9.854396	925,266.631	10.045110	4,815.599	8.194494	4,333.000	12/31/03
7.930106	960,232.146	8.059684	3,420.290	6.561870	3,843.678	12/31/02
11.317226	1,066,026.751	11.468022	1,578.746	9.318292	3,077.581	12/31/01
14.823134	894,007.973	—	—	—	—	12/31/00
16.894039	408,482.196	—	—	—	—	12/31/99
Dreyfus Stock Index Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
9.762392	3,356,601.303	10.103650	13,245.896	8.193641	0.000	12/31/08
15.752402	3,792,658.208	16.253270	8,643.223	13.153999	0.000	12/31/07
15.179498	4,190,418.249	15.614354	7,744.043	12.611288	0.000	12/31/06
13.328744	4,493,460.193	13.669089	6,535.021	11.017946	0.000	12/31/05
12.911696	4,792,865.682	13.201315	7,554.962	10.619518	0.000	12/31/04
11.835440	4,670,251.024	12.064404	9,003.839	9.685471	73,399.535	12/31/03
9.349226	4,454,143.840	9.501934	6,861.288	7.613224	67,021.625	12/31/02
12.210993	4,141,595.630	12.373650	4,522.004	9.894503	58,922.095	12/31/01
14.100696	3,598,196.884	—	—	—	—	12/31/00
15.760394	2,129,772.165	—	—	—	—	12/31/99
Dreyfus VIF Appreciation Portfolio-Initial Shares (Inception Date 7/15/1997)
11.017708	708,576.070	11.402845	3,921.416	9.340292	0.000	12/31/08
15.862343	863,904.016	16.366759	3,664.796	13.379175	0.000	12/31/07
15.017729	946,182.350	15.447987	4,551.668	12.602520	0.000	12/31/06
13.075735	1,005,802.778	13.409645	4,744.717	10.917645	0.000	12/31/05
12.704674	1,036,367.953	12.989662	6,831.224	10.554457	0.000	12/31/04
12.265787	936,025.635	12.503079	8,455.513	10.138694	2,923.121	12/31/03
10.264481	821,738.414	10.432114	6,651.281	8.442660	2,343.298	12/31/02
12.497173	717,965.716	12.663627	5,276.343	10.228319	1,894.964	12/31/01
13.974173	649,590.073	—	—	—	—	12/31/00
14.262203	517,772.082	—	—	—	—	12/31/99
Dreyfus VIF Developing Leaders Portfolio-Initial Shares (Inception Date 7/15/1997)
8.120054	592,552.159	8.404032	3,429.651	8.028251	0.000	12/31/08
13.197067	683,423.829	13.616883	3,292.355	12.981641	0.000	12/31/07
15.049986	807,530.215	15.481299	5,517.924	14.729135	0.000	12/31/06
14.708620	908,638.512	15.084331	6,468.518	14.322591	0.000	12/31/05
14.099077	919,021.905	14.415462	6,838.658	13.660000	0.000	12/31/04
12.842412	898,484.551	13.090970	9,249.068	12.379997	5,775.857	12/31/03
9.888294	887,931.962	10.049896	5,581.765	9.485334	5,490.189	12/31/02
12.397758	698,539.631	12.563024	2,568.238	11.833795	4,481.981	12/31/01
13.391746	482,890.909	—	—	—	—	12/31/00
11.984035	275,503.637	—	—	—	—	12/31/99

			Number of		Number of
			Enhanced		Enhanced
		Enhanced	(1.10% Total	Enhanced	(0.90% Total
		(1.10% Total	Separate	(0.90% Total	Separate
	Number of	Separate	Account	Separate	Account
	Standard	Account	Expenses)	Account	Expenses)
Standard	Accumulation	Expenses)	Accumulation	Expenses)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Dreyfus VIF Growth and Income Portfolio-Initial Shares (Inception Date 7/15/1997)
8.039857	397,593.350	8.320928	3,603.879	7.701708	0.000	12/31/08
13.684704	484,210.513	14.119889	3,131.987	13.042638	0.000	12/31/07
12.799045	534,977.589	13.165752	3,400.363	12.136646	0.000	12/31/06
11.335178	573,338.603	11.624648	4,096.135	10.694477	0.000	12/31/05
11.122877	660,745.227	11.372419	5,058.158	10.441383	0.000	12/31/04
10.496627	594,854.140	10.699714	4,344.521	9.804034	1,018.544	12/31/03
8.409071	633,983.863	8.546428	2,655.811	7.815544	780.152	12/31/02
11.419341	646,842.656	11.571439	1,474.275	10.560897	544.980	12/31/01
12.299306	572,006.660	—	—	—	—	12/31/00
12.961023	331,756.261	—	—	—	—	12/31/99
Dreyfus VIF Money Market Portfolio (Inception Date 7/15/1997)
1.227384	6,894,098.095	1.262277	38,305.622	1.244346	0.000	12/31/08
1.216497	7,980,519.294	1.248206	35,610.229	1.228338	0.000	12/31/07
1.183188	6,426,348.042	1.211707	35,651.958	1.189895	0.000	12/31/06
1.152576	6,753,332.466	1.177927	40,350.784	1.154189	0.000	12/31/05
1.140557	5,458,310.932	1.162738	4,618.151	1.137075	0.000	12/31/04
1.146684	11,398,828.937	1.165764	9,040.873	1.138179	133,840.928	12/31/03
1.153638	26,597,370.970	1.169798	23,476.567	1.140327	126,326.727	12/31/02
1.153108	17,775,594.379	1.166325	15,244.920	1.134928	127,843.640	12/31/01
1.128116	7,677,545.259	—	—	—	—	12/31/00
1.083700	2,638,837.162	—	—	—	—	12/31/99
DWS Small Cap Index VIP Fund-Class A (Inception Date 5/1/1999)
10.880984	299,117.876	11.201557	217.385	11.419700	0.000	12/31/08
16.753029	419,825.549	17.193942	153.623	17.493245	0.000	12/31/07
17.321028	452,371.808	17.722591	276.237	17.994514	0.000	12/31/06
14.951171	417,983.505	15.251478	151.892	15.454348	0.000	12/31/05
14.543337	347,239.433	14.790573	44.787	14.957190	0.000	12/31/04
12.525203	434,240.830	12.699687	8.778	12.816964	1,637.748	12/31/03
8.673629	165,980.862	8.768488	0.000	8.832017	1,015.061	12/31/02
11.074827	153,151.939	11.162755	54.021	11.221359	577.104	12/31/01
11.003134	83,894.729	—	—	—	—	12/31/00
11.606269	15,259.149	—	—	—	—	12/31/99
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
7.558919	107,236.129	7.597522	1,051.150	7.623267	0.000	12/31/08
10.093988	48,022.988	10.114606	801.436	10.128323	0.000	12/31/07
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
9.572516	57,711.154	9.621357	1,052.032	9.653924	0.000	12/31/08
10.331779	12,429.371	10.352868	798.961	10.366907	0.000	12/31/07
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
6.738875	162,988.155	6.773305	1,058.808	6.796254	0.000	12/31/08
9.994910	55,891.199	10.015324	805.328	10.028907	0.000	12/31/07
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
8.526582	35,362.381	8.570101	1,302.787	8.599135	0.000	12/31/08
10.193054	9,987.815	10.213871	805.937	10.227717	0.000	12/31/07

			Number of		Number of
			Enhanced		Enhanced
		Enhanced	(1.10% Total	Enhanced	(0.90% Total
		(1.10% Total	Separate	(0.90% Total	Separate
	Number of	Separate	Account	Separate	Account
	Standard	Account	Expenses)	Account	Expenses)
Standard	Accumulation	Expenses)	Accumulation	Expenses)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Janus Aspen Balanced Portfolio-Institutional Shares (Inception Date 7/15/1997)
18.563244	2,106,521.139	19.212030	10,499.537	15.286575	0.000	12/31/08
22.371024	2,407,948.228	23.082360	9,247.980	18.328937	0.000	12/31/07
20.527683	2,849,443.225	21.115777	10,256.899	16.733348	0.000	12/31/06
18.802986	3,224,954.488	19.283124	11,389.809	15.250326	0.000	12/31/05
17.664922	3,596,278.746	18.061165	13,350.072	14.255222	0.000	12/31/04
16.507560	3,685,075.400	16.826897	19,069.761	13.254381	55,839.756	12/31/03
14.676594	3,702,620.254	14.916257	13,120.266	11.726184	53,841.269	12/31/02
15.907374	3,578,735.833	16.119263	9,654.166	12.646851	49,552.895	12/31/01
16.920712	3,181,464.624	—	—	—	—	12/31/00
17.556100	1,571,579.505	—	—	—	—	12/31/99
Janus Aspen Enterprise Portfolio-Institutional Shares (formerly Mid Cap Growth) (Inception Date 7/15/1997)
11.832549	844,041.239	12.246416	11,363.637	9.755020	0.000	12/31/08
21.325158	959,193.271	22.003604	11,623.480	17.491664	0.000	12/31/07
17.723408	1,111,731.741	18.231471	15,635.292	14.463654	0.000	12/31/06
15.820887	1,192,692.579	16.225130	18,154.900	12.846067	0.000	12/31/05
14.286652	1,246,239.904	14.607357	18,555.090	11.541971	0.000	12/31/04
11.999290	1,291,553.100	12.231626	21,025.289	9.645385	9,670.762	12/31/03
9.005921	1,290,667.557	9.153163	14,073.466	7.203589	7,684.759	12/31/02
12.672131	1,215,838.484	12.841113	8,626.211	10.086016	5,676.145	12/31/01
21.224171	993,843.327	—	—	—	—	12/31/00
31.565210	329,807.902	—	—	—	—	12/31/99
Janus Aspen Forty Portfolio-Institutional Shares (Inception Date 5/1/1999)
8.481186	1,176,081.761	8.731075	6,784.900	8.901070	0.000	12/31/08
15.402418	1,180,450.358	15.807816	6,304.616	16.082905	0.000	12/31/07
11.403714	1,272,789.383	11.668168	6,914.755	11.847172	0.000	12/31/06
10.576925	1,421,322.533	10.789432	8,924.998	10.932929	0.000	12/31/05
9.505422	1,369,066.381	9.667060	9,080.188	9.775955	0.000	12/31/04
8.153727	1,483,721.928	8.267358	11,535.264	8.343697	15,170.725	12/31/03
6.859260	1,548,077.357	6.934292	7,637.061	6.984492	12,880.523	12/31/02
8.247987	1,650,016.481	8.313484	4,570.921	8.357094	14,587.924	12/31/01
10.678675	1,384,637.536	—	—	—	—	12/31/00
13.234548	471,936.628	—	—	—	—	12/31/99
Janus Aspen Overseas Portfolio-Institutional Shares (formerly International Growth) (Inception Date 7/15/1997)
16.426264	1,076,456.667	17.000439	11,248.267	13.905104	0.000	12/31/08
34.791646	1,193,428.967	35.897704	8,914.364	29.302067	0.000	12/31/07
27.500771	1,183,279.918	28.288499	12,357.534	23.044141	0.000	12/31/06
18.969977	966,575.134	19.454325	10,632.810	15.815871	0.000	12/31/05
14.542258	681,071.772	14.868462	11,182.362	12.063394	0.000	12/31/04
12.398800	669,789.197	12.638673	15,388.121	10.233679	1,862.207	12/31/03
9.318679	678,787.112	9.470891	11,468.866	7.653548	1,312.902	12/31/02
12.698027	675,126.139	12.867174	7,907.782	10.377532	901.701	12/31/01
16.774550	620,740.857	—	—	—	—	12/31/00
20.234788	142,343.325	—	—	—	—	12/31/99

			Number of		Number of
			Enhanced		Enhanced
		Enhanced	(1.10% Total	Enhanced	(0.90% Total
		(1.10% Total	Separate	(0.90% Total	Separate
	Number of	Separate	Account	Separate	Account
	Standard	Account	Expenses)	Account	Expenses)
Standard	Accumulation	Expenses)	Accumulation	Expenses)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Janus Portfolio-Institutional Shares (formerly Large Cap Growth) (Inception Date 7/15/1997)
8.991468	1,287,933.053	9.305880	7,518.771	7.559562	0.000	12/31/08
15.128819	1,451,223.867	15.610044	7,515.669	12.654990	0.000	12/31/07
13.332590	1,661,699.848	13.714717	8,850.842	11.095916	0.000	12/31/06
12.140136	1,816,341.463	12.450279	12,118.207	10.052654	0.000	12/31/05
11.805932	1,963,661.008	12.070890	12,071.718	9.726734	0.000	12/31/04
11.455733	2,117,639.460	11.677475	17,617.840	9.390815	6,765.629	12/31/03
8.817912	2,338,003.425	8.962034	12,164.934	7.192879	5,335.350	12/31/02
12.166993	2,211,504.181	12.329165	7,211.443	9.875724	4,241.678	12/31/01
16.393493	1,792,958.592	—	—	—	—	12/31/00
19.453513	643,514.256	—	—	—	—	12/31/99
Oppenheimer Balanced Fund/VA-Non-Service Series (Inception Date 12/1/2004)
6.584545	185,839.541	6.666936	2,649.655	6.722201	0.000	12/31/08
11.814395	264,436.247	11.925723	3,049.914	12.000204	0.000	12/31/07
11.545935	284,653.565	11.619151	2,173.335	11.668021	0.000	12/31/06
10.535194	293,699.326	10.569900	1,006.485	10.593011	0.000	12/31/05
10.284433	3,001.731	10.287083	0.000	10.288847	0.000	12/31/04
Oppenheimer Capital Appreciation Fund/VA-Non-Service Series (Inception Date 12/1/2004)
6.879768	231,588.838	6.965871	1,178.186	7.023626	0.000	12/31/08
12.807951	209,919.379	12.928631	1,621.643	13.009370	0.000	12/31/07
11.380578	206,005.347	11.452745	1,085.611	11.500898	0.000	12/31/06
10.691883	85,720.169	10.727101	453.514	10.750537	0.000	12/31/05
10.317159	581.341	10.319818	0.000	10.321584	0.000	12/31/04
Oppenheimer Main Street Fund®/VA-Non-Service Series (Inception Date 12/1/2004)
7.661801	169,948.768	7.757647	5,434.999	7.821946	0.000	12/31/08
12.629722	217,168.911	12.748689	2,639.277	12.828298	0.000	12/31/07
12.267378	188,104.597	12.345144	2,240.578	12.397044	0.000	12/31/06
10.816022	161,384.797	10.851650	1,136.259	10.875367	0.000	12/31/05
10.350617	13,062.128	10.353285	0.000	10.355055	0.000	12/31/04
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 12/1/2004)
10.153005	379,477.577	10.279969	2,772.903	10.365146	0.000	12/31/08
11.079101	207,278.006	11.183495	2,829.432	11.253355	0.000	12/31/07
10.154210	212,006.902	10.218623	4,352.416	10.261614	0.000	12/31/06
10.224854	240,401.144	10.258560	2,314.795	10.280983	0.000	12/31/05
10.156423	10,066.473	10.159043	0.000	10.160781	0.000	12/31/04
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 12/1/2004)
11.542860	423,985.467	11.687201	5,599.654	11.784016	0.000	12/31/08
11.170817	238,092.027	11.276074	2,086.449	11.346509	0.000	12/31/07
10.417487	207,153.358	10.483551	1,880.102	10.527660	0.000	12/31/06
10.173284	199,476.486	10.206803	453.274	10.229129	0.000	12/31/05
10.070332	627.100	10.072934	0.000	10.074659	0.000	12/31/04
Templeton Foreign Securities Fund-Class 2 (Inception Date 5/1/2007)
6.280197	71,522.023	6.312285	2,735.993	6.333687	0.000	12/31/08
10.683643	40,534.202	10.705462	798.561	10.719983	0.000	12/31/07

			Number of		Number of
			Enhanced		Enhanced
		Enhanced	(1.10% Total	Enhanced	(0.90% Total
		(1.10% Total	Separate	(0.90% Total	Separate
	Number of	Separate	Account	Separate	Account
	Standard	Account	Expenses)	Account	Expenses)
Standard	Accumulation	Expenses)	Accumulation	Expenses)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Van Kampen’s UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 7/15/1997)
13.805232	633,167.502	14.287712	4,309.288	13.545767	0.000	12/31/08
15.593051	790,109.961	16.088872	3,609.600	15.222548	0.000	12/31/07
14.997858	934,853.788	15.427535	4,516.328	14.567237	0.000	12/31/06
14.663212	1,031,163.550	15.037636	4,510.157	14.170531	0.000	12/31/05
14.269584	1,040,814.398	14.589653	5,455.212	13.720741	0.000	12/31/04
13.866152	1,111,500.860	14.134373	5,899.268	13.265872	1,753.649	12/31/03
13.437077	1,065,387.210	13.656469	3,834.895	12.791995	0.000	12/31/02
12.694998	713,042.852	12.864100	1,978.853	12.025963	0.000	12/31/01
11.776122	380,480.921	—	—	—	—	12/31/00
10.749115	279,193.758	—	—	—	—	12/31/99
Van Kampen’s UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)
5.904344	47,092.588	5.934535	363.377	5.954656	0.000	12/31/08
11.249638	24,266.882	11.272627	46.682	11.287901	0.000	12/31/07
Van Kampen’s UIF U.S. Mid Cap Value Portfolio-Class I (Inception Date 7/15/1997)
14.254077	429,690.091	14.752454	5,446.869	12.274779	0.000	12/31/08
24.624489	546,047.920	25.407617	5,239.508	21.097538	0.000	12/31/07
23.159385	581,474.070	23.822985	6,217.919	19.741624	0.000	12/31/06
19.459486	530,733.841	19.956509	5,226.294	16.504310	0.000	12/31/05
17.572071	467,487.388	17.966354	4,302.132	14.828568	0.000	12/31/04
15.551851	417,352.873	15.852805	3,927.983	13.057884	3,535.862	12/31/03
11.143745	383,714.571	11.325832	3,089.661	9.310623	2,938.407	12/31/02
15.699340	335,452.774	15.908551	1,648.470	13.052029	2,465.356	12/31/01
16.438193	253,713.630	—	—	—	—	12/31/00
15.049488	183,388.647	—	—	—	—	12/31/99
Van Kampen’s UIF U.S. Real Estate Portfolio-Class I (Inception Date 7/15/1997)
18.378595	350,079.782	19.021158	5,062.382	18.321747	0.000	12/31/08
30.015533	439,009.316	30.969853	4,628.248	29.770452	0.000	12/31/07
36.711245	617,880.841	37.762738	6,918.700	36.226614	0.000	12/31/06
26.969864	638,271.701	27.658464	6,314.368	26.480086	0.000	12/31/05
23.367170	618,052.255	23.891270	4,374.554	22.827424	0.000	12/31/04
17.374679	549,927.036	17.710793	5,725.997	16.888195	396.422	12/31/03
12.811814	469,712.672	13.021061	3,710.088	12.391776	378.990	12/31/02
13.094325	269,466.499	13.268793	1,955.110	12.602570	0.000	12/31/01
12.088940	147,402.642	—	—	—	—	12/31/00
9.482378	86,941.426	—	—	—	—	12/31/99
Van Kampen’s UIF Value Portfolio-Class I (Inception Date 7/15/1997)
10.040068	596,256.187	10.391062	6,775.137	9.997190	0.000	12/31/08
15.875263	789,939.565	16.380071	3,986.655	15.727231	0.000	12/31/07
16.611311	850,561.888	17.087197	6,292.311	16.372900	0.000	12/31/06
14.412225	863,389.460	14.780240	6,598.174	14.133911	0.000	12/31/05
13.978413	807,191.172	14.291958	5,717.704	13.639509	0.000	12/31/04
12.030718	620,028.974	12.263462	5,123.338	11.680115	5,265.487	12/31/03
9.098209	526,832.864	9.246820	3,689.937	8.789584	5,091.530	12/31/02
11.851536	401,628.667	12.009406	2,274.954	11.392961	3,995.102	12/31/01
11.751659	132,621.948	—	—	—	—	12/31/00
9.536137	78,330.649	—	—	—	—	12/31/99

			Number of		Number of
			Enhanced		Enhanced
		Enhanced	(1.10% Total	Enhanced	(0.90% Total
		(1.10% Total	Separate	(0.90% Total	Separate
	Number of	Separate	Account	Separate	Account
	Standard	Account	Expenses)	Account	Expenses)
Standard	Accumulation	Expenses)	Accumulation	Expenses)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
Wilshire 2015 Moderate Fund (formerly 2015 Moderate Fund) (Inception Date 5/1/2007)
7.460428	46,470.538	7.498538	4,307.481	7.523944	0.000	12/31/08
10.007599	17,496.921	10.028056	1,962.408	10.041657	0.000	12/31/07
Wilshire 2025 Moderate Fund (formerly 2025 Moderate Fund) (Inception Date 5/1/2007)
7.054421	10,980.789	7.090459	16,457.335	7.114485	0.000	12/31/08
9.970642	8,817.01	9.991008	6,305.373	10.004555	0.000	12/31/07
Wilshire 2035 Moderate Fund (formerly 2035 Moderate Fund) (Inception Date 5/1/2007)
6.535932	20,882.706	6.569332	15,141.054	6.591588	0.000	12/31/08
9.921001	3,691.070	9.941273	4,746.712	9.954751	0.000	12/31/07

Enhanced with	Number of Enhanced	Enhanced with	Number of Enhanced
Administration	with Administration	Administration	with Administration
charges waived	charges waived	charges waived	charges waived
(0.95% Total	(0.95% Total	(0.75% Total	(0.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
AIM V.I. Capital Development Fund-Series I Shares (Inception Date 12/1/2004)
7.519284	1,526.789	7.581515	18,140.974	12/31/08
14.331134	89.361	14.420491	15,559.952	12/31/07
13.053761	30.786	13.108573	13,889.446	12/31/06
11.310210	0.000	11.334888	0.000	12/31/05
10.417688	0.000	10.419472	0.000	12/31/04
AIM V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
8.036226	61.410	8.079812	245.999	12/31/08
11.614400	15.286	11.653774	559.770	12/31/07
10.846037	0.000	10.860776	481.069	12/31/06
AIM V.I. Financial Services Fund-Series I Shares (Inception Date 5/1/2001)
4.206499	222.160	4.271711	825.928	12/31/08
10.472081	148.794	10.612748	627.399	12/31/07
13.592983	112.573	13.747660	2,974.384	12/31/06
11.785233	75.651	11.895426	2,656.644	12/31/05
11.234312	28.405	11.316604	296.508	12/31/04
10.436461	0.000	10.491819	506.763	12/31/03
8.130414	0.000	8.157371	331.521	12/31/02
9.644875	0.000	9.657683	0.000	12/31/01
AIM V.I. Global Health Care Fund-Series I Shares (Inception Date 5/1/2001)
9.009033	716.591	9.148575	10,120.141	12/31/08
12.742728	452.451	12.913941	10,174.312	12/31/07
11.502013	305.222	11.632963	9,669.402	12/31/06
11.034447	202.797	11.137654	7,840.922	12/31/05
10.300635	77.557	10.376110	3,984.789	12/31/04
9.667612	179.965	9.718905	3,546.346	12/31/03
7.637544	0.000	7.662880	2,641.906	12/31/02
10.205610	61.085	10.219152	0.000	12/31/01

Enhanced with	Number of Enhanced	Enhanced with	Number of Enhanced
Administration	with Administration	Administration	with Administration
charges waived	charges waived	charges waived	charges waived
(0.95% Total	(0.95% Total	(0.75% Total	(0.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
AIM V.I. High Yield Fund-Series I Shares (Inception Date 7/15/1997)
8.880649	301.264	8.964798	167.430	12/31/08
12.066339	232.319	12.156051	844.287	12/31/07
12.033030	176.048	12.097966	896.818	12/31/06
10.970185	115.761	11.007248	1,138.551	12/31/05
10.782305	43.918	10.797012	774.713	12/31/04
10.389982	0.001	9.202367	587.034	12/31/03
8.388454	0.000	7.414915	367.999	12/31/02
8.579354	0.000	7.568636	0.000	12/31/01
AIM V.I. Small Cap Equity Fund-Series I Shares (Inception Date 12/1/2004)
8.996308	250.577	9.070753	4,969.919	12/31/08
13.223189	83.231	13.305633	4,703.400	12/31/07
12.692358	0.000	12.745634	447.990	12/31/06
10.911028	0.000	10.934828	0.000	12/31/05
10.188714	0.000	10.190457	0.000	12/31/04
American Century VP Large Company Value Fund-Class I Shares (Inception Date 12/1/2004)
7.661835	212.809	7.725233	701.696	12/31/08
12.334045	161.673	12.410921	679.354	12/31/07
12.613437	125.863	12.666366	582.549	12/31/06
10.613037	0.000	10.636196	0.000	12/31/05
10.220496	0.000	10.222238	0.000	12/31/04
American Century VP Mid Cap Value Fund-Class I Shares (Inception Date 12/1/2004)
9.749980	0.000	9.830643	5,700.671	12/31/08
13.012035	0.000	13.093148	5,045.823	12/31/07
13.447669	0.000	13.504095	4,798.742	12/31/06
11.285315	0.000	11.309936	23.011	12/31/05
10.399486	0.000	10.401262	0.000	12/31/04
American Century VP Ultra® Fund-Class I Shares (Inception Date 12/1/2004)
6.999024	297.949	7.056941	1,917.709	12/31/08
12.075286	130.840	12.150573	1,876.658	12/31/07
10.074375	485.952	10.116676	1,630.132	12/31/06
10.515180	411.819	10.538120	4.188	12/31/05
10.390771	0.000	10.392546	0.000	12/31/04
American Century VP VistaSM Fund-Class I Shares (Inception Date 12/1/2004)
8.475842	201.267	8.545985	13,738.973	12/31/08
16.656480	192.517	16.760292	12,565.904	12/31/07
12.031706	181.135	12.082229	6,879.128	12/31/06
11.143119	21.514	11.167429	8.772	12/31/05
10.403392	21.514	10.405171	0.000	12/31/04
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
7.061494	0.000	7.085385	598.528	12/31/08
10.443994	0.000	10.458123	0.000	12/31/07
Davis Value Portfolio (Inception Date 5/1/207)
5.890766	1,230.299	5.910695	1,612.196	12/31/08
9.966295	0.000	9.979785	0.000	12/31/07

Enhanced with	Number of Enhanced	Enhanced with	Number of Enhanced
Administration	with Administration	Administration	with Administration
charges waived	charges waived	charges waived	charges waived
(0.95% Total	(0.95% Total	(0.75% Total	(0.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
5.501304	0.000	5.519921	0.000	12/31/08
9.326448	0.000	9.339073	0.000	12/31/07
Dreyfus IP Technology Growth Portfolio-Initial Shares (Inception Date 12/1/2004)
7.139993	786.393	7.199074	2,486.816	12/31/08
12.256148	568.074	12.332559	2,613.785	12/31/07
10.786066	493.194	10.831351	2,499.762	12/31/06
10.439369	20.730	10.462156	2.095	12/31/05
10.154947	20.730	10.156685	0.000	12/31/04
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
8.212751	0.000	6.757562	4,055.249	12/31/08
12.644827	0.000	10.383292	3,703.507	12/31/07
11.844662	0.000	9.706556	2,857.136	12/31/06
10.950470	0.000	8.955771	1,847.923	12/31/05
10.669460	0.000	8.708439	949.377	12/31/04
10.141935	0.000	8.261258	968.674	12/31/03
8.125307	0.000	6.605501	625.579	12/31/02
11.544188	0.000	9.366268	0.000	12/31/01
Dreyfus Stock Index Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
10.278672	3,454.321	8.323078	18,120.086	12/31/08
16.509660	1,009.877	13.341516	18,424.198	12/31/07
15.836519	532.986	12.771644	14,298.329	12/31/06
13.842665	537.406	11.141253	12,717.488	12/31/05
13.348780	680.516	10.722192	8,796.650	12/31/04
12.180793	680.516	9.764386	7,635.158	12/31/03
9.579380	3,171.095	7.663841	5,807.305	12/31/02
12.455945	3,086.013	9.945431	0.000	12/31/01
Dreyfus VIF Appreciation Portfolio-Initial Shares (Inception Date 7/15/1997)
11.600224	30.664	9.487800	5,763.693	12/31/08
16.624757	17.568	13.569868	6,332.276	12/31/07
15.667624	0.000	12.762733	5,348.565	12/31/06
13.579785	0.000	11.039795	3,200.889	12/31/05
13.134636	150.958	10.656479	524.528	12/31/04
12.623565	150.958	10.221281	637.550	12/31/03
10.517029	150.958	8.498780	404.810	12/31/02
12.747715	150.958	10.280968	0.000	12/31/01
Dreyfus VIF Developing Leaders Portfolio-Initial Shares (Inception Date 7/15/1997)
8.549692	644.201	8.155005	5,902.659	12/31/08
13.831817	635.120	13.166567	4,504.824	12/31/07
15.701713	516.548	14.916250	4,478.428	12/31/06
15.276001	459.556	14.482701	4,245.206	12/31/05
14.576616	548.248	13.791916	3,532.709	12/31/04
13.217353	491.205	12.480727	2,861.914	12/31/03
10.131883	471.199	9.548300	2,066.318	12/31/02
12.646674	229.386	11.894597	0.000	12/31/01

Enhanced with	Number of Enhanced	Enhanced with	Number of Enhanced
Administration	with Administration	Administration	with Administration
charges waived	charges waived	charges waived	charges waived
(0.95% Total	(0.95% Total	(0.75% Total	(0.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
Dreyfus VIF Growth and Income Portfolio-Initial Shares (Inception Date 7/15/1997)
8.465028	4.044	7.823392	6,935.623	12/31/08
14.342553	4.044	13.228581	6,647.698	12/31/07
13.353024	0.000	12.290990	6,284.037	12/31/06
11.772215	0.000	10.814168	4,573.316	12/31/05
11.499396	0.000	10.542352	2,110.774	12/31/04
10.802876	0.000	9.883935	1,683.104	12/31/03
8.616047	0.000	7.867534	1,380.154	12/31/02
11.648352	0.000	10.615303	0.000	12/31/01
Dreyfus VIF Money Market Portfolio (Inception Date 7/15/1997)
1.281179	3,284.131	1.260375	65,266.763	12/31/08
1.265595	7.177	1.242900	105,591.754	12/31/07
1.227578	0.000	1.202985	79,903.634	12/31/06
1.192295	0.000	1.165821	74,816.781	12/31/05
1.175604	0.000	1.147250	41,121.286	12/31/04
1.177135	0.000	1.146810	30,543.174	12/31/03
1.179709	0.000	1.147255	13,181.025	12/31/02
1.174767	0.036	1.140245	0.000	12/31/01
DWS Small Cap Index VIP Fund-Class A (Inception Date 5/1/1999)
11.365292	232.865	11.586652	1,054.740	12/31/08
17.418714	103.383	17.722014	1,126.528	12/31/07
17.926929	73.897	18.202156	1,003.543	12/31/06
15.404037	57.528	15.609142	832.924	12/31/05
14.915983	36.274	15.084265	481.304	12/31/04
12.788062	144.907	12.906395	370.115	12/31/03
8.816430	4.364	8.880430	268.850	12/31/02
11.207088	272.943	11.266052	0.000	12/31/01
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
7.616827	0.000	7.642594	447.796	12/31/08
10.124902	0.000	10.138600	0.000	12/31/07
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
9.645794	0.000	9.678378	21.697	12/31/08
10.363409	0.000	10.377428	0.000	12/31/07
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
6.790527	4,389.235	6.813495	0.000	12/31/08
10.025519	0.000	10.039091	0.000	12/31/07
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
8.591886	18.461	8.620923	0.000	12/31/08
10.224263	0.000	10.238098	0.000	12/31/07
Janus Aspen Balanced Portfolio-Institutional Shares (Inception Date 7/15/1997)
19.544625	150.770	15.527985	6,319.822	12/31/08
23.446278	130.164	18.590184	5,626.001	12/31/07
21.416039	38.089	16.946087	6,565.836	12/31/06
19.527811	39.724	15.420964	4,291.048	12/31/05
18.262753	171.888	14.393020	2,476.146	12/31/04
16.989064	171.888	13.362331	2,154.381	12/31/03
15.037669	1,282.216	11.804093	1,579.653	12/31/02
16.226337	1,282.216	12.711912	0.000	12/31/01

Enhanced with	Number of Enhanced	Enhanced with	Number of Enhanced
Administration	with Administration	Administration	with Administration
charges waived	charges waived	charges waived	charges waived
(0.95% Total	(0.95% Total	(0.75% Total	(0.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
Janus Aspen Enterprise Portfolio-Institutional Shares (formerly Mid Cap Growth Portfolio) (Inception Date 7/15/1997)
12.458395	244.854	9.909087	2,430.325	12/31/08
22.350394	223.145	17.740916	2,835.597	12/31/07
18.490639	198.823	14.647491	2,928.081	12/31/06
16.430939	174.191	12.989749	2,276.876	12/31/05
14.770332	251.906	11.653511	836.499	12/31/04
12.349444	218.778	9.723925	612.357	12/31/03
9.227625	856.311	7.251447	472.925	12/31/02
12.926320	832.210	10.137880	0.000	12/31/01
Janus Aspen Forty Portfolio-Institutional Shares (Inception Date 5/1/1999)
8.858714	264.996	9.031187	19,258.834	12/31/08
16.014480	249.918	16.293206	8,199.026	12/31/07
11.802739	238.337	11.983880	7,866.365	12/31/06
10.897390	224.632	11.042426	7,397.910	12/31/05
9.749062	369.844	9.858999	4,108.809	12/31/04
8.324912	340.749	8.401910	3,673.250	12/31/03
6.972208	1,816.324	7.022777	2,582.245	12/31/02
8.346510	1,813.269	8.390380	0.000	12/31/01
Janus Aspen Overseas Portfolio-Institutional Shares (formerly International Growth) (Inception Date 7/15/1997)
17.294734	2,196.968	14.124673	9,428.699	12/31/08
36.463478	426.772	29.719504	6,981.651	12/31/07
28.690648	56.867	23.336974	4,630.919	12/31/06
19.701127	56.867	15.992759	1,486.339	12/31/05
15.034373	22.784	12.179969	7.075	12/31/04
12.760432	0.000	10.317004	0.000	12/31/03
9.547961	0.000	7.704394	0.000	12/31/02
12.952582	0.000	10.430913	0.000	12/31/01
Janus Portfolio-Institutional Shares (formerly Large Cap Growth) (Inception Date 7/15/1997)
9.467180	3.892	7.678977	3,045.528	12/31/08
15.856446	3.892	12.835365	2,956.246	12/31/07
13.910006	0.000	11.236984	2,508.839	12/31/06
12.608502	0.000	10.165143	2,153.599	12/31/05
12.205852	128.720	9.820772	2,368.105	12/31/04
11.790223	128.720	9.467320	2,297.375	12/31/03
9.035150	128.720	7.240699	1,647.960	12/31/02
12.411252	128.720	9.926552	0.000	12/31/01
Oppenheimer Balanced Fund/VA-Non-Service Series (Inception Date 12/1/2004)
6.708361	946.650	6.763874	3,569.579	12/31/08
11.981564	461.906	12.056266	3,170.208	12/31/07
11.655797	21.039	11.704735	2,850.419	12/31/06
10.587241	21.039	10.610348	2,458.961	12/31/05
10.288407	21.039	10.290166	0.000	12/31/04
Oppenheimer Capital Appreciation Fund/VA-Non-Service Series (Inception Date 12/1/2004)
7.009156	1,311.073	7.067181	7,367.825	12/31/08
12.989159	199.412	13.070156	5,806.126	12/31/07
11.488852	0.000	11.537101	2,292.609	12/31/06
10.744687	0.000	10.768137	1,989.469	12/31/05
10.321144	0.000	10.322909	0.000	12/31/04

Enhanced with	Number of Enhanced	Enhanced with	Number of Enhanced
Administration	with Administration	Administration	with Administration
charges waived	charges waived	charges waived	charges waived
(0.95% Total	(0.95% Total	(0.75% Total	(0.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
Oppenheimer Main Street Fund®/VA-Non-Service Series (Inception Date 12/1/2004)
7.805867	1,847.892	7.870435	3,712.440	12/31/08
12.808410	32.319	12.888223	1,512.291	12/31/07
12.384076	0.000	12.436042	53.947	12/31/06
10.869450	0.000	10.893157	24.847	12/31/05
10.354615	0.000	10.356388	0.000	12/31/04
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 12/1/2004)
10.343841	0.000	10.429376	2,977.641	12/31/08
11.235886	0.000	11.305940	199.235	12/31/07
10.250872	0.000	10.293911	7.016	12/31/06
10.275393	0.000	10.297819	0.000	12/31/05
10.160349	0.000	10.162087	0.000	12/31/04
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 12/1/2004)
11.759784	3,422.084	11.864286	2,400.209	12/31/08
11.328898	71.404	11.406504	933.906	12/31/07
10.516640	0.000	10.567262	35.340	12/31/06
10.223567	0.000	10.252148	3.738	12/31/05
10.074230	0.000	10.082128	0.000	12/31/04
Templeton Foreign Securities Fund-Class 2 (Inception Date 5/1/2007)
6.328334	173.635	6.349740	1,740.206	12/31/08
10.716349	22.401	10.730846	1,186.991	12/31/07
Van Kampen’s UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 7/15/1997)
14.535198	1,053.994	13.759623	7,163.347	12/31/08
16.342712	2.990	15.439456	8,443.460	12/31/07
15.647093	0.000	14.752371	6,674.444	12/31/06
15.228624	0.000	14.329012	5,142.497	12/31/05
14.752650	0.000	13.853286	2,009.888	12/31/04
14.270730	0.000	13.373842	1,396.144	12/31/03
13.767746	0.000	12.876914	1,029.422	12/31/02
12.949664	0.000	12.087792	0.000	12/31/01
Van Kampen’s UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)
5.949633	21.247	5.969766	421.177	12/31/08
11.284097	0.688	11.299357	0.000	12/31/07
Van Kampen’s UIF U.S. Mid Cap Value Portfolio-Class I (Inception Date 7/15/1997)
15.008140	726.316	12.468605	4,468.885	12/31/08
25.808634	396.489	21.398137	3,948.681	12/31/07
24.162157	0.000	19.992502	3,602.634	12/31/06
20.210094	0.000	16.688897	2,736.473	12/31/05
18.167210	0.000	14.971848	1,952.421	12/31/04
16.005864	113.080	13.164187	1,518.257	12/31/03
11.418226	28.150	9.372474	957.992	12/31/02
16.014471	28.150	13.119130	0.000	12/31/01

Enhanced with	Number of Enhanced	Enhanced with	Number of Enhanced
Administration	with Administration	Administration	with Administration
charges waived	charges waived	charges waived	charges waived
(0.95% Total	(0.95% Total	(0.75% Total	(0.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
Van Kampen’s UIF U.S. Real Estate Portfolio-Class I (Inception Date 7/15/1997)
19.350719	454.136	18.611116	2,994.991	12/31/08
31.458353	214.591	30.194587	3,866.750	12/31/07
38.299964	185.446	36.686891	6,139.587	12/31/06
28.009655	166.868	26.776196	4,606.920	12/31/05
24.158129	115.611	23.047942	2,205.295	12/31/04
17.881625	69.022	17.025662	1,794.121	12/31/03
13.127169	28.392	12.474088	1,338.574	12/31/02
13.357067	215.533	12.667405	0.000	12/31/01
Van Kampen’s UIF Value Portfolio-Class I (Inception Date 7/15/1997)
10.571048	860.318	10.155118	5,652.214	12/31/08
16.638432	279.735	15.951436	4,173.943	12/31/07
17.330296	33.363	16.581099	2,425.539	12/31/06
14.967892	33.363	14.292090	2,094.705	12/31/05
14.451571	33.363	13.771392	1,612.617	12/31/04
12.381730	33.363	11.775296	1,475.807	12/31/03
9.322154	33.363	8.848037	949.630	12/31/02
12.089242	124.533	11.451625	0.000	12/31/01
Wilshire 2015 Moderate Fund (formerly 2015 Moderate Fund) (Inception Date 5/1/2007)
7.517602	2,398.181	7.543013	0.000	12/31/08
10.038253	687.173	10.051838	0.000	12/31/07
Wilshire 2025 Moderate Fund (formerly 2025 Moderate Fund) (Inception Date 5/1/2007)
7.108474	0.000	7.132525	314.799	12/31/08
10.001167	0.000	10.014711	0.000	12/31/07
Wilshire 2035 Moderate Fund (formerly 2035 Moderate Fund) (Inception Date 5/1/2007)
6.586031	0.000	6.608316	506.673	12/31/08
9.951380	0.000	9.964857	0.000	12/31/07
The above table gives year-end Accumulation Unit information for each Subaccount from the end of the year of inception (the Separate Account commencement date or the effective date of the Subaccount) to December 31, 2008. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

APPENDIX B: PORTFOLIOS
AIM Variable Insurance Funds
Capital Development Fund — Series I Shares
Advisor — Invesco Aim Advisors, Inc. and subadvisory entities affiliated with Invesco Aim Advisors, Inc.*
The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing primarily in equity securities of mid-capitalization companies. The principal type of equity securities purchased by the fund is common stocks. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
Core Equity Fund — Series I Shares
Advisor — Invesco Aim Advisors, Inc. and subadvisory entities affiliated with Invesco Aim Advisors, Inc.*
The fund’s investment objective is growth of capital. The fund seeks to meet its objectives by investing, normally, at least 80% of its assets in equity securities including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio manager believes have the potential for above-average growth in earnings. In complying with this 80% investment requirement, the fund’s investments may include synthetic instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
Financial Services Fund — Series I Shares
Advisor — Invesco Aim Advisors, Inc. and subadvisory entities affiliated with Invesco Aim Advisors, Inc.*
The fund’s investment objective is capital growth. The fund seeks to meets its objective by investing, normally, at least 80% of its assets, in equity securities of issuers engaged primarily in financial services-related industries.. The fund may invest up to 25% of its total assets in securities of non-U.S. issuers doing business in the financial services sector. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
Global Health Care Fund — Series I Shares
Advisor — Invesco Aim Advisors, Inc. and subadvisory entities affiliated with Invesco Aim Advisors, Inc.*
The fund’s investment objective is capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of health care industry companies. The fund may invest in debt securities issued by health care industry companies, or in equity and debt securities of other companies believed will benefit from developments in the health care industry. The fund will normally invest in securities of companies located in at least three different countries, including the United States and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycle. The fund may also invest up to 5% of its total assets in lower-quality debt securities, i.e., “junk bonds”. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
High Yield Fund — Series I Shares
Advisor — Invesco Aim Advisors, Inc., Subadvisor — Invesco Institutional (N.A.), Inc. and eight other advisory entities affiliated with Invesco Aim Advisors, Inc.*
The fund’s investment objective is to achieve a high level of current income. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-investment grade debt securities, i.e. “junk bonds”. In complying with this 80% investment requirement, the fund’s investments may include investments in synthetic instruments. The fund may invest up to 25% of its total assets in foreign securities. The fund may also invest in credit derivatives. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

Small Cap Equity Fund—Series I Shares
Advisor — Invesco Aim Advisors, Inc. and subadvisory entities affiliated with Invesco Aim Advisors, Inc.*
The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies. In complying with the 80% investment requirement, the fund’s investments may include synthetic instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

*	It is anticipated that, on or about the end of the fourth quarter of 2009, the businesses of Invesco Aim and Invesco Global will be combined into Invesco Institutional, which will be renamed Invesco Advisers, Inc. The combined entity will serve as the fund’s investment adviser following the combination and will provide substantially the same services as are currently provided by the three entities. Further information about this combination will be posted on http://www.invescoaim.com on or about the closing date of the transaction.
American Century Variable Portfolios
Large Company Value Fund — Class I Shares
Advisor — American Century Investment Management, Inc.
The fund seeks long-term capital growth. Income is a secondary objective.
Mid Cap Value Fund — Class I Shares
Advisor — American Century Investment Management, Inc.
The fund seeks long-term capital growth. Income is a secondary objective.
Ultra® Fund — Class I Shares
Advisor — American Century Investment Management, Inc.
The fund seeks long-term capital growth.
VistaSM Fund — Class I Shares
Advisor — American Century Investment Management, Inc.
The fund seeks long-term capital growth.
Calamos® Advisors Trust
Growth and Income Portfolio
Advisor — Calamos Advisors LLC
The Portfolio seeks high long-term total return through growth and current income. The Portfolio invests primarily in a diversified portfolio of convertible, equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Portfolio attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and reward in terms of growth and income.
Davis Variable Account Fund, Inc.
Value Portfolio
Advisor—Davis Selected Advisers, L.P.
Sub-Advisor—Davis Selected Advisers—NY, Inc.
The fund’s investment objective is long-term growth of capital. The advisor uses the Davis Investment Discipline to invest the majority of the fund’s assets in equity securities issued by large companies with market capitalization of at least $10 billion. The advisor conducts extensive research to identify businesses that possess characteristics it believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. It aims to invest in such businesses when they are trading at a discount to their intrinsic value.

Dreyfus Portfolios
Dreyfus Investment Portfolios MidCap Stock Portfolio — Service Shares
Advisor — The Dreyfus Corporation
The portfolio seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index (S&P 400). The portfolio invests in growth and value stocks, which are chosen through a disciplined investment process that combines computer modeling techniques, fundamental analysis and risk management. Consistency of returns compared to the S&P 400, the portfolio’s benchmark, is a primary goal of the investment process. The portfolio’s stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts. The portfolio managers will select stocks through a “bottom-up,” structured approach that seeks to identify undervalued securities using a quantitative screening process. The process is driven by a proprietary quantitative model which measures more than 40 characteristics of stocks to identify and rank stocks based on: fundamental momentum; relative value; future value; long-term growth; and additional factors. Next, the portfolio managers focus on stock selection, as opposed to making proactive decisions as to industry or sector exposure, to construct the portfolio. The portfolio managers seek to maintain a portfolio that has exposure to industries and market capitalizations that are generally similar to the S&P 400.
Dreyfus Investment Portfolios Technology Growth Portfolio — Initial Shares
Advisor — The Dreyfus Corporation
The portfolio seeks capital appreciation. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation.
The Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares
Advisor — The Dreyfus Corporation
The fund seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund, under normal circumstances, invests at least 80% of its assets in the common stocks of companies that, in the opinion of the fund’s management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.
Dreyfus Stock Index Fund, Inc., — Initial Shares
Advisor — The Dreyfus Corporation
The fund seeks to match the total return of the Standard & Poor’s 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.
Dreyfus Variable Investment Fund Appreciation Portfolio — Initial Shares
Advisor — The Dreyfus Corporation
Sub-Adviser — Fayez Sarofim & Co.
The portfolio seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the portfolio normally invests at least 80% of its assets in common stocks. The portfolio focuses on “blue chip” companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies.
Dreyfus Variable Investment Fund Developing Leaders Portfolio — Initial Shares
Advisor — The Dreyfus Corporation
The portfolio seeks capital growth. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of companies Dreyfus believes to be developing leaders: companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Based on current market conditions, the portfolio primarily invests in companies with total market values of less than $2 billion at the time of purchase.

Dreyfus Variable Investment Fund Growth and Income Portfolio — Initial Shares
Advisor — The Dreyfus Corporation
The portfolio seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk. To pursue its goal, the portfolio normally invests primarily in stocks of domestic and foreign issuers. The portfolio’s stock investments may include common stocks, preferred stocks, convertible securities and American Depositary Receipts. The portfolio managers create a broadly diversified portfolio for the portfolio that includes a blend of growth and dividend paying stocks. In choosing securities, the portfolio managers use a “growth style” of investing as well as focusing on dividend paying stocks and other investments and investment techniques that provide income. The portfolio’s investment process is designed to provide investors with investment exposure to sector weightings and risk characteristics similar to those of the Standard & Poor’s® 500 Composite Stock Price Index (S&P 500 Index). The portfolio managers choose stocks through a disciplined investment process that combines computer modeling techniques, bottom-up fundamental analysis and risk management. In selecting securities, the portfolio managers seek companies that possess some or all of the following characteristics: growth of earnings potential; operating margin improvement; revenue growth prospects; business improvement; good business fundamentals; dividend yield consistent with the portfolio’s strategy pertaining to income; value, or how a stock is priced relative to its perceived intrinsic worth; and healthy financial profile, which measures the financial wellbeing of the company. The portfolio managers monitor the stocks in the portfolio, and consider selling a security if the company’s business momentum deteriorates or valuation becomes excessive. The portfolio managers also may sell a security if an event occurs that contradicts the portfolio managers’ rationale for owning it, such as deterioration in the company’s financial fundamentals. In addition, the portfolio managers may sell a security if better investment opportunities emerge elsewhere, or if the portfolio managers change the portfolio’s industry or sector weightings.
Dreyfus Variable Investment Fund Money Market Portfolio
Advisor — The Dreyfus Corporation
The portfolio seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market fund, the portfolio is subject to maturity, quality and diversification requirements designed to help it maintain a stable share price of $1.00. To pursue its goal, the portfolio invests in a diversified portfolio of high quality, short-term debt securities, including the following: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposit, time deposits, bankers’ acceptances and other short-term securities issued by domestic or foreign banks or their subsidiaries or branches; repurchase agreements, including tri-party repurchase agreements; asset-backed securities; domestic and dollar-denominated foreign commercial paper, and other short-term corporate and bank obligations of domestic and foreign issuers; dollar-denominated obligations issued or guaranteed by one or more foreign governments or their agencies, including obligations of supranational entities. Normally, the portfolio invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.
DWS Investments VIT Funds
DWS (1) Small Cap Index — Class A
Advisor — Deutsche Investment Management Americas Inc.; Subadvisor — Northern Trust Investments, N.A.
The Portfolio seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Index, which emphasizes stocks of small US companies. Under normal circumstances, the Portfolio intends to invest at least 80% of its assets, determined at the time of purchase, in stocks of companies included in the Russell 2000 Index and in derivative instruments, such as stock index futures contracts and options that provide exposure to the stocks of companies in the Russell 2000 Index.

(1)	DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

Financial Investors Variable Insurance Trust
Ibbotson Balanced ETF Asset Allocation Portfolio — Class II
Advisor— ALPS Advisors, Inc.
The Portfolio seeks to provide investors with capital appreciation and some current income.
The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase.
Ibbotson Conservative ETF Asset Allocation Portfolio — Class II
Advisor— ALPS Advisors, Inc.
The Portfolio seeks to provide investors with current income and preservation of capital.
The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase.
Ibbotson Growth ETF Asset Allocation Portfolio — Class II
Advisor— ALPS Advisors, Inc.
The Portfolio seeks to provide investors with capital appreciation.
The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase
Ibbotson Income and Growth ETF Asset Allocation Portfolio — Class II
Advisor— ALPS Advisors, Inc.
The Portfolio seeks to provide investors with current income and capital appreciation.
The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, net assets are measured at the time of purchase.

Franklin Templeton Variable Insurance Products Trust
Templeton Foreign Securities Fund — Class 2
Advisor — Templeton Investment Counsel, LLC
Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities.
Janus Aspen Series
Balanced Portfolio — Institutional Shares
Advisor — Janus Capital Management LLC
This diversified portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets
Enterprise Portfolio — Institutional Shares (formerly Mid Cap Growth Portfolio)
Advisor — Janus Capital Management LLC
This diversified portfolio seeks long-term growth of capital by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The market capitalizations within the index will vary, but as of December 31, 2008, they ranged from approximately $24 million to $14.9 billion. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.
Forty Portfolio — Institutional Shares
Advisor — Janus Capital Management LLC
This non-diversified portfolio seeks long-term growth of capital by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.
Janus Portfolio — Institutional Shares (formerly Large Cap Growth Portfolio)
Advisor — Janus Capital Management LLC
This portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies. As of December 31, 2008, the Portfolio’s weighted average market capitalization was $52.1 billion. Within the parameters of its specific investment policies, the portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.
Overseas Portfolio — Institutional Shares (formerly International Growth Portfolio)
Advisor — Janus Capital Management LLC
This diversified portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Oppenheimer Variable Account Funds
Balanced Fund — Non-Service Shares
Advisor — OppenheimerFunds, Inc.
The Fund seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.
Capital Appreciation Fund — Non-Service Shares
Advisor — OppenheimerFunds, Inc.
The Fund seeks capital appreciation by investing in securities of well-known, established companies.
Main Street Fund® — Non-Service Shares
Advisor — OppenheimerFunds, Inc.
The Fund seeks high total return.
PIMCO Variable Insurance Trust
Real Return Portfolio — Administrative Class
Advisor — Pacific Investment Management Company LLC
The Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio invests under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U. S. and non-U. S. governments, their agencies or government-sponsored enterprises and corporations.
Total Return Portfolio — Administrative Class
Advisor — Pacific Investment Management Company LLC
The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio invests under normal circumstances at least 65% of its assets in a diversified Portfolio of Fixed Income Instruments of varying maturities. The Fund’s average portfolio duration normally varies within a three- to six-year time frame, based on the Advisor’s forecast for interest rates.
Van Kampen — The Universal Institutional Funds, Inc.
Core Plus Fixed Income Portfolio — Class I
Adviser — Morgan Stanley Investment Management Inc. (1)
The investment objective of the Core Plus Fixed Income Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity between five and ten years. Although there is no minimum or maximum maturity for any individual security, the Adviser actively manages the interest rate risk of the Portfolio within a range relative to its benchmark. The Portfolio may invest opportunistically in high yield securities (commonly referred to as “junk bonds”). The Portfolio may invest in securities of foreign issuers, including issuers located in emerging market or developing countries. The securities in which the Portfolio may also invest may be denominated in currencies other than U.S. dollars. The Portfolio may also invest in to-be-announced pass-through mortgage securities, which settle on a delayed delivery basis. The Adviser may invest in asset backed securities and may use futures, options, forward contracts, collateralized mortgage obligations, swaps and other derivatives in managing the Portfolio. The Portfolio may invest in public bank loans made by banks or other financial institutions. These public bank loans may be rated investment grade or below investment grade.

Mid Cap Growth Portfolio — Class I
Adviser — Morgan Stanley Investment Management Inc. (1)
The investment objective of the Mid Cap Growth Portfolio is to seek long-term capital growth by investing primarily in common stocks and other equity securities. The Portfolio invests primarily in growth-oriented equity securities of U.S. mid cap companies and foreign companies, including emerging market securities. The Adviser selects issues from a universe comprised of mid cap companies, most with market capitalizations of generally less than $35 billion. The Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return.
U.S. Mid Cap Value Portfolio — Class I
Adviser — Morgan Stanley Investment Management Inc. (1)
The investment objective of the U.S. Mid Cap Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and equity securities. The Portfolio invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell Midcap Value Index. The Portfolio may purchase stocks that typically do not pay dividends. The Adviser seeks attractively valued companies experiencing a change that it believes could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or operational efficiency. The Portfolio may invest up to 20% of its net assets in real estate investment trusts and up to 20% of its total assets in securities of foreign issuers. This percentage limitation on foreign securities, however, does not apply to securities of foreign companies that are listed in the United States on a national exchange. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio may purchase and sell futures contracts for various portfolio management purposes, including to earn income, facilitate portfolio management and mitigate risks.
U.S. Real Estate Portfolio — Class I
Adviser — Morgan Stanley Investment Management Inc. (1)
The investment objective of the U.S. Real Estate Portfolio is to seek above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs). The Portfolio focuses on REITs as well as real estate operating companies that invest in a variety of property types and regions. The Adviser’s approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.
Value Portfolio — Class I
Adviser — Morgan Stanley Investment Management Inc. (1)
The investment objective of the Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in a portfolio of common stocks and other equity securities. The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $1 billion. The Portfolio emphasizes a value style of investing seeking well established companies that appear undervalued and currently are not being recognized within the market place. The Portfolio may purchase stocks that do not pay dividends. The Portfolio may invest, to a limited extent, in foreign issuers, including issuers located in emerging market or developing countries. The Portfolio may also invest, without limitation, in securities of foreign companies that are listed in the United States on a national exchange. The securities in which the Portfolio may invest may be denominated in U.S. dollars or in currencies other than U.S. dollars. The Portfolio may invest up to 10% of its net assets in real estate investment trusts.

(1)	Morgan Stanley Investment Management Inc. does business in certain instances as Van Kampen.

Wilshire Variable Insurance Trust
2015 ETF Fund (formerly 2015 Moderate Fund)
Advisor — Wilshire Associates Incorporated
The 2015 ETF Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2015 ETF Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2015 ETF Fund operates under a fund of funds structure. The 2015 ETF Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2015, plus or minus two to three years. The 2015 ETF Fund’s initial target allocation will be approximately 59% equity and 41% fixed income, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2015, the 2015 ETF Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.
2025 ETF Fund (formerly 2025 Moderate Fund)
Advisor — Wilshire Associates Incorporated
The 2025 ETF Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2025 ETF Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2025 ETF Fund operates under a fund of funds structure. The 2025 ETF Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2025, plus or minus two to three years. The 2025 ETF Fund’s initial target allocation will be approximately 66% equity and 34% fixed income, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2025, the 2025 ETF Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.
2035 ETF Fund (formerly 2035 Moderate Fund)
Advisor — Wilshire Associates Incorporated
The 2035 ETF Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2035 ETF Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2035 ETF Fund operates under a fund of funds structure. The 2035 ETF Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2035, plus or minus two to three years. The 2035 ETF Fund’s initial target allocation will be approximately 77% equity and 23% fixed income, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2035, the 2035 ETF Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.

APPENDIX C: TRANSFER RESTRICTIONS
Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers
We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and Beneficiaries. Short-term trading can result in:
•	the dilution of Accumulation Unit Values or Portfolio net asset values

•	Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests

•	increased administrative costs due to frequent purchases and redemptions
To help protect Contract Owners, Annuitants and Beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences.
U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices
We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract Owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.
As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. In general, we will adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfer events in one quarter of a Contract Year	We will mail a letter to the Contract Owner notifying the Contract Owner that:
(1) we have identified the Contract Owner as a person engaging in harmful trading practices; and
(2) if the Contract Owner’s transfer events exceed 12 in one Contract Year, we will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one Contract Year	We will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by any other means.
On each Contract Anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new Contract Year. See, however, the “Other Restrictions” provision below.
U.S Mail Restrictions on Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. We generally will require these multi-contract advisors to submit all transfers requests via regular first-class U.S. mail.

Other Restrictions
We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract Owners, Annuitants, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors:
•	the dollar amount involved in the transfer event

•	the total assets of the Portfolio involved in the transfer event

•	the number of transfer events completed in the current quarter of the Contract Year

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies
In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.
The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
THE COMMODORE SPIRIT®
THE COMMODORE ADVANTAGE®
AND THE COMMODORE INDEPENDENCE®
GROUP AND INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2009
Annuity Investors Life Insurance Company (“the Company,” “we,” “our” or “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2009, for either The Commodore Spirit®, The Commodore Advantage® or The Commodore Independence® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccounts (collectively, the “Closed Subaccounts”) investing in the following Portfolios:
AIM Variable Investment Funds
-Dynamics Fund-Series I Shares
Janus Aspen Series
-Worldwide Portfolio-Institutional Shares (formerly Worldwide Growth)
The Timothy Plan Variable Series
-Conservative Growth Variable Series
-Strategic Growth Variable Series
The AIM V.I. Dynamics Fund Closed Subaccount, the Janus Aspen Worldwide Growth Closed Subaccount, The Timothy Plan Conservative Growth Variable Series Closed Subaccount, and The Timothy Plan Strategic Growth Variable Series Closed Subaccount are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on November 30, 2004. Each of these investment options will become unavailable to you once you no longer have money in that Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Subaccounts described in this Supplemental Prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2009, contains more information about the Separate Account and the Contracts, including the Subaccounts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for The Commodore Spirit® is 333-19725; The Commodore Advantage® is 333-51971; and The Commodore Independence® is 333-51955.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is

1

authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
•	The Contracts are not FDIC or NCUSIF insured
•	The Contracts are obligations of the Company and not of the bank or credit union
•	The bank or credit union does not guarantee the Company’s obligations under the Contracts
•	The Contracts involve investment risk and may lose value

2

EXPENSE TABLES
The Total Annual Portfolio Operating Expenses table and the Expense Examples table in this section of the Supplemental Prospectus differ from the corresponding tables in the Contract Prospectus. The following tables have been revised to include information with respect to each Closed Subaccount.
Total Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, and other expenses)

	Minimum	Maximum
Before any fee reduction or expense reimbursement	0.28%	2.74%
After contractual fee reductions and/or expense reimbursements	0.28%	1.97%

*	Contractual fee reductions and/or expense reimbursements related to a Portfolio will continue for a period that ends on a specific date. These periods will end April 30, 2010 and May 1, 2010
The information about Portfolio expenses that the Company used to prepare this table was provided to the Company by the Portfolios. The Company has not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2008, except as noted below. Actual expenses of a Portfolio in future years may be higher or lower.
The Portfolios in the Financial Investors Variable Insurance Trust, the Timothy Plan Variable Series and the Wilshire Variable Insurance Trust are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Ibbotson portfolio, each Timothy portfolio and each Wilshire portfolio will likely incur higher expenses than fund that invest directly in securities.
The minimum expenses, both before and after any fee reduction and/or expense reimbursement, are the expenses of the Dreyfus Stock Index Fund, Inc.
The maximum expenses before fee reductions and/or expense reimbursements are the expenses of the Wilshire 2035 ETF Fund. The adviser to this Wilshire Fund has contractually agreed to waive fees and/or reimburse expenses through December 31, 2010, so that the total annual operating expenses for the Wilshire Fund, excluding the fees and expenses of the Acquired Fund, will not exceed 0.60% (“expense limitation”). Prior to December 22, 2008, the expense limitation was 0.50%. The Wilshire Fund, for a period not to exceed three years from commencement of operations, will repay its adviser any expenses in excess of the expense limitation, provided the Wilshire Fund is able to effect such reimbursement and remain in compliance with the expense limitation.
The maximum expenses after fee reductions and/or expense reimbursements are the expenses of The Timothy Plan Strategic Growth Variable Series.

3

Examples for The Commodore Advantage® Contract
Example 1: Contract with Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.
•	The maximum Portfolio expenses before reimbursement (2.74%) or after reimbursement (1.97%) are incurred.
•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.
•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1)	If you surrender your Contract at the end of the period, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$1,251	$2,228	$3,114	$5,782
After reimbursement	$1,175	$1,995	$2,718	$4,948
(2)	If you annuitize your Contract at the end of the period or keep your Contract for the entire period, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$451	$1,428	$2,514	$5,782
After reimbursement	$375	$1,195	$2,118	$4,948
Example 2: Contract with Minimum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.
•	The minimum Portfolio expenses (0.28%) are incurred.
•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.
•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1)	If you surrender your Contract at the end of the indicated period, your costs would be:

1 year	3 years	5 years	10 years
$1,004	$1,459	$1,782	$2,853
(2)	If you annuitize your Contract at the end of the period or keep your Contract for the entire period, your costs would be:

1 year	3 years	5 years	10 years
$204	$659	$1,182	$2,853

4

Examples for The Commodore Independence® Contract
Example 1: Contract with Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•	The annual contract maintenance fee of $40 and Separate Account annual expenses of 1.40% are incurred.
•	The maximum Portfolio expenses before reimbursement (2.74%) or after reimbursement (1.97%) are incurred.
•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.
•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1)	If you surrender your Contract at the end of the period, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$461	$1,459	$2,565	$5,886
After reimbursement	$385	$1,226	$2,170	$5,055
(2)	If you annuitize your Contract at the end of the period or keep your Contract for the entire period, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$461	$1,459	$2,565	$5,886
After reimbursement	$385	$1,226	$2,170	$5,055
Example 2: Contract with Minimum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•	The annual contract maintenance fee of $40 and Separate Account annual expenses of 1.40% are incurred.
•	The minimum Portfolio expenses (0.28%) are incurred.
•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.
•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1)	If you surrender your Contract at the end of the indicated period, your costs would be:

1 year	3 years	5 years	10 years
$214	$690	$1,236	$2,969
(2)	If you annuitize your Contract at the end of the period or keep your Contract for the entire period, your costs would be:

1 year	3 years	5 years	10 years
$214	$690	$1,236	$2,969

5

Examples for The Commodore Spirit® Contract
Example 1: Contract with Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.
•	The maximum Portfolio expenses before reimbursement (2.74%) or after reimbursement (1.97%) are incurred.
•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.
•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1)	If you surrender your Contract at the end of the period, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$1,151	$1,928	$2,814	$5,782
After reimbursement	$1,075	$1,695	$2,418	$4,948
(2)	If you annuitize your Contract at the end of the period or keep your Contract for the entire period, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$451	$1,428	$2,514	$5,782
After reimbursement	$375	$1,195	$2,118	$4,948
Example 2: Contract with Minimum Fund Operating Expenses
Assumptionds
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.
•	The minimum Portfolio expenses (0.28%) are incurred.
•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.
•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1)	If you surrender your Contract at the end of the indicated period, your costs would be:

1 year	3 years	5 years	10 years
$904	$1,159	$1,482	$2,853
(2)	If you annuitize your Contract at the end of the period or keep your Contract for the entire period, your costs would be:

1 year	3 years	5 years	10 years
$204	$659	$1,182	$2,853

6

FINANCIAL INFORMATION
Condensed Financial Information
Appendix A to this Supplemental Prospectus provides condensed financial information for the Commodore Spirit®, the Commodore Advantage®, and the Commodore Independence® variable annuities with respect to each Closed Subaccount. This information includes the following information:
•	year-end accumulation unit value for each Closed Subaccount from the end of the year of inception through December 31, 2008
•	number of accumulation units outstanding as of the end of each period.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.
THE PORTFOLIOS
The Separate Account currently offers each of the Closed Subaccounts only to the Contract Owners who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). Each Closed Subaccount invests in the corresponding Portfolio listed below, which has its own investment objectives, policies and practices. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios, and the charges of the Portfolios.
You should read the Portfolio prospectuses and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to any of these Closed Subaccounts or the Subaccounts.
There is no assurance that any Portfolio will achieve its stated objectives. The SEC does not supervise the management or the investment policies and/or practices and/or of any Portfolio.
All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.
The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of the Portfolios will be the same or similar to the investment performance of any publicly available mutual fund.

7

Portfolio	Adviser and Type of Fund
AIM Variable Investment Funds
Dynamics Fund — Series I Shares	Invesco Aim Advisors, Inc. Mid cap growth

Janus Aspen Series
Worldwide Portfolio-Institutional Shares (formerly Worldwide Growth)	Janus Capital Management LLC World stock

The Timothy Plan Variable Series
Conservative Growth Variable Series	Timothy Partners, Ltd. Asset allocation

Strategic Growth Variable Series	Timothy Partners, Ltd. Asset allocation
Expenses of the Portfolios
In addition to charges and deductions by us, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectuses and statements of additional information for the Portfolios. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).
Investment Options-Allocations
You may allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options.
You may allocate purchase payments to any of the following Closed Subaccounts only if you held Accumulation Units in the respective Closed Subaccount as of November 30, 2004.
•	AIM V.I. Dynamics Fund Closed Subaccount
•	Janus Aspen Worldwide Portfolio (formerly Worldwide Growth) Closed Subaccount
•	The Timothy Plan Conservative Growth Variable Series Closed Subaccount
•	The Timothy Plan Strategic Growth Variable Series Closed Subaccount
Each of these investment options will become unavailable to you once you no longer have money in that Closed Subaccount.
Substitutions of Portfolios
As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for any Portfolio in which a Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment, consistent with the protection of investors. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio’s investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract Owners.

8

APPENDIX A: CONDENSED FINANCIAL INFORMATION
The tables below give year-end Accumulation Unit Information for the Commodore Spirit, Commodore Advantage, and Commodore Independence variable annuities with respect to each Closed Subaccount from the end of the year of inception through December 31, 2008. The information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount shown was 10.00000 as of its inception date.
The Commodore Spirit® (Current Contract)

					Number of
				Enhanced with	Enhanced with
	Number of		Number of	Administration	Administration
	Standard		Enhanced	Charges	Charges Waived
Standard	Accumulation	Enhanced	Accumulation	Waived	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares (Inception Date 5/1/2001)
5.824689	55,720.355	5.960938	0.000	6.030174	147.224	12/31/08
11.378261	91,372.086	11.608837	0.000	11.725794	112.020	12/31/07
10.287076	105,073.806	10.463499	0.000	10.552834	88.031	12/31/06
8.984924	75,896.111	9.111342	0.000	9.175262	60.280	12/31/05
8.229888	77,529.977	8.320433	0.000	8.366155	23.763	12/31/04
7.364205	63,086.332	7.422756	0.000	7.452291	0.000	12/31/03
5.417943	78,143.205	5.444887	0.000	5.458451	0.000	12/31/02
8.067308	93,275.876	8.083372	0.000	8.091444	0.000	12/31/01
Janus Aspen Worldwide Portfolio-Institutional Shares (formerly Worldwide Growth)(Inception Date 7/15/1997)
8.678898	1,008,264.804	8.982374	6,153.773	9.137790	238.860	12/31/08
15.907143	1,161,307.113	16.413070	6,328.041	16.671615	214.662	12/31/07
14.717387	1,410,898.731	15.139123	8,089.661	15.354205	198.036	12/31/06
12.627182	1,622,445.152	12.949718	9,847.675	13.113864	180.878	12/31/05
12.096493	1,892,337.612	12.367909	10,895.424	12.505798	292.617	12/31/04
11.708282	2,099,555.231	11.934844	14,464.542	12.049706	277.111	12/31/03
9.574914	2,438,561.261	9.731344	10,650.649	9.810429	2,191.502	12/31/02
13.032840	2,364,153.929	13.206482	7,650.835	13.294015	2,191.502	12/31/01
17.039678	2,082,293.354	17.215191	5,014.610	17.303370	3,484.654	12/31/00
20.488548	1,026,072.851	20.638429	2,225.846	20.713399	151.550	12/31/99
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
9.127064	321,412.820	9.312776	13.208	9.406857	0.000	12/31/08
12.952754	455,222.276	13.176001	13.418	13.288878	0.000	12/31/07
12.081358	512,762.391	12.252064	13.418	12.338233	0.000	12/31/06
11.224446	572,609.363	11.348586	13.418	11.411149	0.000	12/31/05
10.806880	586,564.485	10.893329	175.420	10.936855	0.000	12/31/04
10.342389	348,794.768	10.393659	37.886	10.419451	0.000	12/31/03
8.916475	167,693.588	8.934171	0.200	8.943061	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
7.882894	412,084.563	8.042976	0.000	8.124096	0.000	12/31/08
13.227039	518,810.234	13.454461	0.000	13.569466	0.000	12/31/07
12.181313	629,515.069	12.352932	0.000	12.439564	0.000	12/31/06
11.247959	673,218.784	11.371889	0.000	11.434368	0.000	12/31/05
10.772978	687,211.128	10.858721	0.000	10.901897	0.000	12/31/04
10.104822	408,637.294	10.154501	0.000	10.179502	0.000	12/31/03
8.194917	159,507.218	8.210855	0.000	8.218868	0.000	12/31/02

9

The Commodore Spirit® (Contract with Death Benefit Rider No Longer Available*)

*	See The Commodore Spirit® Supplemental Prospectus dated May 1, 2009 regarding the Cancelled Death Benefit Rider for more information.

			Number of		Number of
			Optional		Optional
		Optional	Death Benefit	Optional	Death Benefit
	Number of	Death Benefit	(issue age 65	Death Benefit	(issue age over
	Standard	(issue age 65	and younger)	(issue age over	65/under 79)
Standard	Accumulation	and younger)	Accumulation	65/under 79)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares (Inception Date 5/1/2001)
5.824689	55,720.355	5.779978	188.518	5.713559	0.000	12/31/08
11.378261	91,372.086	11.302455	173.124	11.189694	0.000	12/31/07
10.287076	105,073.806	10.228974	157.523	10.142423	0.000	12/31/06
8.984924	75,896.111	8.943219	130.974	8.881025	0.000	12/31/05
8.229888	77,529.977	8.199982	100.281	8.155318	0.000	12/31/04
7.364205	63,086.332	7.344844	64.658	7.315884	0.000	12/31/03
5.417943	78,143.205	5.409027	24.686	5.395649	0.000	12/31/02
8.067308	93,275.876	8.061982	0.000	8.053984	0.000	12/31/01
Janus Aspen Worldwide Portfolio-Institutional Shares (formerly Worldwide Growth)(Inception Date 7/15/1997)
8.678898	1,008,264.804	8.579906	2,591.601	8.433883	0.000	12/31/08
15.907143	1,161,307.113	15.741778	2,332.385	15.497595	0.000	12/31/07
14.717387	1,410,898.731	14.579256	2,270.609	14.375089	0.000	12/31/06
12.627182	1,622,445.152	12.521328	2,340.830	12.364730	0.000	12/31/05
12.096493	1,892,337.612	12.007224	2,503.457	11.875064	0.000	12/31/04
11.708282	2,099,555.231	11.633594	2,809.923	11.522959	0.000	12/31/03
9.574914	2,438,561.261	9.523209	2,621.610	9.446581	0.000	12/31/02
13.032840	2,364,153.929	12.975281	1,362.573	12.889939	0.000	12/31/01
17.039678	2,082,293.354	N/A	N/A	N/A	N/A	12/31/00
20.488548	1,026,072.851	N/A	N/A	N/A	N/A	12/31/99
12.632936	402,131.168	N/A	N/A	N/A	N/A	12/31/98
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
9.127064	321,412.820	9.066003	10,848.742	8.975117	0.000	12/31/08
12.952754	455,222.276	12.879212	10,816.707	12.769620	0.000	12/31/07
12.081358	512,762.391	12.025018	9,153.898	11.940953	0.000	12/31/06
11.224446	572,609.363	11.183411	4,407.021	11.122095	0.000	12/31/05
10.806880	586,564.485	10.778271	4,590.387	10.735463	0.000	12/31/04
10.342389	348,794.768	10.325409	7,343.039	10.299964	0.000	12/31/03
8.916475	167,693.588	8.910599	1,125.801	8.901785	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
7.882894	412,084.563	7.830225	245.679	7.751894	0.000	12/31/08
13.227039	518,810.234	13.152081	208.850	13.040454	0.000	12/31/07
12.181313	629,515.069	12.124648	175.753	12.040151	0.000	12/31/06
11.247959	673,218.784	11.206981	140.480	11.145787	0.000	12/31/05
10.772978	687,211.128	10.744596	590.905	10.702146	0.000	12/31/04
10.104822	408,637.294	10.088364	3,195.360	10.063711	0.000	12/31/03
8.194917	159,507.218	8.189622	4,019.666	8.181687	0.000	12/31/02

10

The Commodore Independence® (Current Contract)

			Number of		Number of
			Enhanced		Enhanced
		Enhanced	(1.10% Total	Enhanced	(0.90% Total
		(1.10% Total	Separate	(0.90% Total	Separate
	Number of	Separate	Account	Separate	Account
	Standard	Account	Expenses)	Account	Expenses)
Standard	Accumulation	Expenses)	Accumulation	Expenses)	Accumulation
Accumulation	Units	Accumulation	Units	Accumulation	Units
Unit Value	Outstanding	Unit Value	Outstanding	Unit Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares (Inception Date 5/1/2001)
5.824689	55,720.355	5.960938	0.000	6.053343	0.000	12/31/08
11.378261	91,372.086	11.608837	0.000	11.764863	0.000	12/31/07
10.287076	105,073.806	10.463499	0.000	10.582630	0.000	12/31/06
8.984924	75,896.111	9.111342	0.000	9.196547	0.000	12/31/05
8.229888	77,529.977	8.320433	0.000	8.381370	0.000	12/31/04
7.364205	63,086.332	7.422756	0.000	7.462101	7.139	12/31/03
5.417943	78,143.205	5.444887	0.000	5.462949	0.000	12/31/02
8.067308	93,275.876	8.083372	0.000	8.094120	0.000	12/31/01
Janus Aspen Worldwide Portfolio-Institutional Shares (formerly Worldwide Growth)(Inception Date 7/15/1997)
8.678898	1,008,264.804	8.982374	6,153.773	7.010936	0.000	12/31/08
15.907143	1,161,307.113	16.413070	6,328.041	12.784750	0.000	12/31/07
14.717387	1,410,898.731	15.139123	8,089.661	11.768528	0.000	12/31/06
12.627182	1,622,445.152	12.949718	9,847.675	10.046327	0.000	12/31/05
12.096493	1,892,337.612	12.367909	10,895.424	9.575676	0.000	12/31/04
11.708282	2,099,555.231	11.934844	14,464.542	9.221822	46,144.266	12/31/03
9.574914	2,438,561.261	9.731344	10,650.649	7.504379	39,742.411	12/31/02
13.032840	2,364,153.929	13.206482	7,650.835	10.164080	32,752.139	12/31/01
17.039678	2,082,293.354	N/A	N/A	N/A	N/A	12/31/00
20.488548	1,026,072.851	N/A	N/A	N/A	N/A	12/31/99
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
9.127064	321,412.820	9.312776	13.208	9.438349	0.000	12/31/08
12.952754	455,222.276	13.176001	13.418	13.326634	0.000	12/31/07
12.081358	512,762.391	12.252064	13.418	12.367019	0.000	12/31/06
11.224446	572,609.363	11.348586	13.418	11.432023	0.000	12/31/05
10.806880	586,564.485	10.893329	175.420	10.951356	0.000	12/31/04
10.342389	348,794.768	10.393659	37.886	10.428026	0.000	12/31/03
8.916475	167,693.588	8.934171	0.200	8.946009	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
7.882894	412,084.563	8.042976	0.000	8.151231	0.000	12/31/08
13.227039	518,810.234	13.454461	0.000	13.607903	0.000	12/31/07
12.181313	629,515.069	12.352932	0.000	12.468482	0.000	12/31/06
11.247959	673,218.784	11.371889	0.000	11.455183	0.000	12/31/05
10.772978	687,211.128	10.858721	0.000	10.916251	0.000	12/31/04
10.104822	408,637.294	10.154501	0.000	10.187798	0.000	12/31/03
8.194917	159,507.218	8.210855	0.000	8.221523	0.000	12/31/02

11

Enhanced with	Number of Enhanced	Enhanced with	Number of Enhanced
Administration	with Administration	Administration	with Administration
charges waived	charges waived	charges waived	charges waived
(0.95% Total	(0.95% Total	(0.75% Total	(0.75% Total
Separate Account	Separate Account	Separate Account	Separate Account
Expenses)	Expenses)	Expenses)	Expenses)
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares (Inception Date 5/1/2001)
6.030174	147.224	6.123616	137.983	12/31/08
11.725794	112.020	11.883356	137.993	12/31/07
10.552834	88.031	10.672996	122.199	12/31/06
9.175262	60.280	9.261113	111.545	12/31/05
8.366155	23.763	8.427490	63.240	12/31/04
7.452291	0.000	7.491858	57.208	12/31/03
5.458451	0.000	5.476583	18.335	12/31/02
8.091444	0.000	8.102202	0.000	12/31/01
Janus Aspen Worldwide Portfolio-Institutional Shares (formerly Worldwide Growth)(Inception Date 7/15/1997)
9.137790	238.860	7.121653	3,191.505	12/31/08
16.671615	214.662	12.966900	2,734.959	12/31/07
15.354205	198.036	11.918070	2,527.467	12/31/06
13.113864	180.878	10.158682	2,571.733	12/31/05
12.505798	292.617	9.668184	2,190.387	12/31/04
12.049706	277.111	9.296883	2,169.871	12/31/03
9.810429	2,191.502	7.554217	1,573.229	12/31/02
13.294015	2,191.502	10.216331	0.000	12/31/01
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
9.406857	0.000	9.533610	2,295.238	12/31/08
13.288878	0.000	13.440722	4,102.160	12/31/07
12.338233	0.000	12.453961	4,166.020	12/31/06
11.411149	0.000	11.495051	2,663.055	12/31/05
10.936855	0.000	10.995154	133.936	12/31/04
10.419451	0.000	10.453956	6.078	12/31/03
8.943061	0.000	8.954924	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
8.124096	0.000	8.233353	277.991	12/31/08
13.569466	0.000	13.724129	225.416	12/31/07
12.439564	0.000	12.555889	182.582	12/31/06
11.434368	0.000	11.518110	132.752	12/31/05
10.901897	0.000	10.959701	70.404	12/31/04
10.179502	0.000	10.212939	30.285	12/31/03
8.218868	0.000	8.229559	0.000	12/31/02

12

The Commodore Advantage® (Current Contract)

			Number of
		Standard with	Standard with
	Number of	Administration	Administration
Standard	Standard	Charges Waived	Charges Waived
Accumulation Unit	Accumulation Units	Accumulation Unit	Accumulation Units
Value	Outstanding	Value	Outstanding	Year
AIM V.I. Dynamics Fund-Series I Shares (Inception Date 5/1/2001)
5.824689	55,720.355	5.892457	0.000	12/31/08
11.378261	91,372.086	11.493024	0.000	12/31/07
10.287076	105,073.806	10.374943	0.000	12/31/06
8.984924	75,896.111	9.047929	0.000	12/31/05
8.229888	77,529.977	8.275039	0.000	12/31/04
7.364205	63,086.331	7.393411	0.000	12/31/03
5.417943	78,143.205	5.431395	0.000	12/31/02
8.067308	93,275.876	8.075340	0.000	12/31/01
Janus Aspen Worldwide Portfolio-Institutional Shares (formerly Worldwide Growth)(Inception Date 7/15/1997)
8.678898	1,008,264.804	6.759364	9,612.550	12/31/08
15.907143	1,161,307.113	12.369963	9,914.578	12/31/07
14.717387	1,410,898.731	11.427272	9,745.222	12/31/06
12.627182	1,622,445.152	9.789468	17,865.960	12/31/05
12.096493	1,892,337.612	9.363811	18,261.241	12/31/04
11.708282	2,099,555.231	9.049605	17,208.944	12/31/03
9.574914	2,438,561.261	7.389719	10,530.938	12/31/02
13.032840	2,364,153.929	10.043546	0.000	12/31/01
17.039678	2,082,293.354	N/A	N/A	12/31/00
20.488548	1,026,072.851	N/A	N/A	12/31/99
12.632936	402,131.168	N/A	N/A	12/31/98
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
9.127064	321,412.820	9.219554	0.000	12/31/08
12.952754	455,222.276	13.064018	0.000	12/31/07
12.081358	512,762.391	12.166498	0.000	12/31/06
11.224446	572,609.363	11.286400	856.937	12/31/05
10.806880	586,564.485	10.850052	619.421	12/31/04
10.342389	348,794.768	10.368005	0.000	12/31/03
8.916475	167,693.588	8.925318	0.000	12/31/02
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
7.882894	412,084.563	7.962596	0.000	12/31/08
13.227039	518,810.234	13.340344	0.000	12/31/07
12.181313	629,515.069	12.266874	0.000	12/31/06
11.247959	673,218.784	11.309780	0.000	12/31/05
10.772978	687,211.128	10.815763	0.000	12/31/04
10.104822	408,637.294	10.129626	0.000	12/31/03
8.194917	159,507.218	8.202876	0.000	12/31/02

13

APPENDIX B: PORTFOLIOS
AIM Variable Insurance Funds
Dynamics Fund — Series I Shares
Advisor — Invesco Aim Advisors, Inc. and subadvisory entities affiliated with Invesco Aim Advisors, Inc.*
The fund’s investment objective is long-term capital growth. The fund seeks to meet its objective by investing, normally, at least 65% of its assets in equity securities of mid-capitalization companies. The principal type of equity securities purchased by the fund is common stock. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.
Janus Aspen Series
Worldwide Portfolio — Institutional Shares (formerly Worldwide Growth Portfolio)
Advisor — Janus Capital Management LLC
This diversified portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size located throughout the world. The portfolio normally invests in issuers from several different countries, including the U.S. The portfolio may, under unusual circumstances, invest in a single country. The portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the portfolio may invest in foreign equity and debt securities.
The Timothy Plan Variable Series
Conservative Growth
Advisor — Timothy Partners, Ltd.
The primary investment objective of the Timothy Plan Conservative Growth Variable Series is to seek moderate levels of long-term capital growth, with a secondary objective of current income. The Portfolio normally invests at least 75% in specific funds offered by the Timothy Plan family of funds. Fund investments are reallocated as new assets come into the Fund and at the end of each quarter, as needed to maintain the asset allocation. The securities in which the underlying funds shall be precluded from investing, by virtue of the funds’ and Portfolio’s ethical standards are referred to as “excluded securities.” Excluded securities are those companies found to have policies and practices that are offensive to the basic, traditional Judeo-Christian values.
Strategic Growth
Advisor — Timothy Partners, Ltd.
The primary investment objective of the Timothy Plan Strategic Growth Variable Series is to seek medium to high levels of long-term capital growth, with a secondary objective of current income. The Portfolio normally invests at least 75% in specific funds offered by the Timothy Plan family of funds. Fund investments are reallocated as new assets come into the Fund and at the end of each quarter, as needed to maintain the asset allocation. The securities in which the underlying funds shall be precluded from investing, by virtue of the funds’ and Portfolio’s ethical standards are referred to as “excluded securities.” Excluded securities are those companies found to have policies and practices that are offensive to the basic, traditional Judeo-Christian values.

14

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2009 FOR
CONTRACTS ISSUED BEFORE JUNE 1, 2009
Commodore Advantage® Contracts
Commodore Independence® Contracts
Commodore Spirit® Contracts
GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER
GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER
This supplemental prospectus provides information about the Guaranteed Lifetime Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit Rider (each, a “Rider” and together, the “Riders”). The Riders are available with the Commodore Advantage®, Commodore Independence® and Commodore Spirit® Contracts issued before June 1, 2009 (each, a “Contract” and together, the “Contracts”).
This Supplemental Prospectus applies to Contracts issued before June 1, 2009.
If your Contract effective date is before June 1, 2009, the Riders are included with your Contract and you should read this supplemental prospectus carefully and keep it for future reference. Your Contract effective date is set out on your Contract specifications page.
This Supplemental Prospectus does not apply to Contracts issued on or after June 1, 2009.
If your Contract effective date is on or after June 1, 2009, the Riders are not included with your Contract and this supplemental prospectus does not apply to your Contract. Your Contract effective date is set out on your Contract specifications page.
The Riders may not be available in all states. For additional information about the availability of the Riders, contact us at our Administrative Office, P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.
This supplemental prospectus supplements and should be read with the prospectus dated May 1, 2009, for your Contract. Unless otherwise indicated, terms used in this supplemental prospectus have the same meaning as in your Contract prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2009, contains more information about the Separate Account and the Contracts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract prospectuses and this supplemental prospectus. The table of contents for the SAI is located on the last page of each Contract prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for each Contract is set out below.

• Commodore Advantage® Contract	333-51971

• Commodore Independence® Contract	333-51955

• Commodore Spirit® Contract	333-19725
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUSES OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

No one is authorized to give any information or make any representation about the Riders other than those contained in this supplemental prospectus or our approved sales literature. You should rely only on Rider information contained in the applicable Rider, this supplemental prospectus, or our approved sales literature. The description of the Riders in this supplemental prospectus is subject to the specific terms of the Riders as they contain specific contractual provisions and conditions. If the terms of the Riders issued with your Contract differ from those in this supplemental prospectus, you should rely on the terms of the Riders issued with your Contract.
•	The Contracts may be sold by a bank or credit union, but they are not a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•	The Contracts are not FDIC or NCUSIF insured.

•	The Contracts involve investment risk and may lose value.

ii

SUPPLEMENT TO EXPENSE TABLES
The following information supplements the Separate Account Annual Expenses table in your Contract prospectus.

	Current	Maximum
Guaranteed Lifetime Withdrawal Benefit Rider Charge	0.55%	1.20%
Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation Charge	0.70%	1.20%
Guaranteed Minimum Withdrawal Benefit Rider Charge	0.40%	1.00%
Rider charges are assessed only if you activate the Rider. Rider charges are assessed against the Benefit Base Amount determined under the Rider. The Benefit Base Amount starts with the Account Value of the Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount. After a Rider is activated, withdrawals from the Contract other than to pay Rider charges or Rider Benefits will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. See the Guaranteed Living Withdrawal Benefit and Guaranteed Minimum Withdrawal Benefit sections of this prospectus.
Only one of these optional Riders may be activated and in effect at any point in time.
•	If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.

•	If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.
You cannot activate either of these Riders if in the future we are no longer issuing that Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.
If you activate one of these Riders, your investment options will be limited to certain designated Subaccounts.
Guaranteed withdrawal benefit rider charges are assessed only if you activate one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider.
The Benefit Base Amount starts with the Account Value of your Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.
After a Rider is activated, “excess withdrawals” from your Contract will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. “Excess withdrawals” can adversely affect the benefit provided by these Riders.
The current charges set out in the table are the Rider charges as of May 1, 2009. We may change the charge for your Rider at any time or times that:
•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount; or

•	you take an Excess Withdrawal.

1

SUPPLEMENT TO EXAMPLES FOR COMMODORE ADVANTAGE® CONTRACTS
The following information supplements the Examples section in the Commodore Advantage® Contract prospectus.
Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses before reimbursement (2.74%) or after reimbursement (1.60%) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1) If you surrender your Contract at the end of the period, your costs will be:

	1 year	3 years	5 years	10 years
Before reimbursement	$1,372	$2,490	$3,618	$6,993
After reimbursement	$1,260	$2,155	$3,060	$5,876
(2) If you annuitize your Contract at the end of the period or keep your Contract for the entire period, your costs will be:

	1 year	3 years	5 years	10 years
Before reimbursement	$572	$1,790	$3,118	$6,993
After reimbursement	$460	$1,455	$2,560	$5,876

2

SUPPLEMENT TO EXAMPLES FOR COMMODORE INDEPENDENCE® CONTRACTS
The following information supplements the Examples section in the Commodore Independence® Contract prospectus.
Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation Rider when you purchase your Contract and the maximum Rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $40 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses before reimbursement (2.74%) or after reimbursement (1.60%) are incurred.
If you surrender or annuitize your Contract at the end of the period or you keep your Contract and leave your money in your Contract for the entire period, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$582	$1,820	$3,167	$7,089
After reimbursement	$470	$1,485	$2,610	$5,978

3

SUPPLEMENT TO EXAMPLES FOR COMMODORE SPIRIT® CONTRACTS
The following information supplements the Examples section in the Commodore Spirit® Contract prospectus.
Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses before reimbursement (2.74%) or after reimbursement (1.60%) are incurred.

•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1) If you surrender your Contract at the end of the period, your costs would be:

	1 year	3 years	5 years	10 years
Before reimbursement	$1,272	$2,290	$3,418	$6,993
After reimbursement	$1,160	$1,955	$2,860	$5,876
(2) If you annuitize your Contract at the end of the period or keep your Contract for the entire period:, your cost would be

	1 year	3 years	5 years	10 years
Before reimbursement	$572	$1,790	$3,118	$6,993
After reimbursement	$460	$1,455	$2,560	$5,876

4

GUARANTEED LIFETIME WITHDRAWAL BENEFIT
Introduction
We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.

✓ Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

✓ Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

✓ Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

✓ Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

✓ Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

✓ Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

✓ Insured	The person whose lifetime is used to measure the Benefits under the Rider. The Insured is set out on the Rider specifications page. The Insured cannot be changed after the issue date of the Rider as shown on the Rider specifications page.

✓ Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

✓ Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

✓ Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.
Activation of the Rider
You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.
At the time of activation, you may elect to activate the Spousal Benefit.
Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.
You cannot activate the Rider
•	if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

•	if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

•	if the Guaranteed Minimum Withdrawal Benefit Rider is in effect;

•	an event has occurred that would terminate the Rider; or

•	if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

5

We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.
➢	The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at our Administrative Office, P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.
Some Factors to Consider Before You Activate the Rider
If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.
To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.
If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.
Certain qualified contracts may have restrictions that limit the benefit of the Rider.
Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:
•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.
Consult your tax advisor and registered representative or other financial professional before you activate the Rider.
Rider Charge
In exchange for the ability to receive Benefits for life, we will assess an annual charge not to exceed 1.20% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.55% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.
We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.
Designated Subaccounts
Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider.
➢	Please review the explanation of a Written Request in the Definitions section of this prospectus.

6

The Designated Subaccounts are listed below.
          Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
          Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
          Ibbotson Growth ETF Asset Allocation Portfolio-Class II
          Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II
We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.
➢	Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus.
The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.
Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.
Impact of the Rider on the Contract
Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.
Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.
Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.
Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.
Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.
Benefit Base Amount Before the Benefit Start Date
The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount.
On or before the Benefit Start Date, the Benefit Base Amount will equal the greater of your Rollup Base Amount or your Reset Base Amount, if any.
Rollup Base Amount
Your Rollup Base Amount starts with your Account Value as of the Rider Effective Date. To this we add the amount of any Purchase Payments made since the Rider Effective Date. At the end of each of the first five Rider Years, as long as you have not taken an Excess Withdrawal, we also add a simple interest credit. Each interest credit is calculated as 5% of the Account Value on the Rider Effective Date, plus Purchase Payments received since the Rider Effective Date, and minus the Fixed Account value, if any, at the end of the Rider Year. There is no compounding. The interest credit for a

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Purchase Payment received during the Rider Year will be prorated. No further interest credit will be made after there has been a withdrawal from the Contract after the Rider Effective Date other than to pay Rider charges. If an Excess Withdrawal is taken, the Rollup Base Amount will be reduced by the same percentage as the percentage reduction in your Account Value.
Reset Base Amount
The Reset Base Amount starts with the Account Value of the Contract on the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below. If an Excess Withdrawal is taken, the Reset Base Amount is reduced by the same percentage as the percentage reduction in your Account Value.
Examples of Benefit Base Amount Calculation
These examples are intended to help you understand how the Base Benefit Amount is calculated. They assume that:
•	you make the Purchase Payments shown,

•	gains, losses, and charges cause your Account Value to vary as shown,

•	you take no withdrawals except as shown, and

•	you elect to reset on each Rider Anniversary on which your Account Value has increased over the prior year.
The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value. To calculate the Benefit Base Amount in the example, compare the Reset Base Amount (column 4) and the Rollup Base Amount (column 6) on each Rider Anniversary. The Benefit Base Amount is the greater of these two amounts.
An outstanding loan balance affects the amount of certain Rider benefits.
Example 1

	Assume:		Then:
	Purchase		Reset	Rollup	Rollup	Benefit
Rider	Payment or	Account	Base	Interest	Base	Base
Anniversary	Withdrawal	Value	Amount	Credits	Amount	Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2	50,000	159,000	159,000	5,000	160,000	160,000
3		168,000	168,000	7,500	167,500	168,000
4		180,000	180,000	7,500	175,000	180,000
5		175,000	180,000	7,500	182,500	182,500
6		181,000	181,000		182,500	182,500
7		186,000	186,000		182,500	186,000
8		184,000	186,000		182,500	186,000
9		190,000	190,000		182,500	190,000
Example 2

	Assume:		Then:
	Purchase		Reset	Rollup	Rollup	Benefit
Rider	Payment or	Account	Base	Interest	Base	Base
Anniversary	Withdrawal	Value	Amount	Credits	Amount	Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2		109,000	108,000	5,000	110,000	110,000
3	-23,000	92,000	86,400		88,000	88,000
4		98,400	98,400		88,000	98,400
5		95,733	98,400		88,000	98,400
6		97,333	98,400		88,000	98,400
7		100,000	100,000		88,000	100,000
8		98,933	100,000		88,000	100,000
9		100,533	100,533		88,000	100,533

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The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of any particular Subaccounts or Fixed Account options.
When a reset is elected, the Reset Base Amount prevents the Benefit Base Amount from falling when the Account Value falls due to investment losses. In these examples, on the 8th Rider Anniversary, the Reset Base Amount prevents a drop in the Benefit Base Amount even though the Account Value has fallen. It also prevents a drop in the Benefit Base Amount on the 5th Rider Anniversary but, in the first example, the Rollup Base Amount gave an even better result.
The Rollup Base Amount ensures that the Benefit Base Amount will grow by a minimum factor over the first five years. In the first example, on the 2nd, 5th, and 6th Rider Anniversaries, the Rollup Base Amount has grown by more than the cumulative growth in the Account Value and results in a Benefit Base Amount that is greater than the Account Value. In the second example, the Rollup Base Amount was beneficial on the 2nd Rider Anniversary, but Rollup Amounts stopped because of the withdrawal on the 3rd Rider Anniversary.
See the paragraphs labeled Rollup Base Amount and Reset Base Amount for a description of the manner in which we determine these amounts.
Lifetime Withdrawals
Anytime after the Rider Effective Date, you may begin taking the lifetime withdrawal Benefit if the Insured is at least 55 years old.
On the Benefit Start Date, the Benefit Base Amount is set and will not change unless you take an Excess Withdrawal. Unless a Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured (who is typically you) on the Benefit Start Date as set out below.

Age of Insured on Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%
On the Benefit Start Date and each anniversary of the Benefit Start Date, the Benefit Base Amount will be multiplied by the Benefit Percentage to determine the Benefit amount for the following Benefit Year. Generally, the Benefit amount is the maximum amount that can be withdrawn from the Contract before the next anniversary of the Benefit Start Date without reducing the Benefit Base Amount. The ability to take a withdrawal Benefit will continue until the earlier of your death, annuitization, or any other event that terminates the Rider.
All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1/2, may be subject to a 10% federal penalty tax.
At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.
Although lifetime withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make lifetime withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.
Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. Excess Withdrawals taken after the Benefit Start Date will cause an adjustment in the Benefit Base Amount. The Benefit Base

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Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.
Example of Impact of Excess Withdrawal on Benefits
This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.
Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year. Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit Year. Then, when your Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage
	$108,750	Account Value immediately before the Excess Withdrawal		Reduction

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional
Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460
Impact of Rider Benefit Payments and Charges
Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:
•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.
Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess

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Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.
Reset Opportunities
On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. If you elect to reset the Reset Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.
Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Benefit Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Benefit Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.
At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.
If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.
Spousal Benefit

✓ Spousal Benefit	A Benefit available after the death of the Insured for the remaining life of the Spouse.

✓ Spouse	The person who is the spouse (or your civil union partner in applicable states) of the Insured as of the Rider Effective Date.
A spouse (or your civil union partner in applicable states) will cease to be considered the Spouse if the marriage of the Insured and Spouse is terminated by divorce, dissolution, annulment, or for other cause apart from the death of the Insured.

A new Spouse cannot be substituted after the Rider Effective Date.
For an additional annual charge, you can elect, at the time that you activate the Rider, to add a Spousal Benefit if the Insured is married on that date.
The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his/her lifetime, a withdrawal Benefit provided the following 4 conditions are satisfied:
•	you added the Spousal Benefit at the time that you activated the Rider;

•	the Spouse as of the Rider Effective Date remains the Spouse of the Insured through the death of the Insured;

•	no Death Benefit becomes payable under the Contract; and

•	the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract.
The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first.
If the Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured or the age of the Spouse, whichever is less, on the Benefit Start Date as set out below.

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Age of Younger of Insured or Spouse on
Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%
Currently, the additional annual charge for the Spousal Benefit is 0.15% of the Benefit Base Amount. After the Rider including the Spousal Benefit is activated, the annual Rider charge rate will never exceed 1.20% of the Benefit Base Amount.
If during the life of the Insured the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. We will stop the associated Rider charge when we receive evidence of the termination of the marriage that is satisfactory to us. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.
Impact on Outstanding Loans
As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.
From time to time after activation and before the Benefit Start Date	We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan. You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under the Rider will terminate.
On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.
After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.
Termination of the Rider
All rights under the Rider will terminate at the time indicated if any of the following events occurs:
•	upon your Written Request to decline or terminate the Rider;

•	at any time that the Insured transfers or assigns an ownership interest in the Contract;

•	if you or a joint owner of the Contract is not a human being, at any time that the Insured is no longer named as an Annuitant under the Contract;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.
Declining the Rider
You may decline the Rider at any time by Written Request.

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GUARANTEED MINIMUM WITHDRAWAL BENEFIT
Introduction
We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “Rider”) to this Contract. If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

✓ Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

✓ Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

✓ Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

✓ Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

✓ Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date, or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

✓ Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

✓ Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

✓ Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

✓ Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.
Activation of the Rider
You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider.
At the time of activation, you may elect to activate the Spousal Benefit.
Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.
You cannot activate the Rider
•	if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

•	if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

•	if the Guaranteed Minimum Withdrawal Benefit Rider is in effect;

•	an event has occurred that would terminate the Rider; or

•	if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.
We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

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➢	The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at our Administrative Office, P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.
Some Factors to Consider Before You Activate the Rider
If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.
To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.
If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.
Certain qualified contracts may have restrictions that limit the benefit of the Rider.
Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:
•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.
Consult your tax advisor and registered representative or other financial professional before you activate the Rider.
Rider Charge
In exchange for the ability to receive minimum withdrawal Benefits, we will assess an annual charge not to exceed 1% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.40% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.
We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.
Designated Subaccounts
Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider.
➢	Please review the explanation of a Written Request in the Definitions section of this prospectus.

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The Designated Subaccounts are listed below.
          Ibbotson Balanced ETF Asset Allocation Portfolio-Class II
          Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
          Ibbotson Growth ETF Asset Allocation Portfolio-Class II
          Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II
We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts.
➢	Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus.
The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.
Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.
Impact of the Rider on the Contract
Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per Contract Year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.
Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.
Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.
Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.
Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.
Benefit Base Amount
The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount. The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.
Unless you elect to reset, the Base Benefit Amount is equal to the Account Value on the Rider Effective Date, less adjustments for any Excess Withdrawals since the Rider Effective Date. On or after the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below, the Benefit Base Amount will be equal to your Account Value as of that Rider Anniversary, less adjustments for any Excess Withdrawals since that Rider Anniversary.

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If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic rests, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.
No reset may be elected after the Benefit Start Date. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal.
An outstanding loan balance affects the amount of certain Rider benefits.
Minimum Withdrawals
Anytime after the Rider Effective Date, you may begin taking the minimum withdrawal Benefit.
The Benefit amount that may be withdrawn during each Benefit Year is equal to 5% of the current Benefit Base Amount.
Although withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. They also reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.
All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1/2, may be subject to a 10% federal penalty tax.
At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.
Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.
Duration of Benefits
Your right to take a withdrawal Benefit will continue until the total Benefit payments equal the current Benefit Base Amount. This is not a fixed period. The right to take a withdrawal Benefit will end before the total Benefit payments equal the current Benefit Base Amount if you annuitize the Contract, a death benefit becomes payable under the Contract, or any other event occurs that terminates the Rider.
Your right to take a withdrawal Benefit will last for 20 years if all of the following conditions are met: (1) each year you take a withdrawal Benefit exactly equal to 5% of the Benefit Base Amount, (2) you do not take a withdrawal Benefit of more than 5% of the Benefit Base Amount because of a required minimum distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the Rider does not terminate. If in any year you take a withdrawal Benefit of less than 5% of the Benefit Base Amount, your right to take a withdrawal Benefit may last for more than 20 years. If you take a withdrawal Benefit of more then 5% of the Benefit Base Amount because of a required minimum distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take a withdrawal Benefit may last for fewer than 20 years.

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Example of Impact of Excess Withdrawal on Benefits
This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.
Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year.
Now assume that, in the first and second Benefit Years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 —	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage
	$108,750	Account Value immediately before the Excess Withdrawal		Reduction

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit Years	– 18,750

Benefits remaining	$90,445
An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.
Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.
Impact of Rider Benefit Payments and Charges
Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

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•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.
Reset Opportunities
On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Benefit Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. If you elect to reset the Benefit Base Amount and the then current charge for new issues of this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.
Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Benefit Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Benefit Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.
At any time before the Benefit Start Date, you may choose to automatically reset the Benefit Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.
Impact on Outstanding Loans
As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.
From time to time after activation and before the Benefit Start Date	We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan. You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under this Rider will terminate.
On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.
After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.
Termination of the Rider
All rights under the Rider will terminate at the time indicated if any of the following events occurs:
•	upon your Written Request to decline or terminate the Rider;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•	upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

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•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.
Declining the Rider
You may decline the Rider at any time by Written Request.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT B
INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES
The Commodore Spirit®
The Commodore Advantage®
The Commodore Independence®
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2009
This Statement of Additional Information supplements the current prospectuses for the variable annuity contracts listed above (each, a “Contract” and collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account B (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.
A copy of a Contract prospectus dated May 1, 2009, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.gafri.com to request a copy.
We filed a separate Registration Statement with the SEC under the Securities Act of 1933 for each Contract. This Statement of Additional Information was filed as a part of the each Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement for each Contract contains further information relating to the Company and the Contract. The Registration Statements and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The registration number for each Contract is shown below.

• The Commodore Spirit® Contract	File No. 333-19725
• The Commodore Advantage® Contract	File No. 333-51971
• The Commodore Independence® Contract	File No. 333-51955
Statements in this Statement of Additional Information discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the applicable Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the applicable Registration Statement.

1

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY
General Information and History
Annuity Investors Life Insurance® Company (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.
We are a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc. GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
State Regulations
We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.
SERVICES
Safekeeping of Separate Account Assets
We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.
Records and Reports
We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.
Experts
The financial statements of the Separate Account at December 31, 2008 and for each of the two years in the period then ended, and of the Company at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.
DISTRIBUTION OF THE CONTRACTS
The offering of the Contracts is expected to be continuous. Although we do not anticipate discontinuing the offering of these Contracts, we reserve the right to discontinue offering any Contract.

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The approximate commissions received and retained by Great American Advisors®, Inc.(“GAA”) for sale of the Contracts for each of the last three fiscal years are as follows:

	Year Ended
Contract and	12/31/2008		12/31/2007		12/31/2006
Registration No.	Received	Retained	Received	Retained	Received	Retained
The Commodore Spirit® 333-19725	$983,314	$288,830	$1,198,310	$410,568	$1,239,544	$394,356
The Commodore Advantage® 333-51971	$430,957	$113,679	$313,977	$107,024	$366,403	$96,894
The Commodore Independence® 333-51955	$160,890	$148,784	$119,328	$103,225	$151,900	$132,587
PERFORMANCE INFORMATION
We may from time to time disclose performance information for the Subaccounts for various periods of time. Performance information may include:
•	Standardized total return (average annual total return)

•	Adjusted historical total return

•	Non-standardized total return

•	Standardized yield (for Money Market Subaccounts)
Standardized Total Return—Average Annual Total Return
The standardized total return for a Subaccount represents the average annual total return of the Subaccount over a particular period of time based on a formula adopted by the SEC. We compute the standardized average annual total return by finding the average annual compounded rates of return over one-, five-, and ten-year periods (or for such period of time as the Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:
P (1+T) n = ERV
Where:

P	=	a hypothetical initial payment of $1,000
T	=	average annual total return
N	=	number of years
ERV	=	ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
The ERV for total return reflects the deduction of all recurring fees, such as contract maintenance fees, early withdrawal charges, administration charges, and mortality and expense risk charges.
Adjusted Historical Total Return
Adjusted historical total return represents total return for periods prior to the date that a Subaccount commenced operations. We calculate adjusted historical total return using the same formula that we use to compute standardized total return, except that we use the inception date of the corresponding Portfolio rather than the inception date of the Subaccount. In computing adjusted historical total return, we use the historical performance of the corresponding Portfolio and adjust it to reflect the current level of charges that apply to the Subaccount for the particular Contract.

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Non-Standardized Total Return—Cumulative Total Return
Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return is calculated using the following formula:
CTR = (ERV/P) - 1
Where:

CTR	=	the cumulative total return net of Subaccount recurring charges, other than the contract maintenance fee, for the period
ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
P	=	a hypothetical initial payment of $1,000
In computing cumulative total return, we assume an early withdrawal charge of 0%, and no contract maintenance fee. The early withdrawal charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the early withdrawal charge and contract maintenance fee would decrease the return shown.
Standardized Yield for the Money Market Subaccounts
Current Annualized Yield
Each of the Contracts allows for amounts to be allocated to the following Money Market Subaccounts and their corresponding Money Market Portfolios: BlackRock Money Market V.I. Fund and Dreyfus V.I.F. Money Market Portfolio.
In accordance with SEC rules, we compute the Money Market Subaccount’s current annualized yield for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities.
The current annualized yield is calculated according to the following formula:
YIELD = (BASE PERIOD RETURN/7)*365
Where:

BASE PERIOD RETURN =	The percentage (or net) change in the Accumulation Unit Value for the Money Market Subaccount (“AUV”) over a 7-day period determined as follows:
AUV at end of 7-day period – AUV at beginning of 7-day period

AUV at beginning of 7-day period
Because the Net Asset Value of a Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for a Money Market Subaccount (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less charges deducted from the Subaccount over the 7-day period. Because of the deductions for charges, the yield for a Money Market Subaccount of the Separate Account will be lower than the yield for its corresponding Money Market Portfolio or any comparable substitute-funding vehicle.
Effective Yield
SEC rules also permit us to disclose the effective yield of a Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] - 1

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Additional Information about Yields
The yield on amounts held in a Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. A Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the corresponding Money Market Portfolio or substitute funding vehicle, and operating expenses.
In addition, the yield figures do not reflect the effect of any taxes, the early withdrawal charge, or the contract maintenance fee that may be applicable on surrender of a Contract.
How to Obtain Current Yield Information
You may obtain current 7-day yield information for a Money Market Subaccount by calling our Administrative Office toll free at 1-800-789-6771.
BENEFIT UNIT TRANSFER FORMULAS
Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

BU1 (trans).	The number of Benefit Units to be transferred from a given Subaccount
UNIT1 - BU1 (trans)	The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)
BU2 (trans) BU2 (trans) = BU1 (trans) * BUV1/BUV2	The number of Benefit Units transferred to the new Subaccount
UNIT2 + BU2 (trans)	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)
Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.
     Where:
•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

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FEDERAL TAX MATTERS
The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an independent attorney or tax advisor.
Taxation of Separate Account Income
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.
Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.
In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:
[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. Holder may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.
The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.
Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate

7

Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.
The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more Subaccount options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.
Tax Deferral on Non-tax qualified Contracts
Section 817(h) of the Code requires that with respect to Contracts that are not under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not under a tax-qualified retirement plan.
FINANCIAL STATEMENTS
The audited financial statements of the Separate Account at December 31, 2008 and for the years ended December 31, 2008 and 2007, and the Company’s audited financial statements at December 31, 2008 and 2007, and for each of the three years in the period ended December 31, 2008, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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Annuity Investors Life Insurance Company
Financial Statements
Years ended December 31, 2008, 2007 and 2006
with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY
Financial Statements
Years ended December 31, 2008, 2007 and 2006

Report of Independent Registered Public Accounting Firm
Board of Directors
Annuity Investors Life Insurance Company
We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., as of December 31, 2008 and 2007, and the related statements of earnings, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Cincinnati, Ohio
April 10, 2009

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY
BALANCE SHEET
(Dollars in thousands)

	December 31
	2008	2007
ASSETS
Invested assets:
Fixed maturities:
Available for sale — at fair value (amortized cost — $1,158,709 and $927,157)	$997,579	$921,706
Equity securities — at fair value
Common stocks (cost — $3,501 and $18,697)	2,304	14,563
Perpetual preferred stocks (cost — $3,000 and $0)	2,467	—
Policy loans	50,654	38,688
Cash and cash equivalents	85,407	49,794

Total cash and investments	1,138,411	1,024,751

Accrued investment income	12,778	11,855
Unamortized insurance acquisition costs, net	252,027	158,224
Receivables from affiliates	350	283
Deferred tax on unrealized losses	30,986	2,449
Other assets	4,651	6,269
Variable annuity assets (separate accounts)	415,896	692,493

Total assets	$1,855,099	$1,896,324

LIABILITIES
Annuity benefits accumulated	$1,308,588	$1,033,629
Current and deferred federal income tax payable	23,059	31,107
Accounts payable, accrued expenses, and other liabilities	10,019	11,768
Variable annuity liabilities (separate accounts)	415,896	692,493

Total liabilities	1,757,562	1,768,997

STOCKHOLDER’S EQUITY
Common stock, par value — $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	141,909	105,550
Retained earnings	10,676	23,827
Accumulated other comprehensive loss, net of tax	(57,548)	(4,550)

Total stockholder’s equity	97,537	127,327

Total liabilities and stockholder’s equity	$1,855,099	$1,896,324

See accompanying notes to financial statements.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF EARNINGS
(In thousands)

	Year Ended December 31
	2008	2007	2006
Revenues:
Net investment income	$69,072	$54,239	$45,067
Realized losses on securities	(22,808)	(1,373)	(1,068)
Annuity policy charges	13,682	15,254	14,175
Other income	1,074	1,435	1,376

Total revenues	61,020	69,555	59,550

Costs and expenses:
Annuity benefits	41,587	29,668	26,803
Insurance acquisition expenses, net	28,790	17,446	13,708
Other expenses	13,298	10,527	8,746

Total costs and expenses	83,675	57,641	49,257

(Loss) earnings before income taxes	(22,655)	11,914	10,293
Provision for income tax (benefit) expense	(9,504)	2,602	2,791

Net (loss) earnings	$(13,151)	$9,312	$7,502

See accompanying notes to financial statements.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN STOCKHOLDER’S EQUITY
(In thousands)

	Year Ended December 31
	2008	2007	2006
Common Stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Capital Surplus:
Balance at beginning of year	$105,550	$100,550	$100,550
Capital contribution from parent — cash	32,000	—	—
Capital contribution from parent — non-cash	4,359	5,000	—

Balance at end of year	$141,909	$105,550	$100,550

Retained Earnings:
Balance at beginning of year	$23,827	$14,515	$7,013
Net (loss) earnings	(13,151)	9,312	7,502

Balance at end of year	$10,676	$23,827	$14,515

Accumulated other comprehensive (loss) income, net:
Balance at beginning of year	$(4,550)	$(968)	$1,199
Change in net unrealized losses on securities, net of tax	(52,998)	(3,582)	(2,167)

Balance at end of year	$(57,548)	$(4,550)	$(968)

Comprehensive (Loss) Income:
Net (loss) earnings	$(13,151)	$9,312	$7,502
Change in net unrealized losses during the year	(52,998)	(3,582)	(2,167)

Comprehensive (loss) income	$(66,149)	$5,730	$5,335

See accompanying notes to financial statements.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENT OF CASH FLOWS
(In thousands)

	Year Ended December 31
	2008	2007	2006
Cash flows from operating activities:
Net (loss) earnings	$(13,151)	$9,312	$7,502
Adjustments:
Benefits to annuity policyholders	41,587	29,668	26,803
Amortization of insurance acquisition costs	26,406	15,027	11,790
Depreciation and amortization	(3,519)	95	(470)
Realized losses on investments, net	22,808	1,373	1,068
Increase in insurance acquisition costs	(33,853)	(32,858)	(26,750)
Increase in accrued investment income	(923)	(1,317)	(1,599)
(Decrease) increase in payable to affiliates, net	(3,690)	2,813	24,741
(Decrease) increase in other liabilities	(1,565)	2,164	5,833
Increase in other assets	(5,948)	(1,230)	(1,136)
Other, net	1	(132)	(106)

Net cash provided by operating activities	28,153	24,915	47,676

Cash flows from investing activities:
Purchases of investments in:
Fixed maturities	(468,572)	(291,763)	(196,365)
Equity securities	(5,058)	(9,701)	(9,496)
Maturities and redemptions of fixed maturity investments Sales of:	70,318	46,713	34,215
Fixed maturity investments	148,563	78,122	96,940
Equity securities	7,705	595	—
Increase in policy loans, net	(11,966)	(9,903)	(8,522)

Net cash used in investing activities	(259,010)	(185,937)	(83,228)

Cash flows from financing activities:
Annuity receipts, net of separate account activity	418,334	319,271	277,237
Annuity surrenders, benefits, and withdrawals, net of separate account activity	(229,732)	(253,400)	(199,179)
Net transfers from variable annuity assets	45,868	59,629	25,764
Capital contribution from parent	32,000	5,000	—

Net cash provided by financing activities	266,470	130,500	103,822

Net increase (decrease) in cash and cash equivalents	35,613	(30,522)	68,270
Beginning cash and cash equivalents	49,794	80,316	12,046

Ending cash and cash equivalents	$85,407	$49,794	$80,316

See accompanying notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
A. DESCRIPTION OF THE COMPANY
Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the state of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”).
AILIC’s products include variable, fixed and fixed indexed annuities. The products are marketed to educational institutions, hospitals, and other qualified and non-qualified markets, through independent agents, payroll deduction plans and financial institutions.
B. SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION
The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior years to conform to the current year’s presentation.
FAIR VALUE MEASUREMENTS
Effective January 1, 2008, AILIC adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standard establishes a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect AILIC’s assumptions about the assumptions market participants would use in pricing the asset or liability. In 2008, the FASB delayed the effective date of SFAS 157 for all nonrecurring fair value measurements of nonfinancial assets and liabilities until fiscal years beginning after November 15, 2008. Adoption of SFAS 157 did not have a significant impact on AILIC’s financial condition or results of operations.
INVESTMENTS
Fixed maturity securities and equity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in a separate component of stockholder’s equity. Premiums and discounts on fixed maturity securities are amortized using the interest method; mortgage-backed securities are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. Cash equivalents are carried at cost; policy loans are carried at the aggregate unpaid balance.
Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other than temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses)) and the cost basis of that investment is reduced.
DERIVATIVES
Derivatives included in AILIC’s balance sheet are recorded at fair value and consist primarily of (i) the equity-based component of certain indexed-annuity products, (included in annuity benefits accumulated), and (ii) related call options (included in other assets) designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those indexed-annuity products. Changes in the fair value of derivatives are included in current earnings.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INSURANCE ACQUISITION COSTS AND EXPENSES
Unamortized insurance acquisition costs consist primarily of deferred policy acquisition costs (“DPAC”). Insurance acquisition expenses in the statement of earnings primarily reflect the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in “Other Expenses.”
DPAC (principally commissions, advertising, policy issuance and sales expenses that vary with and are primarily related to the production of new business) are deferred to the extent that such costs are deemed recoverable. Unamortized insurance acquisition costs also include capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.
DPAC related to annuity products is deferred to the extent deemed recoverable and is amortized, with interest, in relation to the present value of expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margins (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other variable annuity policy charges, less death and annuitization benefits in excess of account balances and estimated future policy administration expenses.
To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses). DPAC related to annuities is also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in unrealized gains (losses) on marketable securities, a component of “Accumulated other comprehensive loss, net of tax” in the stockholder’s equity section of the Balance Sheet.
ANNUITY BENEFITS ACCUMULATED
Annuity receipts and benefit payments are recorded as increases or decreases in “annuity benefits accumulated” rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges.
Reserves for single-tier fixed annuities are generally recorded at the stated annuitization value. Reserves for indexed annuities are recorded at a value reflecting the fixed guarantees in the product plus the fair value of the equity participation in the contract.
VARIABLE ANNUITY ASSETS AND LIABILITIES (SEPARATE ACCOUNTS)
Separate account assets related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.
AILIC’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
B. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
INCOME TAXES
The Company has an intercompany tax allocation agreement with AFG and its includable subsidiaries. Pursuant to the agreement, the Company’s tax expense is determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.
Deferred taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax basis and are measured using enacted tax rates. Deferred tax assets are recognized if it is more likely than not that a benefit will be realized.
AILIC implemented FASB Implementation No. 48, “Accounting for Uncertainty in Income Taxes (an interpretation of FASB Statement No. 109)” (“FIN 48”) on January 1, 2007. FIN 48 sets forth criteria for recognition and measurement of tax positions taken or expected to be taken in a tax return. FIN 48 requires that companies recognize the impact of a tax position if that position is more likely than not of being sustained on audit, based on the technical merits of the position. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods and disclosure.
BENEFIT PLANS
Prior to July 1, 2006, GAFRI maintained a defined contribution plan that combined a retirement plan and 401(k) plan. Effective that date, the Company’s plan was merged with a similar plan sponsored by AFG. As a result, GAFRI employees who meet the eligibility requirements participate in that plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared.
GAFRI and certain of its subsidiaries provide health care benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period the employees earn such benefits.
STATEMENT OF CASH FLOWS
For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include obtaining resources from contract owners and providing them with a return on their investments. Annuity receipts, benefits and withdrawals are also reflected as financing activities. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. FAIR VALUE MEASUREMENTS
The framework established by SFAS 157 for measuring fair value is based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:
Level 1 — Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.)
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.
Level 3 — Valuations derived from valuation techniques in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.
AILIC’s Level 1 financial instruments consist primarily of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available. AILIC’s level 2 financial instruments include separate account assets, corporate and municipal fixed maturity securities and mortgage-backed securities priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2. AILIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, readily available market information. AILIC’s management is responsible for the valuation process and uses data from outside sources in establishing fair value. This data is reviewed by internal investment professionals who determine appropriate fair value measurements.
Amounts reported as fair value of embedded derivatives are estimated by projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and discounting the excess of the projected contract value amounts. The fair value of the embedded derivatives is adjusted for the non performance risk of the Company.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. FAIR VALUE MEASUREMENTS (CONTINUED)
Assets and liabilities measured at fair value on December 31, 2008, are summarized below (in thousands):

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities:
Available for Sale	$17,720	$941,196	$38,663	$997,579
Equity securities:
Common stocks	2,304	—	—	2,304
Perpetual preferred stocks	2,467	—	—	2,467
Separate account assets (a)	—	415,896	—	415,896
Other assets (purchase call options)	—	1,943	—	1,943

Total assets accounted for at fair value	$22,491	$1,359,035	$38,663	$1,420,189

Liabilities:
Derivatives embedded in annuity benefits accumulated	$—	$—	$16,122	$16,122

	$—	$—	$16,122	$16,122

(a)	Separate account liabilities equal the fair value for separate account assets.
Approximately 3% of the total assets measured at fair value were Level 3 assets. Approximately 53% of these assets were mortgage-backed securities whose fair value were determined primarily using non-binding broker quotes; the balance was primarily private placement debt whose fair values were determined internally using significant unobservable inputs, including the evaluation of underlying collateral and issuer creditworthiness, as well as certain Level 2 inputs such as comparable yields and multiples on similar publicly traded issues.
Changes in balances of Level 3 financial assets and liabilities during 2008 are presented below (in thousands). Transfers into (out of) Level 3 are due to a change in the availability of market observable inputs for individual securities and are reflected in the table at the fair value as of the date of transfer.

	Fixed Maturities	Embedded
	Available for Sale	Derivatives

Balance at January 1, 2008	$5,064	$12,959
Total realized/unrealized gains (losses):
Included in net income (loss)	(417)	(4,722)
Included in other comprehensive loss	(7,265)	—
Purchases, sales, issuances and settlements	35,817	7,885
Transfers into Level 3	5,464	—

Balance at December 31, 2008	$38,663	$16,122

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
C. FAIR VALUE MEASUREMENTS (CONTINUED)
The following table presents the carrying values and estimated fair values of the Company’s financial instruments December 31 (in thousands):

	2008		2007
	Carrying	Estimated	Carrying	Estimated
	Value	Fair Value	Value	Fair Value
Assets
Fixed maturity investments	$997,579	$997,579	$921,706	$921,706
Equity securities	4,771	4,771	14,563	14,563
Policy loans	50,654	50,654	38,688	38,688
Cash and cash equivalents	85,407	85,407	49,794	49,794
Variable annuity assets (separate accounts)	415,896	415,896	692,493	692,493

Liabilities
Annuity benefits accumulated	$1,308,588	$1,154,502	$1,033,629	$971,072
Variable annuity liabilities (separate accounts)	415,896	415,896	692,493	692,493
The carrying value of cash and cash equivalents approximates fair value. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. Separate account assets are stated at the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. For 2007, the fair value of the liability for annuities in the payout phase is assumed to be the present value of the anticipated cash flows, discounted at current interest rates and the fair value of annuities in the accumulation phase was assumed to be the policyholders’ cash surrender amount. For 2008, pursuant to SFAS No. 157, the fair value of all annuity benefits accumulated was estimated based on expected cash flows discounted using forward interest rates adjusted for the Company’s credit risk and includes the impact of maintenance expenses and capital costs.

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS
Fixed maturities and equity securities at December 31 consisted of the following (in thousands):

	2008
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains		Losses

U.S. Government and government agencies and authorities	$23,167	$24,506		$1,617	$(278)
Public utilities	87,298	85,441		1,532	(3,389)
Mortgage-backed securities	511,911	398,780		129	(113,260)
All other corporate	536,333	488,852		4,955	(52,436)

	$1,158,709	$997,579		$8,233	$(169,363)

Common stocks	$3,501	$2,304	$		$(1,197)

Perpetual preferred stock	$3,000	$2,467		$—	$(533)

	2007
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses

U.S. Government and government agencies and authorities	$30,408	$31,068	$940	$(280)
Public utilities	67,695	68,519	1,317	(493)
Mortgage-backed securities	360,729	356,719	2,110	(6,120)
All other corporate	468,325	465,400	6,160	(9,085)

	$927,157	$921,706	$10,527	$(15,978)

Common stocks	$18,697	$14,563	$—	$(4,134)

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS (CONTINUED)
The following table shows gross unrealized losses (in thousands) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2008 and 2007.

	2008
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value

U.S. Government and government agencies and authorities	$278	$5,849	$—	$—
Public utilities	2,086	28,676	1,303	14,323
Mortgage-backed securities	64,864	250,438	48,396	132,160
All other corporate	18,789	197,220	33,647	176,426

Total fixed maturity investments	$86,017	$482,183	$83,346	$322,909

Common stocks	$—	$—	$1,197	$1,904

Perpetual preferred stock	$533	$2,467	$—	$—

	2007
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value

U.S. Government and government agencies and authorities	$278	$2,853	$2	$2,999
Public utilities	210	7,974	283	12,054
Mortgage-backed securities	1,567	65,812	4,553	172,871
All other corporate	4,549	85,226	4,536	142,746

Total fixed maturity investments	$6,604	$161,865	$9,374	$330,670

Common stocks	$4,134	$14,563	$—	$—

The gross unrealized losses on AILIC’s fixed maturity investments increased during 2008 due primarily to the widespread deteriorating economic conditions resulting in wider spreads on certain of AILIC’s fixed income securities. At December 31, 2008, the gross unrealized losses on fixed maturities relate to approximately 457 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 92% of the total unrealized losses and 96% of the fair value. Of the mortgage-backed securities, 80% of the unrealized losses relate to AAA or AA rated securities. Management believes that AILIC will recover its cost basis in the securities having unrealized losses at December 31, 2008 and that AILIC has the ability and intent to hold such securities until they recover in value or mature.
AILIC’s $398.8 million investment in mortgage-backed securities (“MBSs”) represented approximately 40% of its fixed maturities at December 31, 2008. MBSs are subject to significant prepayment risk due to the fact that, in periods of declining interest rates, mortgages may be repaid more rapidly than scheduled as borrowers refinance higher rate mortgages to take advantage of lower rates. At December 31, 2008, approximately 84% of AILIC’s MBSs were rated “AAA” or “AA.” At December 31, 2008, AILIC owned $26.5 million (representing 3% of AILIC’s total fixed maturity portfolio) of MBSs in which the underlying collateral is subprime mortgages. At that date, the net unrealized loss on these securities was approximately $7.5 million. The securities are collateralized by substantially all fixed rate mortgages and have an overall average life of 4.20 years. At December 31, 2008,

13

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS (CONTINUED)
AILIC owned approximately $73.0 million in Alt-A securities (risk profile between prime and subprime) with an average life of approximately 5.52 years, the vast majority of which are backed by fixed rate mortgages. The unrealized loss on Alt-A securities was $30.5 million at December 31, 2008.
The table below sets forth the scheduled maturities of AILIC’s fixed maturities based on fair value as of December 31, 2008 (in thousands). Asset-backed securities and other securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers. Mortgage-backed securities had an average life of approximately 5.63 years at December 31, 2008.

	Amortized	Fair	Fair
	Cost	Value	Value %

Maturity
One year or less	$—	$—	—%
After one year through five years	74,282	72,578	7
After five years through ten years	454,724	418,916	42
After ten years	117,792	107,305	11

Subtotal	$646,798	$598,799	60

Mortgage-backed securities	511,911	398,780	40

Total bonds by maturity	$1,158,709	$997,579	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.
Proceeds from sales of fixed maturity investments were $148.6 million in 2008, $78.1 million in 2007, and $96.9 million in 2006.
At December 31, 2008, U.S. Treasury Notes with a carrying value of $8.0 million were on deposit as required by the insurance departments of various states.
For the years ended December 31, 2008, 2007 and 2006, respectively, AILIC has recorded charges (included in realized losses on securities) of $21.3 million, $1.8 million and $0.3 million for other than temporary impairments of fixed maturity and equity securities. Gross gains and losses (excluding impairment writedowns and changes in fair value of derivatives) on available for sale fixed maturity investment transactions included in the Statement of Cash Flows consisted of the following (in millions):

	2008	2007	2006
Gross Gains	$2.5	$1.1	$0.4
Gross Losses	(10.5)	(1.8)	(1.8)

14

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
D. INVESTMENTS (CONTINUED)
Net investment income by investment type consisted of the following (in thousands):

	2008	2007	2006
Fixed maturities	$65,002	$50,395	$42,031
Equity securities	301	73	—
Short-term investments	806	1,405	1,991
Cash on hand and on deposit	70	209	110
Policy loans	3,077	2,309	1,630
Other	321	366	411

Gross investment income	69,577	54,757	46,173
Investment expenses	(505)	(518)	(1,106)

Net investment income	$69,072	$54,239	$45,067

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $0.4 million in 2008, $0.5 million in 2007, and $1.1 million in 2006.
In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs related to annuities and certain other balance sheet amounts be adjusted to the extent that unrealized gains and losses from securities would result in adjustments to those balances had the unrealized gains or losses actually been realized. The following table (in thousands) shows the components of the net unrealized loss on securities that is included in Accumulated Other Comprehensive (Loss) Income in AILIC’s balance sheet.

	2008
	Pre-tax	Deferred Tax	Net
Unrealized loss on:
Fixed maturities — available for sale	$(161,130)	$56,396	$(104,734)
Equity securities	(1,730)	605	(1,125)
Deferred policy acquisition costs	73,688	(25,791)	47,897
Annuity benefits accumulated	638	(224)	414

	$(88,534)	$30,986	$(57,548)

	2007
	Pre-tax	Deferred Tax	Net
Unrealized loss on:
Fixed maturities — available for sale	$(5,451)	$1,907	$(3,544)
Equity securities	(4,134)	1,447	(2,687)
Deferred policy acquisition costs	2,587	(906)	1,681

	$(6,998)	$2,448	$(4,550)

15

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
E. UNAMORTIZED INSURANCE ACQUISITION COSTS
Unamortized insurance acquisition costs consisted of the following at December 31 (in thousands):

	2008	2007
Deferred policy acquisition costs (“DPAC”)	$162,063	$146,640
Policyholder sales inducements	16,276	8,997
Unrealized DPAC adjustment	73,688	2,587

Unamortized insurance costs, net	$252,027	$158,224

The unrealized DPAC adjustment reflects the change in DPAC assuming the unrealized losses on securities had actually been realized (see Note B to the Financial Statements).
During 2008, 2007 and 2006, the Company capitalized $8.1 million, $5.6 million and $3.2 million relating to sales inducements offered to annuity policyholders.
F. STOCKHOLDER’S EQUITY
Total statutory capital and surplus of the Company at December 31, 2008 and 2007, respectively, was $78.6 million and $65.9 million.
The maximum amount of dividends that can be paid to stockholder’s in 2009 by life insurance companies domiciled in the state of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. Dividends in 2009 will require prior approval based on statutory earned deficit.
Comprehensive income (loss) is defined as all changes in Stockholder’s Equity except those arising from transactions with stockholders. Comprehensive income (loss) includes net earnings (loss) and changes in net unrealized gains or losses on available for sale securities.
The change in net unrealized losses on marketable securities, a component of accumulated other comprehensive (loss) income, net, included the following for the year ended December 31 (in thousands):

	2008
	Pretax	Taxes	Net
Unrealized holding losses on securities arising during the period	$(104,343)	$36,520	$(67,823)
Realized losses on securities	22,808	(7,983)	14,825

Change in net unrealized losses on marketable securities	$(81,535)	$28,537	$(52,998)

	2007
	Pretax	Taxes	Net
Unrealized holding losses on securities arising during the period	$(6,883)	$2,409	$(4,474)
Realized losses on securities	1,373	(481)	892

Change in net unrealized losses on marketable securities	$(5,510)	$1,928	$(3,582)

	2006
	Pretax	Taxes	Net
Unrealized holding losses on securities arising during the period	$(4,401)	$1,538	$(2,863)
Realized losses on securities	1,068	(372)	696

Change in net unrealized losses on marketable securities	$(3,333)	$1,166	$(2,167)

16

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
G. FEDERAL INCOME TAXES
The Company’s 2008 effective tax benefit rate of 42% differs from the federal statutory rate of 35% due to permanent items consisting mainly of a pre-tax dividend received deduction of approximately $3.7 million relating to AILIC’s variable annuity separate accounts. The 2007 effective tax rate of 21.8% differs from the federal statutory rate of 35% due to permanent items consisting mainly of a pre-tax dividend received deduction of approximately $3.2 million.
Deferred tax assets and liabilities reflect temporary differences between the carrying amounts of assets and liabilities recognized for financial reporting purposes. The significant components of deferred tax assets and liabilities, excluding the effects of unrealized gains and losses on securities, included in the Balance Sheets in “Current and deferred federal income tax payable,” were as follows (in thousands):

	December 31,
	2008	2007

Deferred tax assets:
Policyholder liabilities	$26,196	$24,677
Investment securities	6,169	(355)
Other, net	3,146	2,502

	35,511	26,824
Deferred tax liabilities:
Unamortized insurance acquisition costs	(62,419)	(54,473)

Net deferred tax liability	$(26,908)	$(27,649)

The increase in the deferred tax asset related to investment securities at year end 2008 compared to 2007 is due primarily to impairments on AILIC’s investment portfolio.
In accordance with FIN 48 the Company had no uncertain tax positions at December 31, 2008, however, AILIC has an open tax item related to a separate account dividend received deduction that will be headed to IRS appeals.
As of December 31, 2008, AILIC’s 2006 through 2008 tax years remain subject to examination by the Internal Revenue Service.
H. ADDITIONAL INFORMATION
At December 31, 2008, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on those dates) exceeded the fair value of the underlying variable annuities by $191.3 million, compared to $41.4 million at December 31, 2007. This benefit is on all of AILIC’s variable annuity policies. AILIC had a $2.3 million GAAP reserve at December 31, 2008 compared to a $0.4 million GAAP reserve at December 31, 2007. Death benefits paid in excess of the variable annuity account balances were $0.3 million, $0.3 million and $0.4 million for 2008, 2007 and 2006, respectively. The weighted average age of these policyholders was 47 years old at December 31, 2008.
AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2008, 2007 and 2006, AILIC paid $2.7 million, $4.0 million and $3.5 million, respectively, in commissions to GAA.
Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2008, 2007 and 2006, AILIC paid $17.4 million, $18.9 million and $13.8 million, respectively, for services to affiliates.

17

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
H. ADDITIONAL INFORMATION (CONTINUED)
AILIC expensed approximately $0.6 million in 2008, $0.5 million in 2007 and $0.3 million in 2006 for its retirement and employee savings plans.
I. RECENT ACCOUNTING STANDARDS
In March 2008, the Financial Accounting Standards Board issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” which is effective January 1, 2009, for calendar year companies. SFAS No. 161 amends and expands the disclosure requirements of SFAS No. 133, “Accounting for Derivative Instruments and Hedging Activities.” SFAS No. 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.

18

F i n a n c i a l S t a t e m e n t s
Annuity Investors Variable Account B
Year Ended December 31, 2008
With Report of Independent Registered
Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT B
Financial Statements
Year Ended December 31, 2008

Report of Independent Registered Public Accounting Firm
Contract Holders of Annuity Investors Variable Account B
     and
Board of Directors of Annuity Investors Life Insurance Company
We have audited the accompanying statements of assets and liabilities of Annuity Investors Variable Account B (“the Account”), comprised of the sub-accounts listed in Note 1 to the financial statements, as of December 31, 2008, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2008, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account B at December 31, 2008, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Cincinnati, Ohio
April 10, 2009

1

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2008

			Fair
	Shares	Cost	Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	914,970.591	$14,906,760	$7,255,716
Core Equity Fund	299,401.204	7,464,447	5,913,175
Dynamics Fund	32,770.407	550,692	327,377
Financial Services Fund	174,416.508	1,968,718	718,596
Global Health Care Fund	231,713.522	4,038,754	2,889,468
High Yield Fund	529,104.583	2,947,724	1,952,395
Small Cap Equity Fund	195,201.873	3,023,049	2,073,045
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	314,709.678	3,976,690	2,385,500
Mid Cap Value Fund	661,019.687	8,877,223	6,464,772
Ultra Fund	601,650.895	5,945,273	3,646,004
Vista Fund	659,907.285	10,853,515	7,107,202
Calamos Advisors Trust:
Growth and Income Portfolio	84,885.679	1,057,403	795,378
Davis Variable Account Fund, Inc.:
Value Portfolio	112,990.137	1,422,190	933,298
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	232,180.510	5,892,239	4,611,106
Stock Index Fund, Inc.	1,447,556.788	39,153,691	33,264,856
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	1,168,076.160	11,043,801	7,440,646
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	4,226.981	43,908	33,055
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	280,576.765	9,939,388	8,103,057
Developing Leaders Portfolio	261,895.524	9,605,371	4,978,635
Growth and Income Portfolio	254,230.020	5,238,953	3,373,632
Money Market Portfolio	8,601,090.478	8,601,090	8,601,090
DWS Investments VIT Funds — Class A:
Small Cap Index	379,514.785	5,478,880	3,275,214
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	106,338.641	983,212	821,997
Ibbotson Conservative ETF Asset Allocation Portfolio	57,425.832	574,612	562,773
Ibbotson Growth ETF Asset Allocation Portfolio	164,779.919	1,509,991	1,135,334
Ibbotson Income/Growth ETF Asset Allocation Portfolio	36,003.918	341,819	314,314
Franklin Templeton Variable Insurance Products Trust — Class 2:
Foreign Securities Fund	45,403.706	778,049	488,543
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	1,749,340.435	41,385,610	40,059,896
Forty Portfolio	451,251.085	11,643,917	10,365,237
International Growth Portfolio	695,702.128	28,291,321	18,387,406
Large Cap Growth Portfolio	743,319.386	12,797,001	11,744,447
Mid Cap Growth Portfolio	478,546.591	9,900,093	10,173,900
Worldwide Growth Portfolio	462,793.173	10,434,544	8,918,025
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	160,222.020	2,488,804	1,353,875
Capital Appreciation Fund	65,237.446	2,669,365	1,674,645
Main Street Fund	96,389.826	2,213,743	1,403,436
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	347,989.447	4,417,732	3,918,361
Total Return Portfolio	491,190.241	5,101,800	5,064,171
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	374,254.335	4,089,921	3,053,915
Strategic Growth Fund	507,430.805	5,241,332	3,252,632
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	933,041.819	10,527,240	9,246,445
Mid-Cap Growth Portfolio	49,194.499	546,719	285,819
U.S. Mid Cap Value Portfolio	827,452.499	13,074,228	6,363,111
U.S. Real Estate Portfolio	819,206.401	15,101,700	6,725,684
Value Portfolio	921,629.785	11,632,619	6,165,703
Wilshire Variable Insurance Trust:
2015 Moderate Fund	49,503.539	471,238	397,019
2025 Moderate Fund	26,539.692	260,386	200,109
2035 Moderate Fund	33,515.805	292,410	239,303
The accompanying notes are an integral part of these financial statements.

2

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2008

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2):
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund - 1.50% series contract	4,263.225	$7.349885	$31,334
Capital Development Fund - 1.40% series contract	946,895.438	7.380463	6,988,527
Capital Development Fund - 1.25% series contract	3,501.270	7.426557	26,002
Capital Development Fund - 1.10% series contract	8,104.862	7.472825	60,566
Capital Development Fund - 0.95% series contract	1,562.789	7.519284	11,751
Capital Development Fund - 0.75% series contract	18,140.974	7.581518	137,536
Core Equity Fund - 1.40% series contract	737,379.930	7.938572	5,853,744
Core Equity Fund - 1.25% series contract	1,810.563	7.971070	14,432
Core Equity Fund - 1.10% series contract	5,312.221	8.003616	42,517
Core Equity Fund - 0.95% series contract	61.410	8.036226	494
Core Equity Fund - 0.75% series contract	245.999	8.079812	1,988
Dynamics Fund - 1.50% series contract	188.518	5.779978	1,090
Dynamics Fund - 1.40% series contract	55,720.355	5.824689	324,554
Dynamics Fund - 0.95% series contract	147.224	6.030174	888
Dynamics Fund - 0.75% series contract	137.983	6.123616	845
Financial Services Fund - 1.50% series contract	876.437	4.031897	3,534
Financial Services Fund - 1.40% series contract	166,382.593	4.063096	676,028
Financial Services Fund - 1.25% series contract	5,834.061	4.110415	23,980
Financial Services Fund - 1.10% series contract	2,546.957	4.158185	10,591
Financial Services Fund - 0.95% series contract	222.160	4.206499	935
Financial Services Fund - 0.75% series contract	825.928	4.271711	3,528
Global Health Care Fund - 1.50% series contract	1,501.107	8.635418	12,963
Global Health Care Fund - 1.40% series contract	313,750.756	8.702188	2,730,318
Global Health Care Fund - 1.25% series contract	4,148.183	8.803419	36,518
Global Health Care Fund - 1.10% series contract	1,193.409	8.905665	10,628
Global Health Care Fund - 0.95% series contract	716.591	9.009033	6,456
Global Health Care Fund - 0.75% series contract	10,120.141	9.148575	92,585
High Yield Fund - 1.40% series contract	215,192.913	8.693381	1,870,754
High Yield Fund - 1.25% series contract	8,646.700	8.755516	75,706
High Yield Fund - 1.10% series contract	199.476	8.817948	1,759
High Yield Fund - 0.95% series contract	301.264	8.880649	2,675
High Yield Fund - 0.75% series contract	167.430	8.964798	1,501
Small Cap Equity Fund - 1.40% series contract	221,619.162	8.830277	1,956,959
Small Cap Equity Fund - 1.25% series contract	5,588.439	8.885427	49,656
Small Cap Equity Fund - 1.10% series contract	2,135.677	8.940764	19,095
Small Cap Equity Fund - 0.95% series contract	250.577	8.996308	2,254
Small Cap Equity Fund - 0.75% series contract	4,969.919	9.070753	45,081
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund - 1.50% series contract	14.710	7.489274	110
Large Company Value Fund - 1.40% series contract	292,792.476	7.520419	2,201,922
Large Company Value Fund - 1.25% series contract	22,722.785	7.567364	171,952
Large Company Value Fund - 1.10% series contract	586.278	7.614507	4,464
Large Company Value Fund - 0.95% series contract	212.809	7.661835	1,631
Large Company Value Fund - 0.75% series contract	701.696	7.725233	5,421
Mid Cap Value Fund - 1.50% series contract	2,949.951	9.530444	28,114
Mid Cap Value Fund - 1.40% series contract	643,576.702	9.570065	6,159,071
Mid Cap Value Fund - 1.25% series contract	20,864.494	9.629807	200,921
Mid Cap Value Fund - 1.10% series contract	2,128.521	9.689796	20,625
Mid Cap Value Fund - 0.75% series contract	5,700.671	9.830643	56,041
Ultra Fund - 1.65% series contract	455.034	6.798929	3,094
Ultra Fund - 1.50% series contract	1,888.230	6.841386	12,918
Ultra Fund - 1.40% series contract	518,640.998	6.869832	3,562,977
Ultra Fund - 1.25% series contract	60.185	6.912735	416
Ultra Fund - 1.10% series contract	7,329.338	6.955803	50,981
Ultra Fund - 0.95% series contract	297.949	6.999024	2,085
Ultra Fund - 0.75% series contract	1,917.709	7.056941	13,533
Vista Fund - 1.50% series contract	1,289.399	8.284943	10,683
Vista Fund - 1.40% series contract	826,352.105	8.319404	6,874,757
Vista Fund - 1.25% series contract	3,882.977	8.371361	32,506
Vista Fund - 1.10% series contract	8,326.352	8.423513	70,137
Vista Fund - 0.95% series contract	201.267	8.475842	1,706
Vista Fund - 0.75% series contract	13,738.973	8.545985	117,413
Calamos Advisors Trust:
Growth and Income Portfolio - 1.40% series contract	111,399.974	7.007788	780,667
Growth and Income Portfolio - 1.25% series contract	1,059.515	7.025689	7,444
Growth and Income Portfolio - 1.10% series contract	429.616	7.043597	3,026
Growth and Income Portfolio - 0.75% series contract	598.528	7.085385	4,241
The accompanying notes are an integral part of these financial statements.

3

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2008

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.50% series contract	1,063.140	$5.835980	$6,204
Value Portfolio - 1.40% series contract	154,220.486	5.845926	901,562
Value Portfolio - 1.25% series contract	546.159	5.860868	3,201
Value Portfolio - 1.10% series contract	945.382	5.875823	5,555
Value Portfolio - 0.95% series contract	1,230.299	5.890766	7,247
Value Portfolio - 0.75% series contract	1,612.196	5.910695	9,529
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc. - 1.50% series contract	569.131	7.711317	4,389
Socially Responsible Growth Fund, Inc. - 1.40% series contract	579,088.137	7.800236	4,517,024
Socially Responsible Growth Fund, Inc. - 1.10% series contract	7,715.712	8.072969	62,289
Socially Responsible Growth Fund, Inc. - 0.75% series contract	4,055.249	6.757562	27,404
Stock Index Fund, Inc. - 1.65% series contract	346.665	9.486924	3,289
Stock Index Fund, Inc. - 1.50% series contract	6,003.756	9.651134	57,943
Stock Index Fund, Inc. - 1.40% series contract	3,356,601.303	9.762392	32,768,458
Stock Index Fund, Inc. - 1.25% series contract	14,559.046	7.899754	115,013
Stock Index Fund, Inc. - 1.10% series contract	13,245.896	10.103650	133,832
Stock Index Fund, Inc. - 0.95% series contract	3,454.321	10.278672	35,506
Stock Index Fund, Inc. - 0.75% series contract	18,120.086	8.323078	150,815
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio - 1.50% series contract	698.373	6.979168	4,874
Technology Growth Portfolio - 1.40% series contract	1,051,298.784	7.008211	7,367,724
Technology Growth Portfolio - 1.25% series contract	1,371.580	7.051955	9,672
Technology Growth Portfolio - 1.10% series contract	4,912.351	7.095896	34,858
Technology Growth Portfolio - 0.95% series contract	786.393	7.139993	5,615
Technology Growth Portfolio - 0.75% series contract	2,486.816	7.199074	17,903
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio - 1.40% series contract	6,054.670	5.459428	33,055
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio - 1.50% series contract	254.538	10.892180	2,772
Appreciation Portfolio - 1.40% series contract	708,576.070	11.017708	7,806,884
Appreciation Portfolio - 1.25% series contract	21,503.643	9.005207	193,645
Appreciation Portfolio - 1.10% series contract	3,921.416	11.402845	44,715
Appreciation Portfolio - 0.95% series contract	30.664	11.600224	356
Appreciation Portfolio - 0.75% series contract	5,763.693	9.487800	54,685
Developing Leaders Portfolio - 1.50% series contract	2,150.440	8.027711	17,263
Developing Leaders Portfolio - 1.40% series contract	592,552.159	8.120054	4,811,556
Developing Leaders Portfolio - 1.25% series contract	8,701.290	7.740069	67,349
Developing Leaders Portfolio - 1.10% series contract	3,429.651	8.404032	28,823
Developing Leaders Portfolio - 0.95% series contract	644.201	8.549692	5,508
Developing Leaders Portfolio - 0.75% series contract	5,902.659	8.155005	48,136
Growth and Income Portfolio - 1.50% series contract	388.288	7.948028	3,086
Growth and Income Portfolio - 1.40% series contract	397,593.350	8.039857	3,196,594
Growth and Income Portfolio - 1.25% series contract	12,075.969	7.425530	89,670
Growth and Income Portfolio - 1.10% series contract	3,603.879	8.320928	29,988
Growth and Income Portfolio - 0.95% series contract	4.044	8.465028	34
Growth and Income Portfolio - 0.75% series contract	6,935.623	7.823392	54,260
Money Market Portfolio - 1.50% series contract	2,693.966	1.218460	3,282
Money Market Portfolio - 1.40% series contract	6,894,098.095	1.227384	8,461,705
Money Market Portfolio - 1.25% series contract	1,060.643	1.208695	1,282
Money Market Portfolio - 1.10% series contract	38,305.622	1.262277	48,352
Money Market Portfolio - 0.95% series contract	3,284.131	1.281179	4,208
Money Market Portfolio - 0.75% series contract	65,266.763	1.260375	82,261
DWS Investments VIT Funds — Class A:
Small Cap Index - 1.50% series contract	201.180	10.775511	2,168
Small Cap Index - 1.40% series contract	299,117.876	10.880984	3,254,697
Small Cap Index - 1.25% series contract	94.701	11.040204	1,046
Small Cap Index - 1.10% series contract	217.385	11.201557	2,435
Small Cap Index - 0.95% series contract	232.865	11.365292	2,647
Small Cap Index - 0.75% series contract	1,054.740	11.586652	12,221
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	107,236.129	7.558919	810,589
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.10% series contract	1,051.150	7.597522	7,986
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.75% series contract	447.796	7.642594	3,422
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	57,711.154	9.572516	552,441
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.10% series contract	1,052.032	9.621357	10,122
Ibbotson Conservative ETF Asset Allocation Portfolio - 0.75% series contract	21.697	9.678378	210
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	162,988.155	6.738875	1,098,357
Ibbotson Growth ETF Asset Allocation Portfolio - 1.10% series contract	1,058.808	6.773305	7,172
Ibbotson Growth ETF Asset Allocation Portfolio - 0.95% series contract	4,389.235	6.790527	29,805
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.40% series contract	35,362.381	8.526582	301,520
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.25% series contract	171.990	8.548342	1,470
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.10% series contract	1,302.787	8.570101	11,165
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 0.95% series contract	18.461	8.591886	159
The accompanying notes are an integral part of these financial statements.

4

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2008

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Franklin Templeton Variable Insurance Products Trust — Class 2:
Foreign Securities Fund - 1.40% series contract	71,522.023	$6.280197	$449,172
Foreign Securities Fund - 1.25% series contract	1,580.694	6.296240	9,952
Foreign Securities Fund - 1.10% series contract	2,735.993	6.312285	17,270
Foreign Securities Fund - 0.95% series contract	173.635	6.328334	1,099
Foreign Securities Fund - 0.75% series contract	1,740.206	6.349740	11,050
Janus Aspen Series — Institutional Shares:
Balanced Portfolio - 1.65% series contract	647.497	18.039572	11,681
Balanced Portfolio - 1.50% series contract	6,639.313	18.351771	121,843
Balanced Portfolio - 1.40% series contract	2,106,521.139	18.563244	39,103,866
Balanced Portfolio - 1.25% series contract	35,262.387	14.738320	519,708
Balanced Portfolio - 1.10% series contract	10,499.537	19.212030	201,717
Balanced Portfolio - 0.95% series contract	150.770	19.544625	2,947
Balanced Portfolio - 0.75% series contract	6,319.822	15.527985	98,134
Forty Portfolio - 1.50% series contract	4,216.545	8.398965	35,415
Forty Portfolio - 1.40% series contract	1,176,081.761	8.481186	9,974,568
Forty Portfolio - 1.25% series contract	13,914.388	8.605297	119,737
Forty Portfolio - 1.10% series contract	6,784.900	8.731075	59,239
Forty Portfolio - 0.95% series contract	264.996	8.858714	2,348
Forty Portfolio - 0.75% series contract	19,258.834	9.031187	173,930
International Growth Portfolio - 1.50% series contract	894.812	16.238868	14,531
International Growth Portfolio - 1.40% series contract	1,076,456.667	16.426264	17,682,161
International Growth Portfolio - 1.25% series contract	24,489.654	13.406317	328,316
International Growth Portfolio - 1.10% series contract	11,248.267	17.000439	191,225
International Growth Portfolio - 0.95% series contract	2,196.968	17.294734	37,996
International Growth Portfolio - 0.75% series contract	9,428.699	14.124673	133,177
Large Cap Growth Portfolio - 1.50% series contract	1,942.650	8.889123	17,268
Large Cap Growth Portfolio - 1.40% series contract	1,287,933.053	8.991468	11,580,409
Large Cap Growth Portfolio - 1.25% series contract	7,323.575	7.288328	53,377
Large Cap Growth Portfolio - 1.10% series contract	7,518.771	9.305880	69,969
Large Cap Growth Portfolio - 0.95% series contract	3.892	9.467180	37
Large Cap Growth Portfolio - 0.75% series contract	3,045.528	7.678977	23,387
Mid Cap Growth Portfolio - 1.50% series contract	1,243.597	11.697931	14,548
Mid Cap Growth Portfolio - 1.40% series contract	844,041.239	11.832549	9,987,159
Mid Cap Growth Portfolio - 1.25% series contract	627.024	9.404818	5,897
Mid Cap Growth Portfolio - 1.10% series contract	11,363.637	12.246416	139,164
Mid Cap Growth Portfolio - 0.95% series contract	244.854	12.458395	3,050
Mid Cap Growth Portfolio - 0.75% series contract	2,430.325	9.909087	24,082
Worldwide Growth Portfolio - 1.50% series contract	2,591.601	8.579906	22,236
Worldwide Growth Portfolio - 1.40% series contract	1,008,264.804	8.678898	8,750,627
Worldwide Growth Portfolio - 1.25% series contract	9,612.550	6.759364	64,975
Worldwide Growth Portfolio - 1.10% series contract	6,153.773	8.982374	55,275
Worldwide Growth Portfolio - 0.95% series contract	238.860	9.137790	2,183
Worldwide Growth Portfolio - 0.75% series contract	3,191.505	7.121653	22,729
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund - 1.50% series contract	6,830.317	6.557275	44,788
Balanced Fund - 1.40% series contract	185,839.541	6.584545	1,223,669
Balanced Fund - 1.25% series contract	5,623.450	6.625673	37,259
Balanced Fund - 1.10% series contract	2,649.655	6.666936	17,665
Balanced Fund - 0.95% series contract	946.650	6.708361	6,350
Balanced Fund - 0.75% series contract	3,569.579	6.763874	24,144
Capital Appreciation Fund - 1.50% series contract	905.960	6.851260	6,207
Capital Appreciation Fund - 1.40% series contract	231,588.838	6.879768	1,593,277
Capital Appreciation Fund - 1.25% series contract	822.576	6.922729	5,694
Capital Appreciation Fund - 1.10% series contract	1,178.186	6.965871	8,207
Capital Appreciation Fund - 0.95% series contract	1,311.073	7.009156	9,190
Capital Appreciation Fund - 0.75% series contract	7,367.825	7.067181	52,070
Main Street Fund - 1.40% series contract	169,948.768	7.661801	1,302,114
Main Street Fund - 1.25% series contract	2,012.601	7.709633	15,516
Main Street Fund - 1.10% series contract	5,434.999	7.757647	42,163
Main Street Fund - 0.95% series contract	1,847.892	7.805867	14,424
Main Street Fund - 0.75% series contract	3,712.440	7.870435	29,219
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio - 1.50% series contract	589.763	10.110958	5,963
Real Return Portfolio - 1.40% series contract	379,477.577	10.153005	3,852,838
Real Return Portfolio - 1.10% series contract	2,772.903	10.279969	28,505
Real Return Portfolio - 0.75% series contract	2,977.641	10.429376	31,055
Total Return Portfolio - 1.50% series contract	527.360	11.495104	6,062
Total Return Portfolio - 1.40% series contract	423,985.467	11.542860	4,894,005
Total Return Portfolio - 1.25% series contract	2,577.746	11.614901	29,940
Total Return Portfolio - 1.10% series contract	5,599.654	11.687201	65,444
Total Return Portfolio - 0.95% series contract	3,422.084	11.759784	40,243
Total Return Portfolio - 0.75% series contract	2,400.209	11.864286	28,477
The accompanying notes are an integral part of these financial statements.

5

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2008

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund - 1.50% series contract	10,848.742	$9.066003	$98,355
Conservative Growth Fund - 1.40% series contract	321,412.820	9.127064	2,933,555
Conservative Growth Fund - 1.10% series contract	13.208	9.312776	123
Conservative Growth Fund - 0.75% series contract	2,295.238	9.533610	21,882
Strategic Growth Fund - 1.50% series contract	245.679	7.830225	1,924
Strategic Growth Fund - 1.40% series contract	412,084.563	7.882894	3,248,419
Strategic Growth Fund - 0.75% series contract	277.991	8.233353	2,289
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio - 1.50% series contract	3,509.017	13.648199	47,892
Core Plus Fixed Income Portfolio - 1.40% series contract	633,167.502	13.805232	8,741,024
Core Plus Fixed Income Portfolio - 1.25% series contract	21,598.445	13.059903	282,074
Core Plus Fixed Income Portfolio - 1.10% series contract	4,309.288	14.287712	61,570
Core Plus Fixed Income Portfolio - 0.95% series contract	1,053.994	14.535198	15,320
Core Plus Fixed Income Portfolio - 0.75% series contract	7,163.347	13.759623	98,565
Mid-Cap Growth Portfolio - 1.50% series contract	479.719	5.894304	2,828
Mid-Cap Growth Portfolio - 1.40% series contract	47,092.588	5.904344	278,051
Mid-Cap Growth Portfolio - 1.25% series contract	24.374	5.919439	144
Mid-Cap Growth Portfolio - 1.10% series contract	363.377	5.934535	2,156
Mid-Cap Growth Portfolio - 0.95% series contract	21.247	5.949633	126
Mid-Cap Growth Portfolio - 0.75% series contract	421.177	5.969766	2,514
U.S. Mid Cap Value Portfolio - 1.65% series contract	418.066	13.852188	5,791
U.S. Mid Cap Value Portfolio - 1.50% series contract	2,045.755	14.091988	28,829
U.S. Mid Cap Value Portfolio - 1.40% series contract	429,690.091	14.254077	6,124,836
U.S. Mid Cap Value Portfolio - 1.25% series contract	4,789.280	11.834381	56,678
U.S. Mid Cap Value Portfolio - 1.10% series contract	5,446.869	14.752454	80,355
U.S. Mid Cap Value Portfolio - 0.95% series contract	726.316	15.008140	10,901
U.S. Mid Cap Value Portfolio - 0.75% series contract	4,468.885	12.468605	55,721
U.S. Real Estate Portfolio - 1.50% series contract	110.153	18.169534	2,001
U.S. Real Estate Portfolio - 1.40% series contract	350,079.782	18.378595	6,433,975
U.S. Real Estate Portfolio - 1.25% series contract	7,296.492	17.664409	128,888
U.S. Real Estate Portfolio - 1.10% series contract	5,062.382	19.021158	96,292
U.S. Real Estate Portfolio - 0.95% series contract	454.136	19.350719	8,788
U.S. Real Estate Portfolio - 0.75% series contract	2,994.991	18.611116	55,740
Value Portfolio - 1.50% series contract	425.761	9.925561	4,226
Value Portfolio - 1.40% series contract	596,256.187	10.040068	5,986,453
Value Portfolio - 1.25% series contract	3,955.998	9.638653	38,130
Value Portfolio - 1.10% series contract	6,775.137	10.391062	70,401
Value Portfolio - 0.95% series contract	860.318	10.571048	9,094
Value Portfolio - 0.75% series contract	5,652.214	10.155118	57,399
Wilshire Variable Insurance Trust:
2015 Moderate Fund - 1.40% series contract	46,470.538	7.460428	346,690
2015 Moderate Fund - 1.10% series contract	4,307.481	7.498538	32,300
2015 Moderate Fund - 0.95% series contract	2,398.181	7.517602	18,029
2025 Moderate Fund - 1.40% series contract	10,980.789	7.054421	77,463
2025 Moderate Fund - 1.25% series contract	524.681	7.072444	3,711
2025 Moderate Fund - 1.10% series contract	16,457.335	7.090459	116,690
2025 Moderate Fund - 0.75% series contract	314.799	7.132525	2,245
2035 Moderate Fund - 1.40% series contract	20,882.706	6.535932	136,488
2035 Moderate Fund - 1.10% series contract	15,141.054	6.569332	99,467
2035 Moderate Fund - 0.75% series contract	506.673	6.608316	3,348
The accompanying notes are an integral part of these financial statements.

6

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2008

				Net Realized		Net Change in Unrealized		Net
				Gain (Loss)		Appreciation	Net	Increase
	Dividends from	Mortality and	Net	on Sale of	Realized	(Depreciation)	Gain (Loss)	(Decrease)
	Investments in	Expense Risk	Investment	Investments in	Gain	of Investments in	on Investments in	in Net Assets
	Portfolio Shares	Fee (Note 4)	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Portfolio Shares	from Operations
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	$0	$162,502	$(162,502)	$(503,884)	$1,446,326	$(7,783,380)	$(6,840,938)	$(7,003,440)
Core Equity Fund	171,841	110,747	61,094	17,532	0	(2,772,269)	(2,754,737)	(2,693,643)
Dynamics Fund	0	9,535	(9,535)	38,993	0	(437,866)	(398,873)	(408,408)
Financial Services Fund	33,325	17,280	16,045	(180,505)	96,017	(929,471)	(1,013,959)	(997,914)
Global Health Care Fund	0	51,205	(51,205)	104,630	758,039	(2,054,670)	(1,192,001)	(1,243,206)
High Yield Fund	237,086	36,573	200,513	(187,463)	0	(732,838)	(920,301)	(719,788)
Small Cap Equity Fund	0	35,666	(35,666)	(64,841)	8,804	(895,190)	(951,227)	(986,893)
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	85,769	50,308	35,461	(250,666)	114,158	(1,551,497)	(1,688,005)	(1,652,544)
Mid Cap Value Fund	8,864	118,865	(110,001)	(422,626)	0	(1,838,397)	(2,261,023)	(2,371,024)
Ultra Fund	0	74,735	(74,735)	(142,091)	867,644	(3,459,598)	(2,734,045)	(2,808,780)
Vista Fund	0	166,828	(166,828)	8,156	613,991	(7,895,833)	(7,273,686)	(7,440,514)
Calamos Advisors Trust:
Growth and Income Portfolio	7,182	9,786	(2,604)	(65,104)	23,039	(214,441)	(256,506)	(259,110)
Davis Variable Account Fund, Inc.:
Value Portfolio	13,843	11,486	2,357	(35,586)	23,267	(472,541)	(484,860)	(482,503)
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	47,884	88,620	(40,736)	(240,112)	0	(2,324,213)	(2,564,325)	(2,605,061)
Stock Index Fund, Inc.	991,966	669,247	322,719	414,217	0	(22,265,275)	(21,851,058)	(21,528,339)
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	0	150,627	(150,627)	(58,598)	0	(5,346,518)	(5,405,116)	(5,555,743)
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	427	520	(93)	(15,061)	8,494	(9,740)	(16,307)	(16,400)
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	235,094	161,977	73,117	358,561	875,729	(5,343,636)	(4,109,346)	(4,036,229)
Developing Leaders Portfolio	66,892	102,158	(35,266)	(349,645)	400,808	(3,289,828)	(3,238,665)	(3,273,931)
Growth and Income Portfolio	33,166	72,097	(38,931)	207,960	669,254	(3,399,649)	(2,522,435)	(2,561,366)
Money Market Portfolio	231,935	147,991	83,944	0	0	0	0	83,944
DWS Investments VIT Funds — Class A:
Small Cap Index	81,494	69,089	12,405	(129,219)	518,202	(2,384,470)	(1,995,487)	(1,983,082)
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	794	9,335	(8,541)	(32,839)	175	(160,503)	(193,167)	(201,708)
Ibbotson Conservative ETF Asset Allocation Portfolio	0	6,022	(6,022)	(12,748)	64	(12,290)	(24,974)	(30,996)
Ibbotson Growth ETF Asset Allocation Portfolio	1,397	12,921	(11,524)	(27,314)	156	(373,407)	(400,565)	(412,089)
Ibbotson Income/Growth ETF Asset Allocation Portfolio	0	2,910	(2,910)	(12,570)	11	(28,351)	(40,910)	(43,820)
Franklin Templeton Variable Insurance Products Trust — Class 2:
Foreign Securities Fund	16,214	8,586	7,628	(67,173)	66,357	(306,636)	(307,452)	(299,824)
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	1,297,965	682,174	615,791	708,266	3,420,089	(13,612,420)	(9,484,065)	(8,868,274)
Forty Portfolio	22,029	227,497	(205,468)	686,312	0	(9,134,191)	(8,447,879)	(8,653,347)
International Growth Portfolio	903,340	453,778	449,562	2,571,894	4,645,844	(29,093,583)	(21,875,845)	(21,426,283)
Large Cap Growth Portfolio	127,321	244,693	(117,372)	290,253	0	(8,620,432)	(8,330,179)	(8,447,551)
Mid Cap Growth Portfolio	39,874	227,999	(188,125)	1,477,699	916,909	(10,663,255)	(8,268,647)	(8,456,772)
Worldwide Growth Portfolio	165,111	197,144	(32,033)	693,682	0	(8,551,900)	(7,858,218)	(7,890,251)
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	73,270	33,714	39,556	(282,856)	176,718	(1,130,109)	(1,236,247)	(1,196,691)
Capital Appreciation Fund	3,607	35,140	(31,533)	(26,487)	0	(1,386,105)	(1,412,592)	(1,444,125)
Main Street Fund	34,511	29,322	5,189	(21,544)	149,953	(1,103,134)	(974,725)	(969,536)
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	142,296	58,891	83,405	(65,976)	5,745	(519,933)	(580,164)	(496,759)
Total Return Portfolio	199,712	59,251	140,461	2,140	85,657	(106,634)	(18,837)	121,624
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	86,583	66,434	20,149	133,251	270,631	(1,932,916)	(1,529,034)	(1,508,885)
Strategic Growth Fund	62,640	74,862	(12,222)	3,446	481,761	(2,961,433)	(2,476,226)	(2,488,448)
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	516,078	154,458	361,620	(253,820)	0	(1,516,483)	(1,770,303)	(1,408,683)
Mid-Cap Growth Portfolio	3,211	5,322	(2,111)	(75,658)	104,309	(254,207)	(225,556)	(227,667)
U.S. Mid Cap Value Portfolio	87,181	143,644	(56,463)	(61,927)	3,181,228	(8,154,672)	(5,035,371)	(5,091,834)
U.S. Real Estate Portfolio	367,864	152,630	215,234	(82,560)	4,034,520	(8,504,627)	(4,552,667)	(4,337,433)
Value Portfolio	321,080	132,381	188,699	(1,016,097)	1,617,147	(4,851,771)	(4,250,721)	(4,062,022)
Wilshire Variable Insurance Trust:
2010 Moderate Fund (*)	4,746	876	3,870	(18,676)	2,745	(17)	(15,948)	(12,078)
2015 Moderate Fund	7,735	4,208	3,527	(28,718)	5,203	(71,915)	(95,430)	(91,903)
2025 Moderate Fund	5,072	2,511	2,561	(19,195)	3,899	(58,649)	(73,945)	(71,384)
2035 Moderate Fund	4,142	1,483	2,659	(1,708)	3,891	(52,349)	(50,166)	(47,507)
2045 Moderate Fund (*)	3,000	1,367	1,633	(63,433)	3,909	143	(59,381)	(57,748)
The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*)	Period from January 1, 2008 to December 19, 2008 (fund merged date).

7

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2008

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	$(162,502)	$(503,884)	$1,446,326	$(7,783,380)	$(7,003,440)	$1,190,963	$1,439,573	$(1,264,069)	$(1,512,679)	$(8,516,119)	$15,771,835	$7,255,716
Core Equity Fund	61,094	17,532	0	(2,772,269)	(2,693,643)	520,430	1,069,414	(224,367)	(773,351)	(3,466,994)	9,380,169	5,913,175
Dynamics Fund	(9,535)	38,993	0	(437,866)	(408,408)	55,017	110,764	(253,034)	(308,781)	(717,189)	1,044,566	327,377
Financial Services Fund	16,045	(180,505)	96,017	(929,471)	(997,914)	204,965	192,789	5,380	17,556	(980,358)	1,698,954	718,596
Global Health Care Fund	(51,205)	104,630	758,039	(2,054,670)	(1,243,206)	455,912	508,311	(178,254)	(230,653)	(1,473,859)	4,363,327	2,889,468
High Yield Fund	200,513	(187,463)	0	(732,838)	(719,788)	155,774	616,568	70,397	(390,397)	(1,110,185)	3,062,580	1,952,395
Small Cap Equity Fund	(35,666)	(64,841)	8,804	(895,190)	(986,893)	422,992	408,479	262,914	277,427	(709,466)	2,782,511	2,073,045
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	35,461	(250,666)	114,158	(1,551,497)	(1,652,544)	296,452	666,569	(541,346)	(911,463)	(2,564,007)	4,949,507	2,385,500
Mid Cap Value Fund	(110,001)	(422,626)	0	(1,838,397)	(2,371,024)	665,321	1,196,270	(1,607,353)	(2,138,302)	(4,509,326)	10,974,098	6,464,772
Ultra Fund	(74,735)	(142,091)	867,644	(3,459,598)	(2,808,780)	383,839	696,610	(220,263)	(533,034)	(3,341,814)	6,987,818	3,646,004
Vista Fund	(166,828)	8,156	613,991	(7,895,833)	(7,440,514)	790,017	2,007,385	313,674	(903,694)	(8,344,208)	15,451,410	7,107,202
Calamos Advisors Trust:
Growth and Income Portfolio	(2,604)	(65,104)	23,039	(214,441)	(259,110)	154,467	86,486	432,074	500,055	240,945	554,433	795,378
Davis Variable Account Fund, Inc.:
Value Portfolio	2,357	(35,586)	23,267	(472,541)	(482,503)	194,427	81,880	940,359	1,052,906	570,403	362,895	933,298
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	(40,736)	(240,112)	0	(2,324,213)	(2,605,061)	510,536	666,986	(356,765)	(513,215)	(3,118,276)	7,729,382	4,611,106
Stock Index Fund, Inc.	322,719	414,217	0	(22,265,275)	(21,528,339)	4,397,138	6,347,004	(3,702,762)	(5,652,628)	(27,180,967)	60,445,823	33,264,856
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	(150,627)	(58,598)	0	(5,346,518)	(5,555,743)	774,236	1,374,319	(477,451)	(1,077,534)	(6,633,277)	14,073,923	7,440,646
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	(93)	(15,061)	8,494	(9,740)	(16,400)	10,764	1,005	21,316	31,075	14,675	18,380	33,055
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	73,117	358,561	875,729	(5,343,636)	(4,036,229)	1,009,362	1,880,482	(1,091,983)	(1,963,103)	(5,999,332)	14,102,389	8,103,057
Developing Leaders Portfolio	(35,266)	(349,645)	400,808	(3,289,828)	(3,273,931)	664,813	1,051,210	(627,085)	(1,013,482)	(4,287,413)	9,266,048	4,978,635
Growth and Income Portfolio	(38,931)	207,960	669,254	(3,399,649)	(2,561,366)	344,605	818,732	(513,142)	(987,269)	(3,548,635)	6,922,267	3,373,632
Money Market Portfolio	83,944	0	0	0	83,944	495,822	4,045,330	2,172,975	(1,376,533)	(1,292,589)	9,893,679	8,601,090
DWS Investments VIT Funds — Class A:
Small Cap Index	12,405	(129,219)	518,202	(2,384,470)	(1,983,082)	479,854	745,667	(1,558,425)	(1,824,238)	(3,807,320)	7,082,534	3,275,214
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	(8,541)	(32,839)	175	(160,503)	(201,708)	266,896	64,630	328,590	530,856	329,148	492,849	821,997
Ibbotson Conservative ETF Asset Allocation Portfolio	(6,022)	(12,748)	64	(12,290)	(30,996)	136,248	22,750	343,581	457,079	426,083	136,690	562,773
Ibbotson Growth ETF Asset Allocation Portfolio	(11,524)	(27,314)	156	(373,407)	(412,089)	987,749	58,645	51,625	980,729	568,640	566,694	1,135,334
Ibbotson Income/Growth ETF Asset Allocation Portfolio	(2,910)	(12,570)	11	(28,351)	(43,820)	93,494	5,471	158,690	246,713	202,893	111,421	314,314
Franklin Templeton Variable Insurance Products Trust — Class 2:
Foreign Securities Fund	7,628	(67,173)	66,357	(306,636)	(299,824)	162,535	30,429	190,681	322,787	22,963	465,580	488,543
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	615,791	708,266	3,420,089	(13,612,420)	(8,868,274)	3,035,081	7,978,059	(1,102,922)	(6,045,900)	(14,914,174)	54,974,070	40,059,896
Forty Portfolio	(205,468)	686,312	0	(9,134,191)	(8,653,347)	1,326,106	2,147,111	1,173,614	352,609	(8,300,738)	18,665,975	10,365,237
International Growth Portfolio	449,562	2,571,894	4,645,844	(29,093,583)	(21,426,283)	3,328,308	4,663,049	(1,598,265)	(2,933,006)	(24,359,289)	42,746,695	18,387,406
Large Cap Growth Portfolio	(117,372)	290,253	0	(8,620,432)	(8,447,551)	1,155,243	2,290,155	(889,431)	(2,024,343)	(10,471,894)	22,216,341	11,744,447
Mid Cap Growth Portfolio	(188,125)	1,477,699	916,909	(10,663,255)	(8,456,772)	896,288	1,949,411	(1,115,000)	(2,168,123)	(10,624,895)	20,798,795	10,173,900
Worldwide Growth Portfolio	(32,033)	693,682	0	(8,551,900)	(7,890,251)	819,860	2,095,752	(691,175)	(1,967,067)	(9,857,318)	18,775,343	8,918,025
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	39,556	(282,856)	176,718	(1,130,109)	(1,196,691)	241,434	453,160	(570,132)	(781,858)	(1,978,549)	3,332,424	1,353,875
Capital Appreciation Fund	(31,533)	(26,487)	0	(1,386,105)	(1,444,125)	299,224	393,823	410,826	316,227	(1,127,898)	2,802,543	1,674,645
Main Street Fund	5,189	(21,544)	149,953	(1,103,134)	(969,536)	510,033	337,370	(634,465)	(461,802)	(1,431,338)	2,834,774	1,403,436
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	83,405	(65,976)	5,745	(519,933)	(496,759)	432,768	768,707	2,412,131	2,076,192	1,579,433	2,338,928	3,918,361
Total Return Portfolio	140,461	2,140	85,657	(106,634)	121,624	965,332	608,469	1,868,817	2,225,680	2,347,304	2,716,867	5,064,171
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	20,149	133,251	270,631	(1,932,916)	(1,508,885)	99,787	797,413	(830,580)	(1,528,206)	(3,037,091)	6,091,006	3,053,915
Strategic Growth Fund	(12,222)	3,446	481,761	(2,961,433)	(2,488,448)	116,642	925,908	(317,818)	(1,127,084)	(3,615,532)	6,868,164	3,252,632
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	361,620	(253,820)	0	(1,516,483)	(1,408,683)	993,173	2,278,429	(927,261)	(2,212,517)	(3,621,200)	12,867,645	9,246,445
Mid-Cap Growth Portfolio	(2,111)	(75,658)	104,309	(254,207)	(227,667)	71,165	60,413	229,206	239,958	12,291	273,528	285,819
U.S. Mid Cap Value Portfolio	(56,463)	(61,927)	3,181,228	(8,154,672)	(5,091,834)	1,025,052	1,621,210	(1,778,233)	(2,374,391)	(7,466,225)	13,829,336	6,363,111
U.S. Real Estate Portfolio	215,234	(82,560)	4,034,520	(8,504,627)	(4,337,433)	1,135,803	1,880,162	(1,854,068)	(2,598,427)	(6,935,860)	13,661,544	6,725,684
Value Portfolio	188,699	(1,016,097)	1,617,147	(4,851,771)	(4,062,022)	1,063,170	1,542,459	(2,040,978)	(2,520,267)	(6,582,289)	12,747,992	6,165,703
Wilshire Variable Insurance Trust:
2010 Moderate Fund (*)	3,870	(18,676)	2,745	(17)	(12,078)	4,989	2,318	6,282	8,953	(3,125)	3,125	0
2015 Moderate Fund	3,527	(28,718)	5,203	(71,915)	(91,903)	73,292	15,636	229,587	287,243	195,340	201,679	397,019
2025 Moderate Fund	2,561	(19,195)	3,899	(58,649)	(71,384)	142,935	9,979	(13,446)	119,510	48,126	151,983	200,109
2035 Moderate Fund	2,659	(1,708)	3,891	(52,349)	(47,507)	109,124	8,087	101,966	203,003	155,496	83,807	239,303
2045 Moderate Fund (*)	1,633	(63,433)	3,909	143	(57,748)	41,433	16,719	(57,101)	(32,387)	(90,135)	90,135	0
The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*)	Period from January 1, 2008 to December 19, 2008 (fund merged date).

8

ANNUITY INVESTORS VARIABLE ACCOUNT B
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2007

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To (From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	$(228,935)	$233,834	$1,265,541	$148,125	$1,418,565	$1,376,124	$2,438,729	$(89,043)	$(1,151,648)	$266,917	$15,504,918	$15,771,835
Core Equity Fund	(36,746)	283,937	0	414,479	661,670	593,981	2,156,305	(11,552)	(1,573,876)	(912,206)	10,292,375	9,380,169
Dynamics Fund	(15,690)	74,131	0	55,506	113,947	56,829	163,986	(46,970)	(154,127)	(40,180)	1,084,746	1,044,566
Financial Services Fund	5,116	162,745	135,833	(820,352)	(516,658)	261,794	441,695	(84,545)	(264,446)	(781,104)	2,480,058	1,698,954
Global Health Care Fund	(61,177)	224,632	0	265,262	428,717	497,927	723,241	(152,866)	(378,180)	50,537	4,312,790	4,363,327
High Yield Fund	180,824	37,798	0	(208,293)	10,329	206,602	881,121	(375,695)	(1,050,214)	(1,039,885)	4,102,465	3,062,580
Small Cap Equity Fund	(28,756)	54,839	77,653	(86,500)	17,236	371,523	217,302	1,814,475	1,968,696	1,985,932	796,579	2,782,511
Small Company Growth Fund (**)	(7,765)	97,142	280,199	(254,869)	114,707	94,818	65,639	(1,758,061)	(1,728,882)	(1,614,175)	1,614,175	0
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	(37,724)	224,673	6,902	(318,182)	(124,331)	533,004	778,837	(207,272)	(453,105)	(577,436)	5,526,943	4,949,507
Mid Cap Value Fund	(95,005)	214,817	134,873	(638,113)	(383,428)	934,970	1,726,511	(358,608)	(1,150,149)	(1,533,577)	12,507,675	10,974,098
Ultra Fund	(97,476)	121,917	0	1,192,029	1,216,470	474,672	1,101,066	(791,433)	(1,417,827)	(201,357)	7,189,175	6,987,818
Vista Fund	(194,436)	521,796	0	4,063,054	4,390,414	795,088	2,144,942	521,216	(828,638)	3,561,776	11,889,634	15,451,410
Calamos Advisors Trust:
Growth and Income Portfolio (*)	2,710	1,322	40,106	(47,584)	(3,446)	66,828	5,523	496,574	557,879	554,433	0	554,433
Davis Variable Account Fund, Inc.:
Value Portfolio (*)	2,530	2,129	13,909	(16,350)	2,218	47,568	783	313,892	360,677	362,895	0	362,895
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	(70,110)	(264,820)	0	821,944	487,014	606,871	1,203,304	(222,566)	(818,999)	(331,985)	8,061,367	7,729,382
Stock Index Fund, Inc.	181,110	1,677,245	0	585,609	2,443,964	5,078,299	9,726,811	(1,541,240)	(6,189,752)	(3,745,788)	64,191,611	60,445,823
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	(200,737)	176,823	0	1,775,196	1,751,282	989,239	2,136,993	(656,661)	(1,804,415)	(53,133)	14,127,056	14,073,923
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio (*)	(113)	(17)	0	(1,113)	(1,243)	11,699	0	7,924	19,623	18,380	0	18,380
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	21,984	574,762	0	203,980	800,726	1,387,564	2,183,250	(464,583)	(1,260,269)	(459,543)	14,561,932	14,102,389
Developing Leaders Portfolio	(72,583)	349,575	1,526,733	(3,136,020)	(1,332,295)	957,540	1,977,769	(838,739)	(1,858,968)	(3,191,263)	12,457,311	9,266,048
Growth and Income Portfolio	(46,205)	288,911	323,839	(86,389)	480,156	469,274	1,245,050	105,291	(670,485)	(190,329)	7,112,596	6,922,267
Money Market Portfolio	220,183	0	0	0	220,183	857,983	2,935,490	4,003,299	1,925,792	2,145,975	7,747,704	9,893,679
DWS Investments VIT Funds — Class A:
Small Cap Index	(40,966)	332,373	515,751	(1,030,795)	(223,637)	766,907	1,238,654	(106,669)	(578,416)	(802,053)	7,884,587	7,082,534
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio (*)	(1,328)	187	0	(711)	(1,852)	153,679	840	341,862	494,701	492,849	0	492,849
Ibbotson Conservative ETF Asset Allocation Portfolio (*)	(186)	84	0	451	349	2,965	23	133,399	136,341	136,690	0	136,690
Ibbotson Growth ETF Asset Allocation Portfolio (*)	(1,192)	133	0	(1,250)	(2,309)	467,241	833	102,595	569,003	566,694	0	566,694
Ibbotson Income/Growth ETF Asset Allocation Portfolio (*)	(432)	8	0	847	423	2,039	0	108,959	110,998	111,421	0	111,421
Franklin Templeton Variable Insurance Products Trust — Class 2:
Foreign Securities Fund (*)	(1,242)	(424)	1,003	17,131	16,468	57,931	3,801	394,982	449,112	465,580	0	465,580
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	621,891	1,449,394	0	2,941,179	5,012,464	3,348,100	11,956,526	(902,496)	(9,510,922)	(4,498,458)	59,472,528	54,974,070
Forty Portfolio	(167,676)	769,685	0	4,225,261	4,827,270	890,624	2,829,522	913,436	(1,025,462)	3,801,808	14,864,167	18,665,975
International Growth Portfolio	(299,110)	3,149,119	0	6,168,127	9,018,136	3,487,772	5,592,796	2,355,023	249,999	9,268,135	33,478,560	42,746,695
Large Cap Growth Portfolio	(158,844)	247,423	0	2,769,273	2,857,852	1,427,590	3,969,548	(489,181)	(3,031,139)	(173,287)	22,389,628	22,216,341
Mid Cap Growth Portfolio	(247,741)	2,170,789	109,846	1,767,714	3,800,608	1,077,312	3,616,184	(528,263)	(3,067,135)	733,473	20,065,322	20,798,795
Worldwide Growth Portfolio	(140,535)	1,984,990	0	(123,591)	1,720,864	1,029,091	4,248,572	(790,882)	(4,010,363)	(2,289,499)	21,064,842	18,775,343
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	39,540	(8,889)	275,916	(224,693)	81,874	407,262	774,291	172,133	(194,896)	(113,022)	3,445,446	3,332,424
Capital Appreciation Fund	(31,320)	87,700	0	245,913	302,293	230,932	414,261	292,142	108,813	411,106	2,391,437	2,802,543
Main Street Fund	(11,319)	117,962	0	(37,050)	69,593	437,739	479,740	443,936	401,935	471,528	2,363,246	2,834,774
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	72,020	(57,687)	5,290	171,220	190,843	327,777	450,606	65,734	(57,095)	133,748	2,205,180	2,338,928
Total Return Portfolio	80,408	(29,375)	0	118,301	169,334	467,609	497,160	380,730	351,179	520,513	2,196,354	2,716,867
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	(90,866)	294,566	111,523	128,248	443,471	174,346	1,062,468	178,668	(709,454)	(265,983)	6,356,989	6,091,006
Small-Cap Fund (***)	(51,657)	(461,738)	1,280,022	(412,309)	354,318	88,895	669,623	(4,285,929)	(4,866,657)	(4,512,339)	4,512,339	0
Strategic Growth Fund	(108,229)	502,126	238,124	32,611	664,632	198,044	1,748,418	81,163	(1,469,211)	(804,579)	7,672,743	6,868,164
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	300,534	60,841	0	167,760	529,135	1,214,596	3,243,906	(132,403)	(2,161,713)	(1,632,578)	14,500,223	12,867,645
Mid-Cap Growth Portfolio (*)	(728)	2,585	115	(6,692)	(4,720)	9,980	26,916	295,184	278,248	273,528	0	273,528
U.S. Mid Cap Value Portfolio	(110,855)	947,037	1,488,969	(1,422,218)	902,933	1,390,683	2,315,073	40,056	(884,334)	18,599	13,810,737	13,829,336
U.S. Real Estate Portfolio	(62,004)	4,126,286	1,746,395	(9,167,485)	(3,356,808)	1,814,156	4,250,993	(3,982,039)	(6,418,876)	(9,775,684)	23,437,228	13,661,544
Value Portfolio	67,175	641,530	1,015,540	(2,292,831)	(568,586)	1,306,998	2,199,916	(132,130)	(1,025,048)	(1,593,634)	14,341,626	12,747,992
Wilshire Variable Insurance Trust:
2010 Moderate Fund (*)	(5)	0	2	17	14	2,187	0	924	3,111	3,125	0	3,125
2015 Moderate Fund (*)	329	2	625	(2,305)	(1,349)	45,922	1,554	158,660	203,028	201,679	0	201,679
2025 Moderate Fund (*)	161	3	372	(1,628)	(1,092)	55,042	132	98,165	153,075	151,983	0	151,983
2035 Moderate Fund (*)	(287)	(174)	96	(758)	(1,123)	67,579	1,381	18,732	84,930	83,807	0	83,807
2045 Moderate Fund (*)	(161)	(20)	228	(143)	(96)	69,987	1,136	21,380	90,231	90,135	0	90,135
The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*)	Period from May 1, 2007 (commencement of operations) to December 31, 2007.

(**)	Period from January 1, 2007 to April 30, 2007 (fund merged date).

(***)	Period from January 1, 2007 to October 31, 2007 (fund close date).

9

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS
December 31, 2008
(1)	ORGANIZATION

Annuity Investors Variable Account B (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2008 and for the two year period then ended unless otherwise noted, the following investment options, each representing a sub-account of the Account, were available:
AIM Variable Insurance Funds – Series I Shares:
•	Capital Development Fund

•	Core Equity Fund

•	Dynamics Fund

•	Financial Services Fund

•	Global Health Care Fund

•	High Yield Fund

•	Small Cap Equity Fund
American Century Variable Portfolios – Class I Shares:
•	Large Company Value Fund

•	Mid Cap Value Fund

•	Ultra Fund

•	Vista Fund
          Calamos Advisors Trust:
•	Growth and Income Portfolio
          Davis Variable Account Fund, Inc.:
•	Value Portfolio
          Dreyfus Funds – Initial Shares:
•	Socially Responsible Growth Fund, Inc.

•	Stock Index Fund, Inc.
          Dreyfus Investment Portfolio – Initial Shares:
•	Technology Growth Portfolio
          Dreyfus Investment Portfolio – Service Shares:
•	MidCap Stock Portfolio
          Dreyfus Variable Investment Fund – Initial Shares:
•	Appreciation Portfolio

•	Developing Leaders Portfolio

•	Growth and Income Portfolio

•	Money Market Portfolio
          DWS Investments VIT Funds – Class A:
•	Small Cap Index

10

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(1)	ORGANIZATION — Continued
          Financial Investors Variable Insurance Trust – Class II:
•	Ibbotson Balanced ETF Asset Allocation Portfolio

•	Ibbotson Conservative ETF Asset Allocation Portfolio

•	Ibbotson Growth ETF Asset Allocation Portfolio

•	Ibbotson Income/Growth ETF Asset Allocation Portfolio
          Franklin Templeton Variable Insurance Products Trust – Class 2:
•	Foreign Securities Fund
          Janus Aspen Series – Institutional Shares:
•	Balanced Portfolio

•	Forty Portfolio

•	International Growth Portfolio

•	Large Cap Growth Portfolio

•	Mid Cap Growth Portfolio

•	Worldwide Growth Portfolio
          Oppenheimer Variable Account Funds – Non-Service Shares:
•	Balanced Fund

•	Capital Appreciation Fund

•	Main Street Fund
          PIMCO Variable Insurance Trust – Administrative Class:
•	Real Return Portfolio

•	Total Return Portfolio
          Timothy Partners, Ltd. – Variable Series:
•	Conservative Growth Fund

•	Strategic Growth Fund
          Van Kampen – The Universal Institutional Funds, Inc. – Class I:
•	Core Plus Fixed Income Portfolio

•	Mid-Cap Growth Portfolio

•	U.S. Mid Cap Value Portfolio

•	U.S. Real Estate Portfolio

•	Value Portfolio
          Wilshire Variable Insurance Trust:
•	2015 Moderate Fund

•	2025 Moderate Fund

•	2035 Moderate Fund
Wilshire Variable Insurance Trust 2010 Moderate Fund sub-account was merged into the Wilshire Variable Insurance Trust 2015 Moderate Fund sub-account on December 19, 2008 by Wilshire Variable Insurance Trust. Wilshire Variable Insurance Trust 2045 Moderate Fund sub-account was merged into the Wilshire Variable Insurance Trust 2035 Moderate Fund sub-account on December 19, 2008 by Wilshire Variable Insurance Trust.

The following funds were added to the Account effective May 1, 2007: Calamos Advisors Trust Growth and Income Portfolio; Davis Variable Account Fund, Inc. Value Portfolio; Dreyfus Investment Portfolio – Service Shares MidCap Stock Portfolio; Financial Investors Variable Insurance Trust – Class II Ibbotson Balanced ETF Asset Allocation Portfolio; Financial Investors Variable Insurance Trust – Class II Ibbotson Conservative ETF Asset Allocation Portfolio; Financial Investors Variable Insurance Trust – Class II Ibbotson Growth ETF Asset Allocation Portfolio; Financial Investors Variable Insurance Trust – Class II Ibbotson Income/Growth ETF Asset Allocation Portfolio; Franklin Templeton Variable Insurance Products Trust – Class 2 Foreign Securities Fund; Van Kampen – The Universal Institutional Funds, Inc. – Class I Mid-Cap Growth Portfolio; Wilshire Variable Insurance Trust 2010 Moderate Fund; Wilshire Variable Insurance Trust 2015 Moderate Fund; Wilshire Variable Insurance Trust 2025 Moderate Fund; Wilshire Variable Insurance Trust 2035 Moderate Fund; Wilshire Variable Insurance Trust 2045 Moderate Fund.

11

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(1)	ORGANIZATION — Continued

AIM Variable Insurance Funds – Series I Shares Small Company Growth Fund sub-account was merged into the AIM Variable Insurance Funds – Series I Shares Small Cap Equity Fund sub-account on April 30, 2007 by AIM Variable Insurance Funds.

The Timothy Partners, Ltd. – Variable Series Small Cap Fund was closed effective October 31, 2007 by The Timothy Partners, Ltd.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior year amounts to conform to the current year’s presentation.

Fair Value Measurements

Effective January 1, 2008, the Account adopted Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements.” SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standard establishes a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Account’s assumptions about the assumptions market participants would use in pricing the asset or liability. Adoption of SFAS 157 had no effect on the recorded amounts of the assets in the Account.

The framework established in SFAS 157 for measuring fair value is based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from valuation techniques in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The Account’s investments in the sub-accounts are valued within the above SFAS 157 fair value hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.

12

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES — Continued

Investments

Investments are stated at the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

13

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(3) PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES
The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2008 Statements of Changes in Net Assets for applicable periods) December 31, 2008, are as follows:

	2008
	Cost of	Proceeds
	Purchases	from Sales
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	$1,918,420	$2,147,274
Core Equity Fund	710,857	1,423,116
Dynamics Fund	46,181	364,498
Financial Services Fund	471,721	342,103
Global Health Care Fund	1,131,523	655,344
High Yield Fund	773,021	962,906
Small Cap Equity Fund	808,632	558,066
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	468,334	1,230,181
Mid Cap Value Fund	469,457	2,717,759
Ultra Fund	1,112,887	853,010
Vista Fund	2,140,139	2,596,670
Calamos Advisors Trust:
Growth and Income Portfolio	675,447	154,958
Davis Variable Account Fund, Inc.:
Value Portfolio	1,180,405	101,874
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	296,246	850,198
Stock Index Fund, Inc.	2,438,709	7,768,617
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	245,959	1,474,120
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	113,584	74,108
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	1,484,022	2,498,281
Developing Leaders Portfolio	801,917	1,449,858
Growth and Income Portfolio	849,676	1,206,622
Money Market Portfolio	3,437,478	4,730,067
DWS Investments VIT Funds — Class A:
Small Cap Index	754,779	2,048,410
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	733,570	211,080
Ibbotson Conservative ETF Asset Allocation Portfolio	649,560	198,437
Ibbotson Growth ETF Asset Allocation Portfolio	1,184,076	214,715
Ibbotson Income/Growth ETF Asset Allocation Portfolio	356,420	112,605
Franklin Templeton Variable Insurance Products Trust — Class 2:
Foreign Securities Fund	657,956	261,183
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	6,617,347	8,627,369
Forty Portfolio	2,296,241	2,149,100
International Growth Portfolio	7,657,866	5,495,466
Large Cap Growth Portfolio	573,820	2,715,537
Mid Cap Growth Portfolio	1,374,521	2,813,859
Worldwide Growth Portfolio	314,119	2,313,219
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	466,666	1,032,249
Capital Appreciation Fund	843,854	559,160
Main Street Fund	663,426	970,086
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	3,458,889	1,293,547
Total Return Portfolio	3,101,055	649,257
Timothy Partners, Ltd — Variable Series.:
Conservative Growth Fund	451,213	1,688,639
Strategic Growth Fund	794,810	1,452,355
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	1,412,672	3,263,570
Mid-Cap Growth Portfolio	468,581	126,423
U.S. Mid Cap Value Portfolio	3,604,843	2,854,471
U.S. Real Estate Portfolio	4,978,972	3,327,644
Value Portfolio	2,470,784	3,185,205
Wilshire Variable Insurance Trust:
2010 Moderate Fund	169,324	153,755
2015 Moderate Fund	415,894	119,922
2025 Moderate Fund	195,623	69,653
2035 Moderate Fund	217,777	8,224
2045 Moderate Fund	82,819	109,664

14

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(4)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-account’s, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2008:

1.65% Series Contracts	$503
1.50% Series Contracts	13,730
1.40% Series Contracts	5,238,681
1.25% Series Contracts	45,298
1.10% Series Contracts	28,983
0.95% Series Contracts	2,049
0.75% Series Contracts	18,151

$5,347,395

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $483,403 for the year ended December 31, 2008.

(5)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

15

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund - 1.50% series contract	6,070.414	306.004	2,113.193	4,263.225
Capital Development Fund - 1.40% series contract	1,085,589.211	179,222.459	317,916.232	946,895.438
Capital Development Fund - 1.25% series contract	2,704.439	798.305	1.474	3,501.270
Capital Development Fund - 1.10% series contract	5,721.311	3,605.365	1,221.814	8,104.862
Capital Development Fund - 0.95% series contract	89.361	1,537.721	64.293	1,562.789
Capital Development Fund - 0.75% series contract	15,559.952	6,109.184	3,528.162	18,140.974
Core Equity Fund - 1.40% series contract	807,450.262	117,190.211	187,260.543	737,379.930
Core Equity Fund - 1.25% series contract	1,668.932	146.004	4.373	1,810.563
Core Equity Fund - 1.10% series contract	4,107.964	1,461.631	257.374	5,312.221
Core Equity Fund - 0.95% series contract	15.286	46.124	0.000	61.410
Core Equity Fund - 0.75% series contract	559.770	116.355	430.126	245.999
Dynamics Fund - 1.50% series contract	173.124	17.156	1.762	188.518
Dynamics Fund - 1.40% series contract	91,372.086	39,269.049	74,920.780	55,720.355
Dynamics Fund - 0.95% series contract	112.020	36.438	1.234	147.224
Dynamics Fund - 0.75% series contract	137.993	0.000	0.010	137.983
Financial Services Fund - 1.50% series contract	876.437	0.000	0.000	876.437
Financial Services Fund - 1.40% series contract	160,195.947	72,804.732	66,618.086	166,382.593
Financial Services Fund - 1.25% series contract	3,256.818	2,646.307	69.064	5,834.061
Financial Services Fund - 1.10% series contract	1,986.127	3,200.221	2,639.391	2,546.957
Financial Services Fund - 0.95% series contract	148.794	75.907	2.541	222.160
Financial Services Fund - 0.75% series contract	627.399	232.907	34.378	825.928
Global Health Care Fund - 1.50% series contract	1,501.510	0.404	0.807	1,501.107
Global Health Care Fund - 1.40% series contract	335,033.531	91,402.913	112,685.688	313,750.756
Global Health Care Fund - 1.25% series contract	4,039.469	169.479	60.765	4,148.183
Global Health Care Fund - 1.10% series contract	1,151.691	197.752	156.034	1,193.409
Global Health Care Fund - 0.95% series contract	452.451	268.278	4.138	716.591
Global Health Care Fund - 0.75% series contract	10,174.312	1,957.174	2,011.345	10,120.141
High Yield Fund - 1.50% series contract	1,002.991	0.000	1,002.991	0.000
High Yield Fund - 1.40% series contract	246,721.437	98,103.319	129,631.843	215,192.913
High Yield Fund - 1.25% series contract	8,916.748	505.447	775.495	8,646.700
High Yield Fund - 1.10% series contract	304.725	33.400	138.649	199.476
High Yield Fund - 0.95% series contract	232.319	71.486	2.541	301.264
High Yield Fund - 0.75% series contract	844.287	51.047	727.904	167.430
Small Cap Equity Fund - 1.50% series contract	299.089	340.033	639.122	0.000
Small Cap Equity Fund - 1.40% series contract	199,548.559	112,627.811	90,557.208	221,619.162
Small Cap Equity Fund - 1.25% series contract	6,370.782	940.982	1,723.325	5,588.439
Small Cap Equity Fund - 1.10% series contract	2,251.030	92.880	208.233	2,135.677
Small Cap Equity Fund - 0.95% series contract	83.231	167.346	0.000	250.577
Small Cap Equity Fund - 0.75% series contract	4,703.400	1,375.320	1,108.801	4,969.919
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund - 1.50% series contract	132.473	0.000	117.763	14.710
Large Company Value Fund - 1.40% series contract	382,937.244	61,598.641	151,743.409	292,792.476
Large Company Value Fund - 1.25% series contract	22,366.355	2,383.127	2,026.697	22,722.785
Large Company Value Fund - 1.10% series contract	562.471	234.666	210.859	586.278
Large Company Value Fund - 0.95% series contract	161.673	53.022	1.886	212.809
Large Company Value Fund - 0.75% series contract	679.354	433.542	411.200	701.696
Mid Cap Value Fund - 1.50% series contract	2,880.335	73.064	3.448	2,949.951
Mid Cap Value Fund - 1.40% series contract	824,409.192	116,625.970	297,458.460	643,576.702
Mid Cap Value Fund - 1.25% series contract	20,787.735	1,558.305	1,481.546	20,864.494
Mid Cap Value Fund - 1.10% series contract	1,978.442	185.118	35.039	2,128.521
Mid Cap Value Fund - 0.75% series contract	5,045.823	1,501.209	846.361	5,700.671
Ultra Fund - 1.65% series contract	456.300	0.000	1.266	455.034
Ultra Fund - 1.50% series contract	1,432.106	517.893	61.769	1,888.230
Ultra Fund - 1.40% series contract	575,813.493	68,608.698	125,781.193	518,640.998
Ultra Fund - 1.25% series contract	36.573	23.612	0.000	60.185
Ultra Fund - 1.10% series contract	7,031.090	352.614	54.366	7,329.338
Ultra Fund - 0.95% series contract	130.840	167.109	0.000	297.949
Ultra Fund - 0.75% series contract	1,876.658	148.785	107.734	1,917.709
Vista Fund - 1.50% series contract	680.863	1,474.702	866.166	1,289.399
Vista Fund - 1.40% series contract	915,985.190	279,542.277	369,175.362	826,352.105
Vista Fund - 1.25% series contract	2,847.514	1,082.791	47.328	3,882.977
Vista Fund - 1.10% series contract	8,152.670	1,261.022	1,087.340	8,326.352
Vista Fund - 0.95% series contract	192.517	37.802	29.052	201.267
Vista Fund - 0.75% series contract	12,565.904	1,805.082	632.013	13,738.973
Calamos Advisors Trust:
Growth and Income Portfolio - 1.40% series contract	51,983.045	99,910.983	40,494.054	111,399.974
Growth and Income Portfolio - 1.25% series contract	1,033.447	26.924	0.856	1,059.515
Growth and Income Portfolio - 1.10% series contract	230.905	796.899	598.188	429.616
Growth and Income Portfolio - 0.75% series contract	0.000	1,088.397	489.869	598.528
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.50% series contract	0.000	1,063.140	0.000	1,063.140
Value Portfolio - 1.40% series contract	36,509.854	165,450.534	47,739.902	154,220.486
Value Portfolio - 1.25% series contract	0.000	546.159	0.000	546.159
Value Portfolio - 1.10% series contract	13.838	1,029.996	98.452	945.382
Value Portfolio - 0.95% series contract	0.000	1,234.212	3.913	1,230.299
Value Portfolio - 0.75% series contract	0.000	2,848.939	1,236.743	1,612.196

16

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc. - 1.50% series contract	570.216	0.000	1.085	569.131
Socially Responsible Growth Fund, Inc. - 1.40% series contract	630,147.828	66,819.976	117,879.667	579,088.137
Socially Responsible Growth Fund, Inc. - 1.10% series contract	6,547.156	1,209.299	40.743	7,715.712
Socially Responsible Growth Fund, Inc. - 0.75% series contract	3,703.507	772.935	421.193	4,055.249
Stock Index Fund, Inc. - 1.65% series contract	347.620	0.000	0.955	346.665
Stock Index Fund, Inc. - 1.50% series contract	7,225.071	196.138	1,417.453	6,003.756
Stock Index Fund, Inc. - 1.40% series contract	3,792,658.208	557,867.642	993,924.547	3,356,601.303
Stock Index Fund, Inc. - 1.25% series contract	14,254.308	3,273.679	2,968.941	14,559.046
Stock Index Fund, Inc. - 1.10% series contract	8,643.223	5,473.346	870.673	13,245.896
Stock Index Fund, Inc. - 0.95% series contract	1,009.877	2,546.789	102.345	3,454.321
Stock Index Fund, Inc. - 0.75% series contract	18,424.198	4,768.613	5,072.725	18,120.086
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio - 1.50% series contract	699.274	0.314	1.215	698.373
Technology Growth Portfolio - 1.40% series contract	1,154,532.874	112,096.195	215,330.285	1,051,298.784
Technology Growth Portfolio - 1.25% series contract	1,422.794	3.535	54.749	1,371.580
Technology Growth Portfolio - 1.10% series contract	4,614.070	384.672	86.391	4,912.351
Technology Growth Portfolio - 0.95% series contract	568.074	250.808	32.489	786.393
Technology Growth Portfolio - 0.75% series contract	2,613.785	215.753	342.722	2,486.816
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio - 1.40% series contract	1,976.759	13,280.124	9,202.213	6,054.670
MidCap Stock Portfolio - 1.10% series contract	0.000	359.926	359.926	0.000
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio - 1.50% series contract	686.696	0.000	432.158	254.538
Appreciation Portfolio - 1.40% series contract	863,904.016	124,802.933	280,130.879	708,576.070
Appreciation Portfolio - 1.25% series contract	18,684.059	3,761.756	942.172	21,503.643
Appreciation Portfolio - 1.10% series contract	3,664.796	731.816	475.196	3,921.416
Appreciation Portfolio - 0.95% series contract	17.568	32.269	19.173	30.664
Appreciation Portfolio - 0.75% series contract	6,332.276	1,910.503	2,479.086	5,763.693
Developing Leaders Portfolio - 1.50% series contract	2,192.803	519.787	562.150	2,150.440
Developing Leaders Portfolio - 1.40% series contract	683,423.829	101,490.903	192,362.573	592,552.159
Developing Leaders Portfolio - 1.25% series contract	8,382.687	379.457	60.854	8,701.290
Developing Leaders Portfolio - 1.10% series contract	3,292.355	275.351	138.055	3,429.651
Developing Leaders Portfolio - 0.95% series contract	635.120	253.692	244.611	644.201
Developing Leaders Portfolio - 0.75% series contract	4,504.824	3,619.178	2,221.343	5,902.659
Growth and Income Portfolio - 1.50% series contract	305.898	86.499	4.109	388.288
Growth and Income Portfolio - 1.40% series contract	484,210.513	43,150.287	129,767.450	397,593.350
Growth and Income Portfolio - 1.25% series contract	12,648.857	0.162	573.050	12,075.969
Growth and Income Portfolio - 1.10% series contract	3,131.987	585.546	113.654	3,603.879
Growth and Income Portfolio - 0.95% series contract	4.044	0.000	0.000	4.044
Growth and Income Portfolio - 0.75% series contract	6,647.698	2,095.540	1,807.615	6,935.623
Money Market Portfolio - 1.50% series contract	2,283.013	424.240	13.287	2,693.966
Money Market Portfolio - 1.40% series contract	7,980,519.294	3,969,635.156	5,056,056.355	6,894,098.095
Money Market Portfolio - 1.25% series contract	5,805.780	1,202.788	5,947.925	1,060.643
Money Market Portfolio - 1.10% series contract	35,610.229	9,644.033	6,948.640	38,305.622
Money Market Portfolio - 0.95% series contract	7.177	4,075.813	798.859	3,284.131
Money Market Portfolio - 0.75% series contract	105,591.754	13,419.873	53,744.864	65,266.763
DWS Investments VIT Funds — Class A:
Small Cap Index Fund - 1.50% series contract	680.335	10.402	489.557	201.180
Small Cap Index Fund - 1.40% series contract	419,825.549	64,192.050	184,899.723	299,117.876
Small Cap Index Fund - 1.25% series contract	794.212	48.164	747.675	94.701
Small Cap Index Fund - 1.10% series contract	153.623	105.870	42.108	217.385
Small Cap Index Fund - 0.95% series contract	103.383	130.204	0.722	232.865
Small Cap Index Fund - 0.75% series contract	1,126.528	382.618	454.406	1,054.740
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	48,022.988	91,063.692	31,850.551	107,236.129
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.10% series contract	801.436	256.058	6.344	1,051.150
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.75% series contract	0.000	813.130	365.334	447.796
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	12,429.371	70,163.140	24,881.357	57,711.154
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.10% series contract	798.961	268.476	15.405	1,052.032
Ibbotson Conservative ETF Asset Allocation Portfolio - 0.75% series contract	0.000	23.755	2.058	21.697
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	55,891.199	159,750.688	52,653.732	162,988.155
Ibbotson Growth ETF Asset Allocation Portfolio - 1.10% series contract	805.328	253.480	0.000	1,058.808
Ibbotson Growth ETF Asset Allocation Portfolio - 0.95% series contract	0.000	4,389.235	0.000	4,389.235
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.40% series contract	9,987.815	44,089.939	18,715.373	35,362.381
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.25% series contract	135.521	37.675	1.206	171.990
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.10% series contract	805.937	496.850	0.000	1,302.787
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 0.95% series contract	0.000	18.461	0.000	18.461
Franklin Templeton Variable Insurance Products Trust — Class 2:
Foreign Securities Fund - 1.40% series contract	40,534.202	74,611.747	43,623.926	71,522.023
Foreign Securities Fund - 1.25% series contract	1,028.647	558.798	6.751	1,580.694
Foreign Securities Fund - 1.10% series contract	798.561	2,330.046	392.614	2,735.993
Foreign Securities Fund - 0.95% series contract	22.401	164.742	13.508	173.635
Foreign Securities Fund - 0.75% series contract	1,186.991	702.904	149.689	1,740.206

17

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
Janus Aspen Series — Institutional Shares:
Balanced Portfolio - 1.65% series contract	648.850	0.000	1.353	647.497
Balanced Portfolio - 1.50% series contract	7,609.358	675.007	1,645.052	6,639.313
Balanced Portfolio - 1.40% series contract	2,407,948.228	412,178.052	713,605.141	2,106,521.139
Balanced Portfolio - 1.25% series contract	33,950.614	3,287.860	1,976.087	35,262.387
Balanced Portfolio - 1.10% series contract	9,247.980	3,110.080	1,858.523	10,499.537
Balanced Portfolio - 0.95% series contract	130.164	44.016	23.410	150.770
Balanced Portfolio - 0.75% series contract	5,626.001	3,234.764	2,540.943	6,319.822
Forty Portfolio - 1.50% series contract	3,202.209	1,144.373	130.037	4,216.545
Forty Portfolio - 1.40% series contract	1,180,450.358	360,456.176	364,824.773	1,176,081.761
Forty Portfolio - 1.25% series contract	12,691.603	1,583.055	360.270	13,914.388
Forty Portfolio - 1.10% series contract	6,304.616	559.539	79.255	6,784.900
Forty Portfolio - 0.95% series contract	249.918	22.193	7.115	264.996
Forty Portfolio - 0.75% series contract	8,199.026	16,241.270	5,181.462	19,258.834
International Growth Portfolio - 1.50% series contract	894.492	775.254	774.934	894.812
International Growth Portfolio - 1.40% series contract	1,193,428.967	383,992.333	500,964.633	1,076,456.667
International Growth Portfolio - 1.25% series contract	22,978.545	2,954.406	1,443.297	24,489.654
International Growth Portfolio - 1.10% series contract	8,914.364	3,128.114	794.211	11,248.267
International Growth Portfolio - 0.95% series contract	426.772	1,949.791	179.595	2,196.968
International Growth Portfolio - 0.75% series contract	6,981.651	3,854.228	1,407.180	9,428.699
Large Cap Growth Portfolio - 1.50% series contract	1,818.811	169.453	45.614	1,942.650
Large Cap Growth Portfolio - 1.40% series contract	1,451,223.867	141,537.477	304,828.291	1,287,933.053
Large Cap Growth Portfolio - 1.25% series contract	6,409.562	1,142.269	228.256	7,323.575
Large Cap Growth Portfolio - 1.10% series contract	7,515.669	306.555	303.453	7,518.771
Large Cap Growth Portfolio - 0.95% series contract	3.892	0.000	0.000	3.892
Large Cap Growth Portfolio - 0.75% series contract	2,956.246	697.915	608.633	3,045.528
Mid Cap Growth Portfolio - 1.50% series contract	1,071.494	233.449	61.346	1,243.597
Mid Cap Growth Portfolio - 1.40% series contract	959,193.271	112,536.183	227,688.215	844,041.239
Mid Cap Growth Portfolio - 1.25% series contract	601.710	101.683	76.369	627.024
Mid Cap Growth Portfolio - 1.10% series contract	11,623.480	551.692	811.535	11,363.637
Mid Cap Growth Portfolio - 0.95% series contract	223.145	49.465	27.756	244.854
Mid Cap Growth Portfolio - 0.75% series contract	2,835.597	548.821	954.093	2,430.325
Worldwide Growth Portfolio - 1.50% series contract	2,332.385	273.641	14.425	2,591.601
Worldwide Growth Portfolio - 1.40% series contract	1,161,307.113	81,747.773	234,790.082	1,008,264.804
Worldwide Growth Portfolio - 1.25% series contract	9,914.578	0.119	302.147	9,612.550
Worldwide Growth Portfolio - 1.10% series contract	6,328.041	380.674	554.942	6,153.773
Worldwide Growth Portfolio - 0.95% series contract	214.662	25.108	0.910	238.860
Worldwide Growth Portfolio - 0.75% series contract	2,734.959	467.941	11.395	3,191.505
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund - 1.50% series contract	5,748.165	1,215.404	133.252	6,830.317
Balanced Fund - 1.40% series contract	264,436.247	46,949.566	125,546.272	185,839.541
Balanced Fund - 1.25% series contract	5,092.145	610.732	79.427	5,623.450
Balanced Fund - 1.10% series contract	3,049.914	856.060	1,256.319	2,649.655
Balanced Fund - 0.95% series contract	461.906	727.737	242.993	946.650
Balanced Fund - 0.75% series contract	3,170.208	399.371	0.000	3,569.579
Capital Appreciation Fund - 1.50% series contract	712.676	905.966	712.682	905.960
Capital Appreciation Fund - 1.40% series contract	209,919.379	171,744.520	150,075.061	231,588.838
Capital Appreciation Fund - 1.25% series contract	416.865	412.021	6.310	822.576
Capital Appreciation Fund - 1.10% series contract	1,621.643	563.422	1,006.879	1,178.186
Capital Appreciation Fund - 0.95% series contract	199.412	1,160.362	48.701	1,311.073
Capital Appreciation Fund - 0.75% series contract	5,806.126	3,820.781	2,259.082	7,367.825
Main Street Fund - 1.50% series contract	705.457	0.000	705.457	0.000
Main Street Fund - 1.40% series contract	217,168.911	122,183.065	169,403.208	169,948.768
Main Street Fund - 1.25% series contract	2,329.317	1,687.361	2,004.077	2,012.601
Main Street Fund - 1.10% series contract	2,639.277	3,625.960	830.238	5,434.999
Main Street Fund - 0.95% series contract	32.319	1,858.477	42.904	1,847.892
Main Street Fund - 0.75% series contract	1,512.291	2,263.029	62.880	3,712.440
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio - 1.50% series contract	776.634	589.769	776.640	589.763
Real Return Portfolio - 1.40% series contract	207,278.006	449,055.549	276,855.978	379,477.577
Real Return Portfolio - 1.10% series contract	2,829.432	3,292.034	3,348.563	2,772.903
Real Return Portfolio - 0.75% series contract	199.235	3,488.441	710.035	2,977.641
Total Return Portfolio - 1.50% series contract	778.595	527.368	778.603	527.360
Total Return Portfolio - 1.40% series contract	238,092.027	368,602.675	182,709.235	423,985.467
Total Return Portfolio - 1.25% series contract	1,205.180	1,376.219	3.653	2,577.746
Total Return Portfolio - 1.10% series contract	2,086.449	4,191.423	678.218	5,599.654
Total Return Portfolio - 0.95% series contract	71.404	4,167.132	816.452	3,422.084
Total Return Portfolio - 0.75% series contract	933.906	1,988.447	522.144	2,400.209

18

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2008	Purchased	Redeemed	12/31/2008
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund - 1.50% series contract	10,816.707	36.587	4.552	10,848.742
Conservative Growth Fund - 1.40% series contract	455,222.276	32,434.502	166,243.958	321,412.820
Conservative Growth Fund - 1.10% series contract	13.418	0.000	0.210	13.208
Conservative Growth Fund - 0.75% series contract	4,102.160	313.972	2,120.894	2,295.238
Strategic Growth Fund - 1.50% series contract	208.850	38.729	1.900	245.679
Strategic Growth Fund - 1.40% series contract	518,810.234	65,336.244	172,061.915	412,084.563
Strategic Growth Fund - 0.75% series contract	225.416	55.214	2.639	277.991
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio - 1.50% series contract	4,585.761	303.031	1,379.775	3,509.017
Core Plus Fixed Income Portfolio - 1.40% series contract	790,109.961	181,222.129	338,164.588	633,167.502
Core Plus Fixed Income Portfolio - 1.25% series contract	19,565.182	2,795.250	761.987	21,598.445
Core Plus Fixed Income Portfolio - 1.10% series contract	3,609.600	1,098.100	398.412	4,309.288
Core Plus Fixed Income Portfolio - 0.95% series contract	2.990	1,258.973	207.969	1,053.994
Core Plus Fixed Income Portfolio - 0.75% series contract	8,443.460	2,589.932	3,870.045	7,163.347
Mid-Cap Growth Portfolio - 1.50% series contract	0.000	958.199	478.480	479.719
Mid-Cap Growth Portfolio - 1.40% series contract	24,266.882	49,607.404	26,781.698	47,092.588
Mid-Cap Growth Portfolio - 1.25% series contract	0.000	24.374	0.000	24.374
Mid-Cap Growth Portfolio - 1.10% series contract	46.682	316.695	0.000	363.377
Mid-Cap Growth Portfolio - 0.95% series contract	0.688	20.559	0.000	21.247
Mid-Cap Growth Portfolio - 0.75% series contract	0.000	665.026	243.849	421.177
U.S. Mid Cap Value Portfolio - 1.65% series contract	418.774	0.000	0.708	418.066
U.S. Mid Cap Value Portfolio - 1.50% series contract	2,365.719	72.436	392.400	2,045.755
U.S. Mid Cap Value Portfolio - 1.40% series contract	546,047.920	99,990.876	216,348.705	429,690.091
U.S. Mid Cap Value Portfolio - 1.25% series contract	4,293.194	526.557	30.471	4,789.280
U.S. Mid Cap Value Portfolio - 1.10% series contract	5,239.508	1,138.480	931.119	5,446.869
U.S. Mid Cap Value Portfolio - 0.95% series contract	396.489	467.255	137.428	726.316
U.S. Mid Cap Value Portfolio - 0.75% series contract	3,948.681	1,115.540	595.336	4,468.885
U.S. Real Estate Portfolio - 1.50% series contract	625.320	0.000	515.167	110.153
U.S. Real Estate Portfolio - 1.40% series contract	439,009.316	82,866.948	171,796.482	350,079.782
U.S. Real Estate Portfolio - 1.25% series contract	6,909.522	1,308.868	921.898	7,296.492
U.S. Real Estate Portfolio - 1.10% series contract	4,628.248	1,462.767	1,028.633	5,062.382
U.S. Real Estate Portfolio - 0.95% series contract	214.591	379.473	139.928	454.136
U.S. Real Estate Portfolio - 0.75% series contract	3,866.750	752.300	1,624.059	2,994.991
Value Portfolio - 1.50% series contract	1,168.560	297.833	1,040.632	425.761
Value Portfolio - 1.40% series contract	789,939.565	157,843.200	351,526.578	596,256.187
Value Portfolio - 1.25% series contract	3,456.598	509.304	9.904	3,955.998
Value Portfolio - 1.10% series contract	3,986.655	3,533.751	745.269	6,775.137
Value Portfolio - 0.95% series contract	279.735	824.003	243.420	860.318
Value Portfolio - 0.75% series contract	4,173.943	1,741.299	263.028	5,652.214
Wilshire Variable Insurance Trust:
2010 Moderate Fund - 1.40% series contract	29.765	18,448.766	18,478.531	0.000
2010 Moderate Fund - 1.10% series contract	281.096	414.902	695.998	0.000
2015 Moderate Fund - 1.40% series contract	17,496.921	45,667.272	16,693.655	46,470.538
2015 Moderate Fund - 1.10% series contract	1,962.408	2,661.642	316.569	4,307.481
2015 Moderate Fund - 0.95% series contract	687.173	1,789.685	78.677	2,398.181
2025 Moderate Fund - 1.40% series contract	8,817.071	10,663.802	8,500.084	10,980.789
2025 Moderate Fund - 1.25% series contract	107.599	417.082	0.000	524.681
2025 Moderate Fund - 1.10% series contract	6,305.373	12,908.332	2,756.370	16,457.335
2025 Moderate Fund - 0.75% series contract	0.000	571.421	256.622	314.799
2035 Moderate Fund - 1.40% series contract	3,691.070	20,962.412	3,770.776	20,882.706
2035 Moderate Fund - 1.10% series contract	4,746.712	10,873.546	479.204	15,141.054
2035 Moderate Fund - 0.75% series contract	0.000	506.673	0.000	506.673
2045 Moderate Fund - 1.40% series contract	7,633.978	12,656.536	20,290.514	0.000
2045 Moderate Fund - 1.10% series contract	1,554.251	2,581.586	4,135.837	0.000

19

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2007	Purchased	Redeemed	12/31/2007
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund - 1.50% series contract	6,310.413	297.907	537.906	6,070.414
Capital Development Fund - 1.40% series contract	1,168,401.050	166,505.262	249,317.101	1,085,589.211
Capital Development Fund - 1.25% series contract	3,263.486	438.678	997.725	2,704.439
Capital Development Fund - 1.10% series contract	6,948.243	718.501	1,945.433	5,721.311
Capital Development Fund - 0.95% series contract	30.786	159.293	100.718	89.361
Capital Development Fund - 0.75% series contract	13,889.446	4,993.074	3,322.568	15,559.952
Core Equity Fund - 1.40% series contract	946,182.515	108,022.144	246,754.397	807,450.262
Core Equity Fund - 1.25% series contract	1,519.271	149.661	0.000	1,668.932
Core Equity Fund - 1.10% series contract	3,675.733	1,046.649	614.418	4,107.964
Core Equity Fund - 0.95% series contract	0.000	15.286	0.000	15.286
Core Equity Fund - 0.75% series contract	481.069	78.701	0.000	559.770
Dynamics Fund - 1.50% series contract	157.523	15.906	0.305	173.124
Dynamics Fund - 1.40% series contract	105,073.806	5,397.936	19,099.656	91,372.086
Dynamics Fund - 0.95% series contract	88.031	23.989	0.000	112.020
Dynamics Fund - 0.75% series contract	122.199	15.794	0.000	137.993
Financial Services Fund - 1.50% series contract	876.437	0.000	0.000	876.437
Financial Services Fund - 1.40% series contract	177,386.400	37,645.347	54,835.800	160,195.947
Financial Services Fund - 1.25% series contract	3,143.486	118.882	5.550	3,256.818
Financial Services Fund - 1.10% series contract	2,490.821	1,253.499	1,758.193	1,986.127
Financial Services Fund - 0.95% series contract	112.573	36.221	0.000	148.794
Financial Services Fund - 0.75% series contract	2,974.384	270.859	2,617.844	627.399
Global Health Care Fund - 1.50% series contract	1,501.864	0.000	0.354	1,501.510
Global Health Care Fund - 1.40% series contract	367,788.244	52,251.419	85,006.132	335,033.531
Global Health Care Fund - 1.25% series contract	3,860.272	474.814	295.617	4,039.469
Global Health Care Fund - 1.10% series contract	1,104.143	214.810	167.262	1,151.691
Global Health Care Fund - 0.95% series contract	305.222	147.229	0.000	452.451
Global Health Care Fund - 0.75% series contract	9,669.402	1,950.043	1,445.133	10,174.312
High Yield Fund - 1.50% series contract	1,002.991	0.000	0.000	1,002.991
High Yield Fund - 1.40% series contract	336,558.419	62,286.075	152,123.057	246,721.437
High Yield Fund - 1.25% series contract	6,170.179	4,211.725	1,465.156	8,916.748
High Yield Fund - 1.10% series contract	257.915	46.810	0.000	304.725
High Yield Fund - 0.95% series contract	176.048	56.271	0.000	232.319
High Yield Fund - 0.75% series contract	896.818	61.550	114.081	844.287
Small Cap Equity Fund - 1.50% series contract	940.773	325.412	967.096	299.089
Small Cap Equity Fund - 1.40% series contract	59,594.167	186,752.591	46,798.199	199,548.559
Small Cap Equity Fund - 1.25% series contract	1,809.113	5,035.106	473.437	6,370.782
Small Cap Equity Fund - 1.10% series contract	552.133	2,095.923	397.026	2,251.030
Small Cap Equity Fund - 0.95% series contract	0.000	83.231	0.000	83.231
Small Cap Equity Fund - 0.75% series contract	447.990	4,526.938	271.528	4,703.400
Small Company Growth Fund - 1.50% series contract	288.452	25.989	314.441	0.000
Small Company Growth Fund - 1.40% series contract	145,499.534	11,002.383	156,501.917	0.000
Small Company Growth Fund - 1.25% series contract	3,449.366	1,348.428	4,797.794	0.000
Small Company Growth Fund - 1.10% series contract	2,285.979	48.760	2,334.739	0.000
Small Company Growth Fund - 0.75% series contract	4,110.972	333.263	4,444.235	0.000
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund - 1.50% series contract	1,522.201	0.000	1,389.728	132.473
Large Company Value Fund - 1.40% series contract	420,902.275	98,123.639	136,088.670	382,937.244
Large Company Value Fund - 1.25% series contract	18,866.080	3,662.977	162.702	22,366.355
Large Company Value Fund - 1.10% series contract	280.955	329.676	48.160	562.471
Large Company Value Fund - 0.95% series contract	125.863	35.810	0.000	161.673
Large Company Value Fund - 0.75% series contract	582.549	261.481	164.676	679.354
Mid Cap Value Fund - 1.50% series contract	2,820.049	61.614	1.328	2,880.335
Mid Cap Value Fund - 1.40% series contract	911,824.088	115,009.167	202,424.063	824,409.192
Mid Cap Value Fund - 1.25% series contract	17,345.331	5,283.764	1,841.360	20,787.735
Mid Cap Value Fund - 1.10% series contract	2,031.092	211.974	264.624	1,978.442
Mid Cap Value Fund - 0.75% series contract	4,798.742	2,748.334	2,501.253	5,045.823
Ultra Fund - 1.65% series contract	457.152	0.000	0.852	456.300
Ultra Fund - 1.50% series contract	1,833.836	221.998	623.728	1,432.106
Ultra Fund - 1.40% series contract	707,542.380	64,555.574	196,284.461	575,813.493
Ultra Fund - 1.25% series contract	0.000	36.573	0.000	36.573
Ultra Fund - 1.10% series contract	8,378.330	663.061	2,010.301	7,031.090
Ultra Fund - 0.95% series contract	485.952	56.707	411.819	130.840
Ultra Fund - 0.75% series contract	1,630.132	345.532	99.006	1,876.658
Vista Fund - 1.50% series contract	1,258.202	65.899	643.238	680.863
Vista Fund - 1.40% series contract	976,806.445	171,825.798	232,647.053	915,985.190
Vista Fund - 1.25% series contract	979.911	3,126.533	1,258.930	2,847.514
Vista Fund - 1.10% series contract	11,321.554	1,305.539	4,474.423	8,152.670
Vista Fund - 0.95% series contract	181.135	11.382	0.000	192.517
Vista Fund - 0.75% series contract	6,879.128	8,815.270	3,128.494	12,565.904
Calamos Advisors Trust:
Growth and Income Portfolio - 1.40% series contract	0.000	54,478.123	2,495.078	51,983.045
Growth and Income Portfolio - 1.25% series contract	0.000	1,033.447	0.000	1,033.447
Growth and Income Portfolio - 1.10% series contract	0.000	230.905	0.000	230.905
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.40% series contract	0.000	44,038.409	7,528.555	36,509.854
Value Portfolio - 1.10% series contract	0.000	13.838	0.000	13.838

20

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2007	Purchased	Redeemed	12/31/2007
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc. - 1.50% series contract	571.225	0.000	1.009	570.216
Socially Responsible Growth Fund, Inc. - 1.40% series contract	701,011.037	67,775.726	138,638.935	630,147.828
Socially Responsible Growth Fund, Inc. - 1.10% series contract	5,863.440	887.943	204.227	6,547.156
Socially Responsible Growth Fund, Inc. - 0.75% series contract	2,857.136	1,012.075	165.704	3,703.507
Stock Index Fund, Inc. - 1.65% series contract	348.268	0.000	0.648	347.620
Stock Index Fund, Inc. - 1.50% series contract	8,606.065	256.994	1,637.988	7,225.071
Stock Index Fund, Inc. - 1.40% series contract	4,190,418.249	415,256.352	813,016.393	3,792,658.208
Stock Index Fund, Inc. - 1.25% series contract	11,156.427	7,376.961	4,279.080	14,254.308
Stock Index Fund, Inc. - 1.10% series contract	7,744.043	2,766.091	1,866.911	8,643.223
Stock Index Fund, Inc. - 0.95% series contract	532.986	569.150	92.259	1,009.877
Stock Index Fund, Inc. - 0.75% series contract	14,298.329	4,765.102	639.233	18,424.198
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio - 1.50% series contract	836.015	8.278	145.019	699.274
Technology Growth Portfolio - 1.40% series contract	1,309,668.746	114,849.039	269,984.911	1,154,532.874
Technology Growth Portfolio - 1.25% series contract	1,372.144	57.592	6.942	1,422.794
Technology Growth Portfolio - 1.10% series contract	7,254.620	306.511	2,947.061	4,614.070
Technology Growth Portfolio - 0.95% series contract	493.194	107.582	32.702	568.074
Technology Growth Portfolio - 0.75% series contract	2,499.762	537.491	423.468	2,613.785
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio - 1.40% series contract	0.000	2,064.570	87.811	1,976.759
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio - 1.50% series contract	712.903	23.956	50.163	686.696
Appreciation Portfolio - 1.40% series contract	946,182.350	123,999.684	206,278.018	863,904.016
Appreciation Portfolio - 1.25% series contract	16,608.513	5,163.947	3,088.401	18,684.059
Appreciation Portfolio - 1.10% series contract	4,551.668	586.529	1,473.401	3,664.796
Appreciation Portfolio - 0.95% series contract	0.000	17.569	0.001	17.568
Appreciation Portfolio - 0.75% series contract	5,348.565	1,785.011	801.300	6,332.276
Developing Leaders Portfolio - 1.50% series contract	2,001.076	229.110	37.383	2,192.803
Developing Leaders Portfolio - 1.40% series contract	807,530.215	91,761.882	215,868.268	683,423.829
Developing Leaders Portfolio - 1.25% series contract	7,958.520	1,356.194	932.027	8,382.687
Developing Leaders Portfolio - 1.10% series contract	5,517.924	344.294	2,569.863	3,292.355
Developing Leaders Portfolio - 0.95% series contract	516.548	118.572	0.000	635.120
Developing Leaders Portfolio - 0.75% series contract	4,478.428	414.028	387.632	4,504.824
Growth and Income Portfolio - 1.50% series contract	5.035	324.413	23.550	305.898
Growth and Income Portfolio - 1.40% series contract	534,977.589	73,488.932	124,256.008	484,210.513
Growth and Income Portfolio - 1.25% series contract	12,161.716	492.011	4.870	12,648.857
Growth and Income Portfolio - 1.10% series contract	3,400.363	385.243	653.619	3,131.987
Growth and Income Portfolio - 0.95% series contract	0.000	4.044	0.000	4.044
Growth and Income Portfolio - 0.75% series contract	6,284.037	1,211.000	847.339	6,647.698
Money Market Portfolio - 1.50% series contract	3,051.950	770.867	1,539.804	2,283.013
Money Market Portfolio - 1.40% series contract	6,426,348.042	6,729,272.626	5,175,101.374	7,980,519.294
Money Market Portfolio - 1.25% series contract	1,045.886	6,200.523	1,440.629	5,805.780
Money Market Portfolio - 1.10% series contract	35,651.958	72,674.883	72,716.612	35,610.229
Money Market Portfolio - 0.95% series contract	0.000	7.177	0.000	7.177
Money Market Portfolio - 0.75% series contract	79,903.634	26,865.130	1,177.010	105,591.754
DWS Investments VIT Funds — Class A:
Small Cap Index Fund - 1.50% series contract	615.066	233.091	167.822	680.335
Small Cap Index Fund - 1.40% series contract	452,371.808	92,479.686	125,025.945	419,825.549
Small Cap Index Fund - 1.25% series contract	798.011	136.936	140.735	794.212
Small Cap Index Fund - 1.10% series contract	276.237	167.626	290.240	153.623
Small Cap Index Fund - 0.95% series contract	73.897	52.284	22.798	103.383
Small Cap Index Fund - 0.75% series contract	1,003.543	160.423	37.438	1,126.528
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	0.000	50,310.817	2,287.829	48,022.988
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.10% series contract	0.000	801.436	0.000	801.436
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	0.000	12,874.945	445.574	12,429.371
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.10% series contract	0.000	798.961	0.000	798.961
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	0.000	58,109.100	2,217.901	55,891.199
Ibbotson Growth ETF Asset Allocation Portfolio - 1.10% series contract	0.000	805.328	0.000	805.328
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.40% series contract	0.000	10,018.215	30.400	9,987.815
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.25% series contract	0.000	135.521	0.000	135.521
Ibbotson Income/Growth ETF Asset Allocation Portfolio - 1.10% series contract	0.000	805.937	0.000	805.937
Franklin Templeton Variable Insurance Products Trust — Class 2:
Foreign Securities Fund - 1.40% series contract	0.000	44,785.279	4,251.077	40,534.202
Foreign Securities Fund - 1.25% series contract	0.000	1,028.647	0.000	1,028.647
Foreign Securities Fund - 1.10% series contract	0.000	798.561	0.000	798.561
Foreign Securities Fund - 0.95% series contract	0.000	57.211	34.810	22.401
Foreign Securities Fund - 0.75% series contract	0.000	1,187.897	0.906	1,186.991

21

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2007	Purchased	Redeemed	12/31/2007
Janus Aspen Series — Institutional Shares:
Balanced Portfolio - 1.65% series contract	649.982	0.000	1.132	648.850
Balanced Portfolio - 1.50% series contract	6,361.876	1,970.790	723.308	7,609.358
Balanced Portfolio - 1.40% series contract	2,849,443.225	226,847.044	668,342.041	2,407,948.228
Balanced Portfolio - 1.25% series contract	31,326.242	5,740.269	3,115.897	33,950.614
Balanced Portfolio - 1.10% series contract	10,256.899	2,033.238	3,042.157	9,247.980
Balanced Portfolio - 0.95% series contract	38.089	92.075	0.000	130.164
Balanced Portfolio - 0.75% series contract	6,565.836	1,400.627	2,340.462	5,626.001
Forty Portfolio - 1.50% series contract	4,556.601	752.190	2,106.582	3,202.209
Forty Portfolio - 1.40% series contract	1,272,789.383	211,653.340	303,992.365	1,180,450.358
Forty Portfolio - 1.25% series contract	10,429.872	5,496.610	3,234.879	12,691.603
Forty Portfolio - 1.10% series contract	6,914.755	58.521	668.660	6,304.616
Forty Portfolio - 0.95% series contract	238.337	11.581	0.000	249.918
Forty Portfolio - 0.75% series contract	7,866.365	504.259	171.598	8,199.026
International Growth Portfolio - 1.50% series contract	1,771.310	58.876	935.694	894.492
International Growth Portfolio - 1.40% series contract	1,183,279.918	328,909.289	318,760.240	1,193,428.967
International Growth Portfolio - 1.25% series contract	19,213.077	6,794.529	3,029.061	22,978.545
International Growth Portfolio - 1.10% series contract	12,357.534	2,295.626	5,738.796	8,914.364
International Growth Portfolio - 0.95% series contract	56.867	440.838	70.933	426.772
International Growth Portfolio - 0.75% series contract	4,630.919	2,529.519	178.787	6,981.651
Large Cap Growth Portfolio - 1.50% series contract	1,925.851	280.388	387.428	1,818.811
Large Cap Growth Portfolio - 1.40% series contract	1,661,699.848	144,583.158	355,059.139	1,451,223.867
Large Cap Growth Portfolio - 1.25% series contract	5,554.950	1,984.009	1,129.397	6,409.562
Large Cap Growth Portfolio - 1.10% series contract	8,850.842	284.791	1,619.964	7,515.669
Large Cap Growth Portfolio - 0.95% series contract	0.000	3.892	0.000	3.892
Large Cap Growth Portfolio - 0.75% series contract	2,508.839	485.732	38.325	2,956.246
Mid Cap Growth Portfolio - 1.50% series contract	1,325.013	22.650	276.169	1,071.494
Mid Cap Growth Portfolio - 1.40% series contract	1,111,731.741	95,754.680	248,293.150	959,193.271
Mid Cap Growth Portfolio - 1.25% series contract	481.607	125.003	4.900	601.710
Mid Cap Growth Portfolio - 1.10% series contract	15,635.292	711.000	4,722.812	11,623.480
Mid Cap Growth Portfolio - 0.95% series contract	198.823	24.988	0.666	223.145
Mid Cap Growth Portfolio - 0.75% series contract	2,928.081	399.729	492.213	2,835.597
Worldwide Growth Portfolio - 1.50% series contract	2,270.609	108.559	46.783	2,332.385
Worldwide Growth Portfolio - 1.40% series contract	1,410,898.731	76,021.592	325,613.210	1,161,307.113
Worldwide Growth Portfolio - 1.25% series contract	9,745.222	572.685	403.329	9,914.578
Worldwide Growth Portfolio - 1.10% series contract	8,089.661	904.525	2,666.145	6,328.041
Worldwide Growth Portfolio - 0.95% series contract	198.036	16.626	0.000	214.662
Worldwide Growth Portfolio - 0.75% series contract	2,527.467	323.838	116.346	2,734.959
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund - 1.50% series contract	5,109.117	696.013	56.965	5,748.165
Balanced Fund - 1.40% series contract	284,653.565	64,932.355	85,149.673	264,436.247
Balanced Fund - 1.25% series contract	3,550.912	1,611.804	70.571	5,092.145
Balanced Fund - 1.10% series contract	2,173.335	1,227.432	350.853	3,049.914
Balanced Fund - 0.95% series contract	21.039	440.867	0.000	461.906
Balanced Fund - 0.75% series contract	2,850.419	326.582	6.793	3,170.208
Capital Appreciation Fund - 1.50% series contract	712.676	0.000	0.000	712.676
Capital Appreciation Fund - 1.40% series contract	206,005.347	48,354.399	44,440.367	209,919.379
Capital Appreciation Fund - 1.25% series contract	0.000	416.865	0.000	416.865
Capital Appreciation Fund - 1.10% series contract	1,085.611	815.699	279.667	1,621.643
Capital Appreciation Fund - 0.95% series contract	0.000	199.412	0.000	199.412
Capital Appreciation Fund - 0.75% series contract	2,292.609	3,513.517	0.000	5,806.126
Main Street Fund - 1.50% series contract	705.457	0.000	0.000	705.457
Main Street Fund - 1.40% series contract	188,104.597	86,476.265	57,411.951	217,168.911
Main Street Fund - 1.25% series contract	1,521.948	1,322.022	514.653	2,329.317
Main Street Fund - 1.10% series contract	2,240.578	847.782	449.083	2,639.277
Main Street Fund - 0.95% series contract	0.000	104.095	71.776	32.319
Main Street Fund - 0.75% series contract	53.947	1,459.348	1.004	1,512.291
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio - 1.50% series contract	776.634	0.000	0.000	776.634
Real Return Portfolio - 1.40% series contract	212,006.902	85,363.310	90,092.206	207,278.006
Real Return Portfolio - 1.10% series contract	4,352.416	2,173.579	3,696.563	2,829.432
Real Return Portfolio - 0.75% series contract	7.016	192.219	0.000	199.235
Total Return Portfolio - 1.50% series contract	778.595	0.000	0.000	778.595
Total Return Portfolio - 1.40% series contract	207,153.358	124,254.503	93,315.834	238,092.027
Total Return Portfolio - 1.25% series contract	972.190	232.990	0.000	1,205.180
Total Return Portfolio - 1.10% series contract	1,880.102	1,100.769	894.422	2,086.449
Total Return Portfolio - 0.95% series contract	0.000	241.839	170.435	71.404
Total Return Portfolio - 0.75% series contract	35.340	901.283	2.717	933.906

22

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2007	Purchased	Redeemed	12/31/2007
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund - 1.50% series contract	9,153.898	1,666.301	3.492	10,816.707
Conservative Growth Fund - 1.40% series contract	512,762.391	36,981.278	94,521.393	455,222.276
Conservative Growth Fund - 1.10% series contract	13.418	0.000	0.000	13.418
Conservative Growth Fund - 0.75% series contract	4,166.020	695.236	759.096	4,102.160
Small-Cap Fund - 1.50% series contract	976.759	0.300	977.059	0.000
Small-Cap Fund - 1.40% series contract	218,626.764	8,312.381	226,939.145	0.000
Small-Cap Fund - 1.10% series contract	1,655.833	79.098	1,734.931	0.000
Small-Cap Fund - 0.75% series contract	758.101	134.891	892.992	0.000
Strategic Growth Fund - 1.50% series contract	175.753	34.256	1.159	208.850
Strategic Growth Fund - 1.40% series contract	629,515.069	54,122.718	164,827.553	518,810.234
Strategic Growth Fund - 0.75% series contract	182.582	42.834	0.000	225.416
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio - 1.50% series contract	4,453.465	318.890	186.594	4,585.761
Core Plus Fixed Income Portfolio - 1.40% series contract	934,853.788	164,763.393	309,507.220	790,109.961
Core Plus Fixed Income Portfolio - 1.25% series contract	17,328.704	3,378.561	1,142.083	19,565.182
Core Plus Fixed Income Portfolio - 1.10% series contract	4,516.328	362.719	1,269.447	3,609.600
Core Plus Fixed Income Portfolio - 0.95% series contract	0.000	2.990	0.000	2.990
Core Plus Fixed Income Portfolio - 0.75% series contract	6,674.444	2,179.211	410.195	8,443.460
Mid-Cap Growth Portfolio - 1.40% series contract	0.000	29,340.094	5,073.212	24,266.882
Mid-Cap Growth Portfolio - 1.10% series contract	0.000	46.682	0.000	46.682
Mid-Cap Growth Portfolio - 0.95% series contract	0.000	0.688	0.000	0.688
U.S. Mid Cap Value Portfolio - 1.65% series contract	419.476	0.000	0.702	418.774
U.S. Mid Cap Value Portfolio - 1.50% series contract	2,843.512	66.731	544.524	2,365.719
U.S. Mid Cap Value Portfolio - 1.40% series contract	581,474.070	135,959.299	171,385.449	546,047.920
U.S. Mid Cap Value Portfolio - 1.25% series contract	2,570.430	3,435.797	1,713.033	4,293.194
U.S. Mid Cap Value Portfolio - 1.10% series contract	6,217.919	1,435.992	2,414.403	5,239.508
U.S. Mid Cap Value Portfolio - 0.95% series contract	0.000	405.325	8.836	396.489
U.S. Mid Cap Value Portfolio - 0.75% series contract	3,602.634	574.783	228.736	3,948.681
U.S. Real Estate Portfolio - 1.50% series contract	678.325	208.485	261.490	625.320
U.S. Real Estate Portfolio - 1.40% series contract	617,880.841	88,608.168	267,479.693	439,009.316
U.S. Real Estate Portfolio - 1.25% series contract	6,702.469	3,959.869	3,752.816	6,909.522
U.S. Real Estate Portfolio - 1.10% series contract	6,918.700	1,715.065	4,005.517	4,628.248
U.S. Real Estate Portfolio - 0.95% series contract	185.446	58.993	29.848	214.591
U.S. Real Estate Portfolio - 0.75% series contract	6,139.587	944.966	3,217.803	3,866.750
Value Portfolio - 1.50% series contract	949.440	220.692	1.572	1,168.560
Value Portfolio - 1.40% series contract	850,561.888	130,271.615	190,893.938	789,939.565
Value Portfolio - 1.25% series contract	3,065.792	425.440	34.634	3,456.598
Value Portfolio - 1.10% series contract	6,292.311	1,310.485	3,616.141	3,986.655
Value Portfolio - 0.95% series contract	33.363	299.614	53.242	279.735
Value Portfolio - 0.75% series contract	2,425.539	1,759.762	11.358	4,173.943
Wilshire Variable Insurance Trust:
2010 Moderate Fund - 1.40% series contract	0.000	60.138	30.373	29.765
2010 Moderate Fund - 1.10% series contract	0.000	281.096	0.000	281.096
2015 Moderate Fund - 1.40% series contract	0.000	17,681.504	184.583	17,496.921
2015 Moderate Fund - 1.10% series contract	0.000	1,962.408	0.000	1,962.408
2015 Moderate Fund - 0.95% series contract	0.000	687.173	0.000	687.173
2025 Moderate Fund - 1.40% series contract	0.000	8,865.885	48.814	8,817.071
2025 Moderate Fund - 1.25% series contract	0.000	107.599	0.000	107.599
2025 Moderate Fund - 1.10% series contract	0.000	6,314.893	9.520	6,305.373
2035 Moderate Fund - 1.40% series contract	0.000	4,791.670	1,100.600	3,691.070
2035 Moderate Fund - 1.10% series contract	0.000	4,895.136	148.424	4,746.712
2045 Moderate Fund - 1.40% series contract	0.000	7,775.676	141.698	7,633.978
2045 Moderate Fund - 1.10% series contract	0.000	1,569.497	15.246	1,554.251

23

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2008				Periods Ended December 31, 2008
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	982	$7.349885	$7.581518	$7,256	0.00%	0.75%	1.50%	-47.83%	-47.43%
Core Equity Fund	745	7.938572	8.079812	5,913	2.25%	0.75%	1.40%	-31.12%	-30.67%
Dynamics Fund	56	5.779978	6.123616	327	0.00%	0.75%	1.50%	-48.86%	-48.47%
Financial Services Fund	177	4.031897	4.271711	719	2.76%	0.75%	1.50%	-60.06%	-59.75%
Global Health Care Fund	331	8.635418	9.148575	2,889	0.00%	0.75%	1.50%	-29.70%	-29.16%
High Yield Fund	225	8.693381	8.964798	1,952	9.46%	0.75%	1.40%	-26.74%	-26.25%
Small Cap Equity Fund	235	8.830277	9.070753	2,073	0.00%	0.75%	1.40%	-32.28%	-31.83%
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	317	7.489274	7.725233	2,386	2.34%	0.75%	1.50%	-38.23%	-37.75%
Mid Cap Value Fund	675	9.530444	9.830643	6,465	0.10%	0.75%	1.50%	-25.49%	-24.92%
Ultra Fund	531	6.798929	7.056941	3,646	0.00%	0.75%	1.65%	-42.45%	-41.92%
Vista Fund	854	8.284943	8.545985	7,107	0.00%	0.75%	1.50%	-49.40%	-49.01%
Calamos Advisors Trust:
Growth and Income Portfolio	113	7.007788	7.085385	795	1.06%	0.75%	1.40%	-32.70%	-32.25%
Davis Variable Account Fund, Inc.:
Value Portfolio	160	5.835980	5.910695	933	2.14%	0.75%	1.50%	-41.22%	-40.77%
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	591	7.711317	6.757562	4,611	0.78%	0.75%	1.50%	-35.41%	-34.92%
Stock Index Fund, Inc.	3,412	9.486924	8.323078	33,265	2.12%	0.75%	1.65%	-38.18%	-37.62%
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	1,062	6.979168	7.199074	7,441	0.00%	0.75%	1.50%	-42.07%	-41.63%
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio	6	5.459428	5.459428	33	1.66%	1.40%	1.40%	-41.28%	-41.28%
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	740	10.892180	9.487800	8,103	2.12%	0.75%	1.50%	-30.61%	-30.08%
Developing Leaders Portfolio	613	8.027711	8.155005	4,979	0.94%	0.75%	1.50%	-38.53%	-38.06%
Growth and Income Portfolio	421	7.948028	7.823392	3,374	1.06%	0.75%	1.50%	-41.31%	-40.86%
Money Market Portfolio	7,005	1.218460	1.260375	8,601	2.51%	0.75%	1.50%	0.83%	1.41%
DWS Investments VIT Funds — Class A:
Small Cap Index	301	10.775511	11.586652	3,275	1.57%	0.75%	1.50%	-35.12%	-34.62%
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	109	7.558919	7.642594	822	0.12%	0.75%	1.40%	-25.11%	-24.62%
Ibbotson Conservative ETF Asset Allocation Portfolio	59	9.572516	9.678378	563	0.00%	0.75%	1.40%	-7.35%	-6.74%
Ibbotson Growth ETF Asset Allocation Portfolio	168	6.738875	6.790527	1,135	0.16%	0.95%	1.40%	-32.58%	-32.27%
Ibbotson Income/Growth ETF Asset Allocation Portfolio	37	8.526582	8.591886	314	0.00%	0.95%	1.40%	-16.35%	-15.97%
Franklin Templeton Variable Insurance Products Trust — Class 2:
Foreign Securities Fund	78	6.280197	6.349740	489	3.40%	0.75%	1.40%	-41.22%	-40.83%
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	2,166	18.039572	15.527985	40,060	2.73%	0.75%	1.65%	-17.23%	-16.47%
Forty Portfolio	1,221	8.398965	9.031187	10,365	0.15%	0.75%	1.50%	-44.99%	-44.57%
International Growth Portfolio	1,125	16.238868	14.124673	18,387	2.96%	0.75%	1.50%	-52.83%	-52.47%
Large Cap Growth Portfolio	1,308	8.889123	7.678977	11,744	0.75%	0.75%	1.50%	-40.63%	-40.17%
Mid Cap Growth Portfolio	860	11.697931	9.909087	10,174	0.26%	0.75%	1.50%	-44.57%	-44.15%
Worldwide Growth Portfolio	1,030	8.579906	7.121653	8,918	1.19%	0.75%	1.50%	-45.50%	-45.08%
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	205	6.557275	6.763874	1,354	3.13%	0.75%	1.50%	-44.32%	-43.90%
Capital Appreciation Fund	243	6.851260	7.067181	1,675	0.16%	0.75%	1.50%	-46.34%	-45.93%
Main Street Fund	183	7.661801	7.870435	1,403	1.63%	0.75%	1.40%	-39.34%	-38.93%
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	386	10.110958	10.429376	3,918	4.55%	0.75%	1.50%	-8.45%	-7.75%
Total Return Portfolio	439	11.495104	11.864286	5,064	5.13%	0.75%	1.50%	3.23%	4.01%
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	335	9.066003	9.533610	3,054	1.89%	0.75%	1.50%	-29.61%	-29.07%
Strategic Growth Fund	413	7.830225	8.233353	3,253	1.24%	0.75%	1.50%	-40.46%	-40.01%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	671	13.648199	13.759623	9,246	4.67%	0.75%	1.50%	-11.56%	-10.88%
Mid-Cap Growth Portfolio	48	5.894304	5.969766	286	1.15%	0.75%	1.50%	-47.57%	-47.17%
U.S. Mid Cap Value Portfolio	448	13.852188	12.468605	6,363	0.86%	0.75%	1.65%	-42.26%	-41.73%
U.S. Real Estate Portfolio	366	18.169534	18.611116	6,726	3.61%	0.75%	1.50%	-38.83%	-38.36%
Value Portfolio	614	9.925561	10.155118	6,166	2.14%	0.75%	1.50%	-36.82%	-36.34%
Wilshire Variable Insurance Trust:
2015 Moderate Fund	53	7.460428	7.517602	397	2.58%	0.95%	1.40%	-25.45%	-25.11%
2025 Moderate Fund	28	7.054421	7.132525	200	2.88%	0.75%	1.40%	-29.25%	-28.78%
2035 Moderate Fund	37	6.535932	6.608316	239	2.56%	0.75%	1.40%	-34.12%	-33.68%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

24

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2007				Periods Ended December 31, 2007
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds — Series I Shares:
Capital Development Fund	1,116	$14.087014	$14.420491	$15,772	0.00%	0.75%	1.50%	9.17%	10.01%
Core Equity Fund	814	11.525903	11.653774	9,380	1.08%	0.75%	1.40%	6.60%	7.30%
Dynamics Fund	92	11.302455	11.883356	1,045	0.00%	0.75%	1.50%	10.49%	11.34%
Financial Services Fund	167	10.094080	10.612748	1,699	1.72%	0.75%	1.50%	-23.39%	-22.80%
Global Health Care Fund	352	12.282810	12.913941	4,363	0.00%	0.75%	1.50%	10.17%	11.01%
High Yield Fund	258	11.821822	12.156051	3,063	6.48%	0.75%	1.50%	-0.28%	0.48%
Small Cap Equity Fund	213	12.997954	13.305633	2,783	0.06%	0.75%	1.50%	3.60%	4.39%
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	407	12.123966	12.410921	4,950	0.70%	0.75%	1.50%	-2.76%	-2.02%
Mid Cap Value Fund	855	12.790428	13.093148	10,974	0.68%	0.75%	1.50%	-3.78%	-3.04%
Ultra Fund	587	11.814013	12.150573	6,988	0.00%	0.75%	1.65%	19.01%	20.10%
Vista Fund	940	16.372858	16.760292	15,451	0.00%	0.75%	1.50%	37.67%	38.72%
Calamos Advisors Trust:
Growth and Income Portfolio (*)	53	10.412111	10.433387	554	1.71%	1.10%	1.40%	4.12%	4.33%
Davis Variable Account Fund, Inc.:
Value Portfolio (*)	37	9.935864	9.956171	363	2.36%	1.10%	1.40%	-0.64%	-0.44%
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	641	11.939452	10.383292	7,729	0.54%	0.75%	1.50%	6.16%	6.97%
Stock Index Fund, Inc.	3,843	15.347002	13.341516	60,446	1.73%	0.75%	1.65%	3.51%	4.46%
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	1,164	12.047391	12.332559	14,074	0.00%	0.75%	1.50%	13.00%	13.86%
Dreyfus Investment Portfolio — Service Shares:
MidCap Stock Portfolio (*)	2	9.297957	9.297957	18	0.00%	1.40%	1.40%	-7.02%	-7.02%
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	893	15.697602	13.569868	14,102	1.58%	0.75%	1.50%	5.52%	6.32%
Developing Leaders Portfolio	702	13.060302	13.166567	9,266	0.80%	0.75%	1.50%	-12.40%	-11.73%
Growth and Income Portfolio	507	13.542216	13.228581	6,922	0.76%	0.75%	1.50%	6.81%	7.63%
Money Market Portfolio	8,130	1.208421	1.242900	9,894	4.27%	0.75%	1.50%	2.76%	3.32%
DWS Investments VIT Funds — Class A:
Small Cap Index	423	16.607574	17.722014	7,083	0.94%	0.75%	1.50%	-3.38%	-2.64%
Financial Investors Variable Insurance Trust — Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio (*)	49	10.093988	10.114606	493	0.00%	1.10%	1.40%	0.94%	1.15%
Ibbotson Conservative ETF Asset Allocation Portfolio (*)	13	10.331779	10.352868	137	0.00%	1.10%	1.40%	3.32%	3.53%
Ibbotson Growth ETF Asset Allocation Portfolio (*)	57	9.994910	10.015324	567	0.00%	1.10%	1.40%	-0.05%	0.15%
Ibbotson Income/Growth ETF Asset Allocation Portfolio (*)	11	10.193054	10.213871	111	0.00%	1.10%	1.40%	1.93%	2.14%
Franklin Templeton Variable Insurance Products Trust — Class 2:
Foreign Securities Fund (*)	44	10.683643	10.730846	466	0.19%	0.75%	1.40%	6.84%	7.31%
Janus Aspen Series — Institutional Shares:
Balanced Portfolio	2,465	21.795367	18.590184	54,974	2.51%	0.75%	1.65%	8.70%	9.70%
Forty Portfolio	1,211	15.268688	16.293206	18,666	0.34%	0.75%	1.50%	34.93%	35.96%
International Growth Portfolio	1,234	34.429892	29.719504	42,747	0.64%	0.75%	1.50%	26.38%	27.35%
Large Cap Growth Portfolio	1,470	14.971877	12.835365	22,216	0.72%	0.75%	1.50%	13.36%	14.22%
Mid Cap Growth Portfolio	976	21.104067	17.740916	20,799	0.21%	0.75%	1.50%	20.20%	21.12%
Worldwide Growth Portfolio	1,183	15.741778	12.966900	18,775	0.76%	0.75%	1.50%	7.97%	8.80%
Oppenheimer Variable Account Funds — Non-Service Shares:
Balanced Fund	282	11.777481	12.056266	3,332	2.60%	0.75%	1.50%	2.22%	3.00%
Capital Appreciation Fund	219	12.767909	13.070156	2,803	0.23%	0.75%	1.50%	12.43%	13.29%
Main Street Fund	224	12.590252	12.888223	2,835	1.01%	0.75%	1.50%	2.85%	3.64%
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	211	11.044464	11.305940	2,339	4.54%	0.75%	1.50%	9.00%	9.83%
Total Return Portfolio	243	11.135916	11.406504	2,717	4.63%	0.75%	1.50%	7.12%	7.94%
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	470	12.879212	13.440722	6,091	0.00%	0.75%	1.50%	7.10%	7.92%
Strategic Growth Fund	519	13.152081	13.724129	6,868	0.00%	0.75%	1.50%	8.47%	9.30%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	826	15.431382	15.439456	12,868	3.61%	0.75%	1.50%	3.86%	4.66%
Mid-Cap Growth Portfolio (*)	24	11.249638	11.284097	274	0.00%	0.95%	1.40%	12.50%	12.84%
U.S. Mid Cap Value Portfolio	563	23.991349	21.398137	13,829	0.70%	0.75%	1.65%	6.06%	7.03%
U.S. Real Estate Portfolio	455	29.704466	30.194587	13,662	1.21%	0.75%	1.50%	-18.32%	-17.70%
Value Portfolio	803	15.710228	15.951436	12,748	1.97%	0.75%	1.50%	-4.53%	-3.80%
Wilshire Variable Insurance Trust:
2015 Moderate Fund (*)	20	10.007599	10.038253	202	0.87%	0.95%	1.40%	0.08%	0.38%
2025 Moderate Fund (*)	15	9.970642	9.991008	152	0.60%	1.10%	1.40%	-0.29%	-0.09%
2035 Moderate Fund (*)	8	9.921001	9.941273	84	0.07%	1.10%	1.40%	-0.79%	-0.59%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*)	Period from May 1, 2007 (commencement of operations) to December 31, 2007.

25

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2006				Periods Ended December 31, 2006
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Investment Funds, Inc. — Series I Shares:
Capital Development Fund	1,199	$12.903468	$13.108573	$15,505	0.00%	0.75%	1.50%	14.78%	15.65%
Core Equity Fund (*)	952	10.812798	10.860776	10,292	1.07%	0.75%	1.40%	8.13%	8.61%
Dynamics Fund	105	10.228974	10.672996	1,085	0.00%	0.75%	1.50%	14.38%	15.25%
Global Health Care Fund	384	11.149126	11.632963	4,313	0.00%	0.75%	1.50%	3.66%	4.45%
High Yield Fund	345	11.855400	12.097966	4,102	8.35%	0.75%	1.50%	9.08%	9.91%
Financial Services Fund	187	13.175998	13.747660	2,480	1.49%	0.75%	1.50%	14.70%	15.57%
Small Cap Equity Fund I	63	12.546245	12.745634	797	0.00%	0.75%	1.50%	15.68%	16.56%
American Century Variable Portfolios — Class I Shares:
Large Company Value Fund	442	12.468255	12.666366	5,527	0.01%	0.75%	1.50%	18.19%	19.09%
Mid Cap Value Fund	939	13.292897	13.504095	12,508	0.15%	0.75%	1.50%	18.50%	19.40%
Ultra Fund	720	9.926893	10.116676	7,189	0.00%	0.75%	1.65%	-4.87%	-4.00%
Vista Fund	997	11.893183	12.082229	11,890	0.00%	0.75%	1.50%	7.38%	8.19%
DWS Investments VIT Funds — Class A:
Small Cap Index	455	17.188175	18.202156	7,885	0.64%	0.75%	1.50%	15.73%	16.61%
Dreyfus Variable Investment Fund — Initial Shares:
Appreciation Portfolio	973	14.876931	12.762733	14,562	1.53%	0.75%	1.50%	14.74%	15.61%
Growth and Income Portfolio	557	12.678713	12.290990	7,113	0.77%	0.75%	1.50%	12.80%	13.66%
Money Market Portfolio	6,546	1.175965	1.202985	7,748	4.71%	0.75%	1.50%	2.60%	3.19%
Developing Leaders Portfolio	828	14.909246	14.916250	12,457	0.41%	0.75%	1.50%	2.22%	2.99%
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	1,322	10.661865	10.831351	14,127	0.00%	0.75%	1.50%	2.75%	3.53%
Dreyfus Funds — Initial Shares:
Socially Responsible Growth Fund, Inc.	710	11.246730	9.706556	8,061	0.11%	0.75%	1.50%	7.57%	8.38%
Stock Index Fund, Inc.	4,233	14.826623	12.771644	64,192	1.62%	0.75%	1.65%	13.60%	14.63%
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	1,132	17.557561	14.647491	20,065	0.00%	0.75%	1.50%	11.91%	12.76%
Balanced Portfolio	2,905	20.050525	16.946087	59,473	2.11%	0.75%	1.65%	8.90%	9.89%
Forty Portfolio	1,303	11.316239	11.983880	14,864	0.34%	0.75%	1.50%	7.71%	8.53%
Large Cap Growth Portfolio	1,681	13.207761	11.236984	22,390	0.48%	0.75%	1.50%	9.71%	10.54%
International Growth Portfolio	1,221	27.242589	23.336974	33,479	1.97%	0.75%	1.50%	44.82%	45.92%
Worldwide Growth Portfolio	1,434	14.579256	11.918070	21,065	1.69%	0.75%	1.50%	16.44%	17.32%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	968	14.857509	14.752371	14,500	4.09%	0.75%	1.50%	2.18%	2.95%
U.S. Mid Cap Value Portfolio	597	22.621528	19.992502	13,811	0.28%	0.75%	1.65%	18.71%	19.80%
U.S. Real Estate Portfolio	639	36.367906	36.686891	23,437	1.08%	0.75%	1.50%	35.98%	37.01%
Value Portfolio	863	16.455411	16.581099	14,342	1.70%	0.75%	1.50%	15.14%	16.02%
Timothy Partners, Ltd. — Variable Series:
Conservative Growth Fund	526	12.025018	12.453961	6,357	2.79%	0.75%	1.50%	7.53%	8.34%
Strategic Growth Fund	630	12.124648	12.555889	7,673	1.85%	0.75%	1.50%	8.19%	9.01%
Oppenheimer Variable Account Funds — Initial Shares:
Balanced Fund	298	11.521604	11.704735	3,445	2.01%	0.75%	1.50%	9.48%	10.31%
Capital Appreciation Fund	210	11.356572	11.537101	2,391	0.26%	0.75%	1.50%	6.33%	7.14%
Main Street Fund	193	12.241524	12.436042	2,363	1.09%	0.75%	1.50%	13.30%	14.16%
PIMCO Variable Insurance Trust — Administative Class:
Real Return Portfolio	217	10.132796	10.293911	2,205	4.23%	0.75%	1.50%	-0.79%	-0.04%
Total Return Portfolio	211	10.395533	10.567262	2,196	4.52%	0.75%	1.50%	2.30%	3.07%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*)	Period from April 28, 2006 (commencement of operations) to December 31, 2006.

26

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2005				Periods Ended December 31, 2005
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Investment Funds, Inc.:
Capital Development Fund	19	$11.254617	$11.291687	$212	0.00%	1.10%	1.40%	8.08%	8.40%
Dynamics Fund	76	8.943219	9.261113	685	0.00%	0.75%	1.50%	9.06%	9.89%
Global Health Care Fund	422	10.755506	11.137654	4,559	0.00%	0.75%	1.50%	6.53%	7.34%
High Yield Fund	359	10.868424	11.007248	3,909	7.96%	0.75%	1.50%	1.18%	1.95%
Financial Services Fund	209	11.487311	11.895426	2,410	1.34%	0.75%	1.50%	4.32%	5.11%
Small Cap Equity Fund	19	10.857407	10.893167	204	0.00%	1.10%	1.40%	6.60%	6.93%
American Century Investments:
Large Company Value — Class I	105	10.560864	10.595660	1,113	3.41%	1.10%	1.40%	3.37%	3.68%
Mid Cap Value — Class I	122	11.217536	11.309936	1,374	1.37%	0.75%	1.50%	7.92%	8.74%
Ultra — Class I	34	10.452014	10.538120	357	0.00%	0.75%	1.50%	0.64%	1.40%
Vista — Class I	81	11.088360	11.167429	898	0.00%	0.75%	1.40%	6.63%	7.33%
Scudder VIT Funds:
Small Cap Index	420	14.851525	15.609142	6,282	0.63%	0.75%	1.50%	2.70%	3.48%
The Dreyfus Variable Investment Funds:
Appreciation Portfolio	1,032	12.966250	11.039795	13,443	0.02%	0.75%	1.50%	2.82%	3.60%
Growth and Income Portfolio	595	11.239975	10.814168	6,730	1.31%	0.75%	1.50%	1.81%	2.58%
Money Market Portfolio	6,872	1.146196	1.165821	7,922	2.58%	0.75%	1.50%	0.98%	1.62%
Developing Leaders Portfolio	932	14.585834	14.482701	13,699	0.00%	0.75%	1.50%	4.22%	5.01%
Technology Growth Portfolio	37	10.388053	10.462156	380	0.00%	0.75%	1.40%	2.34%	3.01%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc	804	10.455586	8.955771	8,479	0.00%	0.75%	1.50%	2.07%	2.84%
Stock Index Fund	4,537	13.051861	11.141253	60,411	1.58%	0.75%	1.65%	2.97%	3.91%
Janus Aspen Series — Institutional Shares:
Mid Cap Growth Portfolio	1,219	15.688702	12.989749	19,269	0.00%	0.75%	1.50%	10.63%	11.47%
Balanced Portfolio	3,279	18.412437	15.420964	61,531	2.20%	0.75%	1.65%	6.17%	7.14%
Forty Portfolio	1,454	10.506419	11.042426	15,387	0.21%	0.75%	1.50%	11.16%	12.00%
Growth Portfolio	1,843	12.038658	10.165143	22,350	0.32%	0.75%	1.50%	2.73%	3.51%
Worldwide Growth Portfolio	1,655	12.521328	10.158682	20,847	1.31%	0.75%	1.50%	4.28%	5.07%
Janus Aspen Select Series — Service Shares:
International Growth Portfolio	994	18.810903	15.992759	18,806	1.12%	0.75%	1.50%	30.32%	31.30%
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	1,063	14.540695	14.329012	15,577	3.50%	0.75%	1.50%	2.65%	3.43%
Mid Cap Value Portfolio	543	19.055685	16.688897	10,561	0.31%	0.75%	1.65%	10.46%	11.47%
U.S. Real Estate Portfolio	655	26.744644	26.776196	17,661	1.19%	0.75%	1.50%	15.30%	16.18%
Value Portfolio	873	14.291407	14.292090	12,591	1.37%	0.75%	1.50%	3.00%	3.78%
Timothy Partners, Ltd.:
Conservative Growth VS	581	11.183411	11.495051	6,517	0.25%	0.75%	1.50%	3.76%	4.55%
Strategic Growth VS	673	11.206981	11.518110	7,575	0.00%	0.75%	1.50%	4.30%	5.10%
Oppenheimer Variable Account Funds:
Balanced Fund	310	10.523629	10.610348	3,265	0.57%	0.75%	1.50%	2.33%	3.11%
Capital Appreciation Fund	88	10.691883	10.768137	943	0.24%	0.75%	1.40%	3.63%	4.31%
Main Street Fund	164	10.804162	10.893157	1,776	0.51%	0.75%	1.50%	4.39%	5.18%
PIMCO Variable Insurance Trust:
Real Return Portfolio — Administrative Class	244	10.213640	10.258560	2,493	3.87%	1.10%	1.50%	0.57%	0.98%
Total Return Portfolio — Administrative Class	202	10.162115	10.252148	2,054	4.09%	0.75%	1.50%	0.92%	1.69%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*)	Period from April 8, 2005 (commencement of operations) to December 31, 2005.

27

ANNUITY INVESTORS VARIABLE ACCOUNT B
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS — Continued

	At December 31, 2004				Periods Ended December 31, 2004
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Investment Funds, Inc.:
Capital Development Fund (*)	3	$10.413665	$10.413665	$28	0.00%	1.40%	1.40%	4.14%	4.14%
Dynamics Fund	78	8.199982	8.427490	640	0.00%	0.75%	1.50%	11.64%	12.49%
Health Sciences Fund	389	10.096155	10.376110	3,942	0.00%	0.75%	1.50%	5.96%	6.76%
High Yield Fund (**)	457	10.741765	10.797012	4,915	5.79%	0.75%	1.50%	7.42%	7.97%
Financial Services Fund	211	11.011283	11.316604	2,330	0.82%	0.75%	1.50%	7.05%	7.86%
Small Cap Equity Fund (*)	0	10.184771	10.184771	0	0.00%	1.40%	1.40%	1.85%	1.85%
American Century Investments:
Large Company Value — Class I (*)	37	10.216542	10.216542	375	0.01%	1.40%	1.40%	2.17%	2.17%
Mid Cap Value — Class I (*)	25	10.395465	10.395465	260	0.01%	1.40%	1.40%	3.95%	3.95%
Ultra — Class I (*)	1	10.386756	10.386756	6	0.00%	1.40%	1.40%	3.87%	3.87%
Vista — Class I (*)	5	10.399373	10.403392	52	0.00%	0.95%	1.40%	3.99%	4.03%
Scudder VIT Funds:
Small Cap Index	349	14.461037	15.084265	5,070	0.42%	0.75%	1.50%	16.00%	16.87%
The Dreyfus Variable Investment Funds:
Appreciation Portfolio	1,060	12.611044	10.656479	13,434	1.76%	0.75%	1.50%	3.47%	4.26%
Growth and Income Portfolio	680	11.040630	10.542352	7,547	1.26%	0.75%	1.50%	5.86%	6.66%
Money Market Portfolio	5,507	1.135018	1.147250	6,281	0.72%	0.75%	1.50%	-0.62%	0.04%
Developing Leaders Portfolio	939	13.995525	13.791916	13,228	0.20%	0.75%	1.50%	9.67%	10.51%
Technology Growth Portfolio (*)	0	10.151024	10.154947	2	0.00%	0.95%	1.40%	1.51%	1.55%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc	920	10.243995	8.708439	9,495	0.39%	0.75%	1.50%	4.62%	5.41%
Stock Index Fund	4,825	12.675499	10.722192	62,267	1.80%	0.75%	1.65%	8.82%	9.81%
Janus Aspen Series:
Mid Cap Growth Portfolio	1,268	14.181621	11.653511	18,121	0.00%	0.75%	1.50%	18.94%	19.84%
Balanced Portfolio	3,651	17.341815	14.393020	64,383	2.23%	0.75%	1.65%	6.74%	7.71%
Capital Appreciation Portfolio	1,396	9.451611	9.858999	13,275	0.24%	0.75%	1.50%	16.46%	17.34%
Growth Portfolio	1,987	11.719098	9.820772	23,443	0.14%	0.75%	1.50%	2.95%	3.73%
Worldwide Growth Portfolio	1,926	12.007224	9.668184	23,251	0.98%	0.75%	1.50%	3.21%	3.99%
Janus Aspen Select Series:
International Growth Portfolio	705	14.434891	12.179969	10,220	0.89%	0.75%	1.50%	17.17%	18.06%
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	1,065	14.164679	13.853286	15,182	3.99%	0.75%	1.50%	2.81%	3.58%
Mid Cap Value Portfolio	477	17.251006	14.971848	8,370	0.02%	0.75%	1.65%	12.71%	13.73%
U.S. Real Estate Portfolio	628	23.195474	23.047942	14,674	1.87%	0.75%	1.50%	34.35%	35.37%
Value Portfolio	816	13.875252	13.771392	11,405	1.74%	0.75%	1.50%	16.07%	16.95%
Timothy Partners, Ltd.:
Conservative Growth VS	592	10.778271	10.995154	6,399	0.00%	0.75%	1.50%	4.39%	5.18%
Strategic Growth VS	688	10.744596	10.959701	7,410	0.00%	0.75%	1.50%	6.50%	7.31%
Oppenheimer Variable Account Funds:
Balanced Fund (*)	6	10.283548	10.288407	62	0.00%	0.95%	1.50%	2.84%	2.88%
Capital Appreciation Fund (*)	1	10.317159	10.317159	6	0.00%	1.40%	1.40%	3.17%	3.17%
Main Street Fund (*)	13	10.350617	10.350617	135	0.00%	1.40%	1.40%	3.51%	3.51%
PIMCO Variable Insurance Trust:
Real Return Portfolio — Administrative Class (*)	10	10.156423	10.156423	102	5.92%	1.40%	1.40%	1.56%	1.56%
Total Return Portfolio — Administrative Class (*)	1	10.070332	10.070332	6	0.03%	1.40%	1.40%	0.70%	0.70%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Notes:	Year ended unless otherwise noted.

(*)	Period from December 1, 2004 (commencement of operations) to December 31, 2004.

(**)	Period from April 29, 2004 (commencement of operations) to December 31, 2004.

28

PART C. Other Information.

Note:	This Part C contains information related to The Commodore Independence® Variable Contract, (File No. 333-51955) and Annuity Investors Variable Account B.
Item 24. Financial Statements and Exhibits
(a)	Financial Statements

All required financial Statements are included in Parts A or B of this Registration Statement.

(b)	Exhibits
(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors Variable Account B. 1/

(2)	Not Applicable.
(3)	(a)	Distribution Agreement between Annuity Investors Life Insurance Company® and AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.). 2/
(i)	Amended Schedule 1 to Distribution Agreement. 3/
(b)	Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and another Broker-Dealer. 5/
(4)	Individual and Group Contract Forms, Endorsements and Riders.
(a)	Form of No-Load Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 3/

(b)	Form of No-Load Non-Qualified Individual Flexible Deferred Variable Annuity Contract. 3/

(c)	Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract. 3/

(d)	Form of SIMPLE IRA Endorsement to Qualified Individual Contract. 3/

(e)	Form of Roth IRA Endorsement to Qualified Individual Contract. 3/

(f)	Form of Employer Plan Endorsement to Qualified Individual Contract. 3/

(g)	Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract. 3/

(h)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract. 3/

1

(i)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract. 3/

(j)	Form of Texas Optional Retirement Program Endorsement to Individual Contract. 2/

(k)	Form of Long-Term Care Waiver Rider to Individual Contract. 2/

(l)	Form of Loan Endorsement to Individual Contract. 3/

(m)	Form of Group Flexible Premium Deferred Variable Annuity Contract. 10/

(n)	Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract. 10/

(o)	Form of Loan Endorsement to Group Contract. 2/

(p)	Form of Loan Endorsement to Certificate of Participation under a Group Contract. 2/

(q)	Form of Tax Sheltered Annuity Endorsement to Group Contract. 7/

(r)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract. 7/

(s)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract. 7/

(t)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract. 2/

(u)	Form of Employer Plan Endorsement to Group Contract. 7/

(v)	Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract. 7/

(w)	Form of Deferred Compensation Endorsement to Group Contract. 2/

(x)	Form of Deferred Compensation Endorsement to Certificate of Participation a Group Contract. 2/

(y)	Form of Texas Optional Retirement Program Endorsement to Group Contract. 2/

(z)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract. 2/

(aa)	Form of Governmental Section 457 Plan Endorsement to Group Contract. 7/

(bb)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract. 7/

2

(cc)	Form of Successor Owner Endorsement to Group Contract. 10/

(dd)	Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract. 10/

(ee)	Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract. 10/

(ff)	Revised Form of Employer Plan Endorsement to Group Contract. 3/

(gg)	Revised Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract. 3/

(hh)	Form of Individual Retirement Annuity Endorsement to Group Contract. 6/

(ii)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 6/

(jj)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract. 6/

(kk)	Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract. 6/

(ll)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract. 6/

(mm)	Form of Roth Individual Retirement Endorsement to Certificate of Participation under a Group Contract. 6/

(nn)	Form of Unisex Endorsement to Non-Qualified Individual Contract. 6/

(oo)	Form of Individual Flexible Premium Deferred Variable Annuity Contract (P1813206). 20/

(pp)	Form of Group Flexible Premium Deferred Variable Annuity Contract (G2010407). 20/

(qq)	Form of Certificate of Participation Under a Group Flexible Premium Deferred Variable Annuity Contract (C2010507). 20/

(rr)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Individual Contract (R1813307). 20/

(ss)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Individual Contract (R1813507). 20/

(tt)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Group Contract (R2010707). 20/

(uu)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Group Contract (R2010907). 20/

3

(vv)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Certificate of Participation under Group Contract (R2010807). 20/

(ww)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Certificate of Participation under Contract (R2011007). 20/
(5)	Applications.
(a)	Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 3/

(b)	Form of Application for Group Flexible Premium Deferred Annuity Contract. 8/

(c)	Revised Form of Application for Group Flexible Premium Deferred Annuity Contract. 4/

(d)	Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 8/
(6)	(a)	Articles of Incorporation of Annuity Investors Life Insurance Company. ® 1/
(i)	Amendment to Articles of Incorporation, adopted April 9, 1996.2/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996. 2/

(iii)	Approval by Secretary of State of Ohio on December 3, 1996. 2/
(b)	Code of Regulations of Annuity Investors Life Insurance Company®. 5/
(7)	Not Applicable.
(8)	(a)	Dreyfus Variable Investment Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Variable Investment Fund. 2/
(i)	Dreyfus Variable Investment Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company® and Dreyfus Variable Investment Fund. 2/

(ii)	Dreyfus Variable Investment Fund: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 19/
(b)	Dreyfus Stock Index Fund: Participant Agreement between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. 2/
(i)	Dreyfus Stock Index Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. 2/

4

(c)	Dreyfus Socially Responsible Growth Fund: Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/
(i)	Dreyfus Socially Responsible Growth Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/
(d)	Janus Aspen Series: Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 2/
(i)	Janus Aspen Series: Amended Schedule A to Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 3/

(ii)	Janus Aspen Series: Amendment to Fund Participation Agreement as of December 1, 2005 between Janus Aspen Series and Annuity Investors Life Insurance Company. 16/

(iii)	Janus Aspen Series: Amendment to Participation Agreement dated as of May 1, 2008. 21/
(e)	[text intentionally deleted]

(f)	[text intentionally deleted]

(g)	Van Kampen Universal Institutional Funds: Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds, Inc.) 3/
(i)	Van Kampen Universal Institutional Funds: Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds Inc.) 3/

(ii)	Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2007 to Participation Agreement. 19/

(iii)	Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2008, to Participation Agreement. 21/
(h)	[text intentionally deleted]

(i)	Service Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources®, Inc.). 2/

(j)	Agreement between AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and AAG Insurance Agency, Inc. 2/

5

(k)	Investment Services Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources®, Inc.). 2/

(m)	[text intentionally deleted]

(n)	Van Kampen: Administrative Services Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Investment Management, Inc. (The Universal Institutional Funds) dated May 1, 2007. 19/

(o)	Janus: Service Agreement between Annuity Investors Life Insurance Company® and Janus Capital Corporation. 2/

(p)	[text intentionally deleted]

(q)	Timothy Plan Variable Series: Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company®. 4/

(r)	Timothy Plan Variable Series: Service Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company®. 4/

(s)	Deutsche: Participation Agreement between Bankers Trust (f/k/a Deutsche Asset Management n/k/a Scudder Investments) and Annuity Investors Life Insurance Company®. 9/

(t)	Deutsche: Service Agreement between Deutsche Asset Management and Annuity Investors Life Insurance Company®. 9/

(u)	Timothy Plan Variable Series: Participation Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company. ® 13/
(i)	Timothy Plan Variable Series: Amendment effective January 12, 2006 among Annuity Investors Life Insurance Company, The Timothy Plan Variable Series and Timothy Partners, Ltd. to Participation Agreement. 16/
(v)	Timothy Plan Variable Series: Service Agreement between the Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company.® 13/

(w)	Oppenheimer Variable Account Funds: Participation Agreement between Annuity Investors Life Insurance Company® and the Oppenheimer Variable Account Funds. 15/

(x)	[text intentionally deleted]

(y)	PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005 among Annuity Investors Life Insurance Company, PIMCO Variable

6

Insurance Trust and Allianz Global Investors Distributors, LLC to Participation Agreement. 16/

(z)	Dreyfus: Amended and Restated Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company. 17/
(i)	Dreyfus: Second Amendment dated December 1, 2004 to Agreement by and between the Dreyfus Corporation and Annuity Investors Life Insurance Company. 18/

(ii)	Dreyfus: Third Amendment dated as of March 1, 2007 to Agreement. 19/
(aa)	Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC and Annuity Investors Life Insurance Company. 19/
(i)	Davis Variable Account Fund: Amendment dated as of May 5, 2008 to Participation Agreement. 21/
(bb)	Franklin Templeton Variable Insurance Products: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 19/
(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 21/
(cc)	FIVIT Ibbotson Portfolios: Fund Participation Agreement among Annuity Investors Life Insurance Company, Financial Investors Variable Insurance Trust (Ibbotson Portfolios), ALPS Advisers, Inc. and ALPS Distributors, Inc. 19/
(i)	FIVIT Ibbotson Portfolios: Amended Schedule dated as of January 25, 2008 to Fund Participation Agreement. 21/
(dd)	Wilshire Variable Insurance Trust: Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc. and Annuity Investors Life Insurance Company. 19/

(ee)	Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC and Annuity Investors Life Insurance Company. 19/
(i)	Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 21/
(ff)	AIM Variable Insurance Funds: Amendment effective May 1, 2008, to Participation Agreement. 21/

(gg)	AIM: AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 21/
(i)	AIM: Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM

7

Investment Services, Inc. and Annuity Investors Life Insurance Company. 21/
(hh)	Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 21/

(ii)	Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 21/

(jj)	Dreyfus: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006. 21/

(kk)	DWS Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dates as of May 1, 2008. 21/

(ll)	DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of May1, 2008. 21/

(mm)	DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 21/

(nn)	FIVIT Ibbotson Portfolios: Rule 22c-2 Shareholder Information Agreement between Financial Investors Variable Insurance Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 21/

(oo)	Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 21/

(pp)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 21/

(qq)	Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 21/

(rr)	PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 21/

(ss)	Van Kampen: Shareholder Information Agreement between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 21/
(9)	Opinion and Consent of Counsel. 1/

(10)	Consent of Independent Registered Public Accounting Firm. 22/

8

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. 22/

1/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on December 23, 1996.

2/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, on June 3, 1997.

3/	Filed with and incorporated by reference to Form N-4 on May 6, 1998.

4/	Filed with and incorporated by reference to Pre-Effective Amendment No. 1 on July 6, 1998.

5/	Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on November 17, 1998.

6/	Incorporated by reference to Post-Effective Amendment No. 4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on February 1, 1999.

7/	Incorporated by reference to Post-Effective Amendment No. 1, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on February 27, 1998.

8/	Incorporated by reference to Post-Effective Amendment No. 2, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 29, 1998.

9/	Incorporated by reference to Post-Effective Amendment No. 5, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on February 26, 1999.

10/	Filed with and incorporated by reference to Post Effective Amendment No. 1 on February 26, 1999.

11/	Incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 28, 2000.

12/	Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 30, 2001.

13/	Incorporated by reference to Post-Effective Amendment No. 9 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 30, 2002.

9

14/	[text intentionally deleted]

15/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-65409, 1940 Act File No. 811-07299, on or about April 29, 2005.

16/	Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 33-19725, 1940 Act File No. 811-08017, on April 16, 2007.

17/	Incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on June 3, 1997.

18/	Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File. No. 333-88302 on or about March 1, 2005.

19/	Incorporated by reference to Post-Effective Amendment No. 13 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File. No. 333-51955 on or about May 1, 2007.

20/	Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File. No. 333-51955 on or about May 22, 2007.

21/	Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148676, 1940 Act File No. 811-21095, on or about April 30, 2009.

22/	Filed herewith.

10

Item 25. Directors and Officers of Annuity Investors Life Insurance Company

	Principal Business
Name	Address	Positions and Offices With the Company

Stephen Craig Lindner	(1)	Director
Christopher P. Miliano	(1)	Director
Mark Francis Muething	(1)	Director and Executive Vice President & Secretary
Michael J. Prager	(1)	Director
Charles R. Scheper	(1)	Director and President & Chief Executive Officer
Richard L. Magoteaux	(1)	Executive Vice President, Chief Financial Officer-Operations & Treasurer
John P. Gruber	(1)	Senior Vice President, General Counsel & Chief Compliance Officer
Mathew Dutkiewicz	(1)	Senior Vice President
Michael C. Frings	(1)	Senior Vice President
Adrienne Kessling	(1)	Senior Vice President-Operations
Catherine A. Crume	(1)	Vice President
James L. Henderson	(1)	Vice President
Dale Herr	(1)	Vice President
Brian Sponaugle	(1)	Vice President
Richard Crago	(1)	Assistant Vice President & Appointed Actuary
Robert D. Davis	(1)	Assistant Vice President
William T. Gaynor, Jr.	(1)	Assistant Vice President & Assistant General Counsel
D. Quentin Reynolds	(1)	Assistant Vice President
Rebecca J. Schriml	(1)	Assistant Vice President
William C. Ellis	(1)	Assistant Treasurer
Thomas E. Mischell	(1)	Assistant Treasurer

(1)	250 East Fifth St., Cincinnati OH 45202

11

Item 26. Persons Controlled By or Under Common Control with the Depositor and Registrant
The Depositor, Annuity Investors Life Insurance Company® is a wholly-owned subsidiary of Great American® Life Insurance Company, which is a wholly-owned subsidiary of Great American Financial Resources®, Inc. (f/k/a American Annuity Group, SM Inc.)
Annuity Investors® Variable Account B is a segregated asset account of Annuity Investors Life Insurance Company.®
The following chart indicates the persons controlled by or under common control with the Company:

			% of Stock
			Owned by
			Immediate
		Date of	Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
American Financial Group, Inc	Ohio	7/1/1997		Diversified Financial Holding Company
|__American Financial Capital Trust I	Delaware	9/14/1996	100	Statutory Business Trust
|__American Financial Enterprises, Inc	Connecticut	01/01/1871	100 (2)	Closed End Investment Company
|__American Money Management Corporation	Ohio	3/1/1973	100	Securities Management Company
|__APU Holding Company	Ohio	10/15/2003	100	Holding Company
|__American Premier Underwriters, Inc	Pennsylvania	04/13/1846	100	Diversified Company
|__The Ann Arbor Railroad Company	Michigan	09/21/1895	99	Inactive
|__The Associates of the Jersey Company	New Jersey	11/10/1804	100	Inactive
|__Cal Coal, Inc	Illinois	5/30/1979	100	Inactive
|__Great Southwest Corporation	Delaware	10/25/1978	100	Real Estate Developer
|__World Houston, Inc	Delaware	5/30/1974	100	Real Estate Developer
|__Indiana Right of Way Company	Delaware	12/27/1962	100	Real Estate Management
|__The Indianapolis Union Railway Company	Indiana	11/19/1872	100	Inactive
|__Lehigh Valley Railroad Company	Pennsylvania	04/21/1846	100	Inactive
|__Magnolia Alabama Holdings, Inc	Delaware	5/18/2004	100	Holding Company
|__Magnolia Alabama Holdings LLC	Alabama	5/24/2004	100	Real Estate
|__The Owasco River Railway, Inc	New York	06/02/1881	100	Inactive
|__PCC Real Estate, Inc	New York	12/15/1986	100	Holding Company
|__PCC Chicago Realty Corp	New York	12/23/1986	100	Real Estate Developer
|__PCC Gun Hill Realty Corp	New York	12/18/1985	100	Real Estate Developer
|__PCC Michigan Realty, Inc	Michigan	11/9/1987	100	Real Estate Developer
|__PCC Scarsdale Realty Corp	New York	6/1/1986	100	Real Estate Developer
|__PCC Technical Industries, Inc	California	3/7/1955	100	Holding Company

12

			% of Stock
			Owned by
			Immediate
		Date of	Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
|__ESC, Inc	California	11/2/1962	100	Inactive
|__Marathon Manufacturing Companies, Inc	Delaware	11/18/1983	100	Holding Company
|__Marathon Manufacturing Company	Delaware	12/7/1979	100	Inactive
|__PCC Maryland Realty Corp	Maryland	8/18/1993	100	Real Estate Holding Company
|__Penn Camarillo Realty Corp	California	11/24/1992	100	Real Estate Holding Company
|__Penn Central Energy Management Company	Delaware	5/11/1987	100	Inactive
|__Penn Towers, Inc	Pennsylvania	8/1/1958	100	Inactive
|__Pennsylvania-Reading Seashore Lines	New Jersey	6/14/1901	6667	Inactive
|__Pittsburgh and Cross Creek Railroad Company	Pennsylvania	8/14/1970	83	Inactive
|__Terminal Realty Penn Co	District of Columbia	9/23/1968	100	Inactive
|__United Railroad Corp	Delaware	11/25/1981	100	Inactive
|__Waynesburg Southern Railroad Company	Pennsylvania	9/1/1966	100	Inactive
|__GAI Insurance Company, Ltd	Bermuda	9/18/1989	100	Reinsurance
|__Hangar Acquisition Corp	Ohio	10/6/1995	100	Aircraft Investment
|__PLLS, Ltd	Washington	5/14/1990	100	Insurance Agency
|__Premier Lease & Loan Services Insurance Agency, Inc	Washington	12/27/1983	100	Insurance Agency
|__Premier Lease & Loan Services of Canada, Inc	Washington	2/28/1991	100	Insurance Agency
|__Republic Indemnity Company of America	California	12/5/1972	100	Workers’ Compensation Insurance
|__Republic Indemnity Company of California	California	10/13/1982	100	Workers’ Compensation Insurance
|__Risico Management Corporation	Delaware	1/10/1989	100	Risk Management
|__Dixie Terminal Corporation	Ohio	4/23/1970	100	Real Estate Holding Company
|__Flextech Holding Co, Inc	Ohio	8/31/2000	100	Packing Manufacturer
|__GAI Holding Bermuda Ltd	Bermuda	10/3/2007	100	Holding Company
|__GAI Indemnity, Ltd	United Kingdom	9/27/2007	100	Lloyd’s Corporate Member
|__Marketform Group Limited	United Kingdom	7/12/2002	6724	Holding Company
|__Marketform Holdings Limited	United Kingdom	6/15/1998	100	Holding Company
|__Caduceus Underwriting Limited	United Kingdom	11/4/2002	100	Inactive
|__Lavenham Underwriting Limited	United Kingdom	8/15/2002	100	Lloyd’s Corporate Member
|__Marketform Limited	United Kingdom	11/2/1988	100	Underwriting Intermediary
|__Gabinete Marketform SL	Spain	4/29/1996	100	Claims Handling & Client Services
|__Marketform Australia Pty Limited	Australia	3/12/2004	100	Claims Handling & Client Services
|__Studio Marketform SRL	Italy	5/5/2006	100	Claims Manager
|__Marketform Management Services Limited	United Kingdom	11/8/2002	100	Service Company
|__Marketform Managing Agency Limited	United Kingdom	6/15/1998	100	Managing Agency
|__Sampford Underwriting Limited	United Kingdom	4/22/2003	100	Lloyd’s Corporate Member

13

			% of Stock
			Owned by
			Immediate
		Date of	Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
|__Marketform Trust Company Limited	United Kingdom	10/22/2004	100	Trustee
|__Great American Financial Resources, Inc	Delaware	11/23/1992	100 (2)	Insurance Holding Company
|__AAG Holding Company, Inc	Ohio	9/11/1996	100	Holding Company
|__Great American Financial Statutory Trust IV	Connecticut	4/21/2003	100	Financing Entity
|__Great American Life Insurance Company	Ohio	12/29/1961	100	Life Insurance Company
|__Annuity Investors Life Insurance Company	Ohio	11/13/1981	100	Life Insurance Company
|__Brothers Management, LLC	Florida	6/11/2004	99	Restaurants & Ships Store
|__Consolidated Financial Corporation	Michigan	9/10/1985	100	Retirement & Financial Planning Company
|__GALIC — Bay Bridge Marina, LLC	Maryland	5/5/2005		Holding Company
|__GALIC Brothers, Inc	Ohio	11/12/1993	80	Real Estate Management
|__Great American Life Insurance Company of New York	New York	12/23/1963	100	Life Insurance Company
|__Loyal American Holding Corporation	Ohio	9/20/2005	100	Holding Company
|__Loyal American Life Insurance Company	Ohio	5/18/1955	100	Life Insurance Company
|__ADL Financial Services, Inc	North Carolina	9/10/1970	100	Inactive
|__American Retirement Life Insurance Company	Ohio	5/12/1978	100	Life Insurance Company
|__Great American Life Assurance Company	Ohio	8/10/1967	100	Life Insurance Company
|__Purity Financial Corporation	Florida	12/12/1991	100	Credit Union Marketing
|__Manhattan National Holding Corporation	Ohio	8/27/2008	100	Holding Company
|__Manhattan National Life Insurance Company	Illinois	12/20/1956	100	Life Insurance Company
|__Skipjack Marina Corp	Maryland	6/24/1999	100	Marina Operator
|__United Teacher Associates, Ltd	Texas	12/17/1998	100 (2)	Holding Company — Limited Partnership
|__United Teacher Associates Insurance Company	Texas	12/15/1958	100	Life Insurance Company
|__United Agency Brokerage GP Inc	Texas	5/19/2003	100	Intermediate Holding Company
|__UTA Brokerage Group, LP	Texas	5/19/2003	100	Insurance Agency
|__AAG Insurance Agency, Inc	Kentucky	12/6/1994	100	Insurance Agency
|__Ceres Group, Inc	Delaware	10/22/1998	100	Holding Company
|__Central Reserve Life Insurance Company	Ohio	7/2/1963	100	Life Insurance Company
|__Provident American Life & Health Insurance Company	Ohio	4/6/1949	100	Life Insurance Company
|__United Benefit Life Insurance Company	Ohio	6/26/1957	100	Life Insurance Company
|__Ceres Administrators, LLC	Delaware	12/4/1998	100	Administration Company
|__Ceres Health Care, Inc	Delaware	12/10/1998	100	Managed Care Administrator
|__Ceres Marketing, LLC	Delaware	10/10/2000	100	Inactive
|__Ceres Sales, LLC	Delaware	10/19/1999	100	Inactive
|__Ceres Sales of Ohio, LLC	Ohio	11/7/2001	100	Insurance Agency
|__HealthMark Sales, LLC	Delaware	2/29/2000	100	Inactive

14

			% of Stock
			Owned by
			Immediate
		Date of	Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
|__Great American Senior Benefits LLC	Ohio	5/25/2001	100	Insurance Agency
|__Continental General Corporation	Nebraska	2/12/1988	100	Holding Company
|__Continental General Insurance Company	Ohio	5/24/1961	100	Life Insurance Company
|__Continental Print & Photo Co	Nebraska	2/13/1975	100	Inactive
|__QQLinkcom, Inc	Delaware	1/15/2000	99	On-Line Insurance
|__QQAgency, Inc	Delaware	2/22/2000	100	Inactive
|__QQAgency of Texas, Inc	Texas	9/7/2000	100	Insurance Agency
|__Senior Savers Plus, Inc	Delaware	3/22/2001	100	Inactive
|__Great American Advisors, Inc	Ohio	12/10/1993	100	Broker-Dealer
|__Great American Plan Administrators, Inc	Ohio	5/31/1994	100	Payroll Servicer
|__Lifestyle Financial Investments, Inc	Ohio	12/29/1993	100	Marketing Services
|__SPELCO (UK) Ltd	United Kingdom		99	Inactive
|__SWTC Hong Kong Ltd	Hong Kong		100	Inactive
|__SWTC, Inc	Delaware		100	Inactive
|__Great American Holding, Inc	Ohio	7/25/2002	100	Holding Company
|__American Empire Surplus Lines Insurance Company	Delaware	7/15/1977	100	Excess and Surplus Lines Insurance
|__American Empire Insurance Company	Ohio	11/26/1979	100	Property/Casualty Insurance
|__American Empire Underwriters, Inc	Texas	5/19/1976	100	Insurance Agency
|__Great American International Insurance Limited	Ireland	1/5/2004	100	Insurance Company
|__Mid-Continent Casualty Company	Ohio	2/26/1947	100	Property/Casualty Insurance
|__Mid-Continent Assurance Company	Ohio	8/13/1992	100	Property/Casualty Insurance
|__Oklahoma Surety Company	Ohio	8/5/1968	100	Special Coverage Insurance Company
|__Great American Insurance Company	Ohio	03/07/1872	100	Property/Casualty Insurance
|__American Signature Underwriters, Inc	Ohio	4/8/1996	100	Insurance Agency
|__Brothers Property Corporation	Ohio	9/8/1987	80	Real Estate Manager
|__Brothers Le Pavillon, LLC	Delaware	7/10/2006	100	Limited Liability Company Member
|__Brothers Le Pavillon (SPE), LLC	Delaware	7/10/2006	100	Real Estate Holding Company
|__Brothers Pennsylvanian Corporation	Pennsylvania	12/23/1994	100	Real Estate Manager
|__Brothers Property Management Corporation	Ohio	9/25/1987	100	Real Estate Management
|__Brothers Railyard Corporation	Texas	12/14/1993	100	Real Estate Manager
|__Crescent Centre Apartments	Ohio	3/15/2006	100 (2)	Real Estate
|__Crop Managers Insurance Agency, Inc	Kansas	8/9/1989	100	Insurance Agency
|__Dempsey & Siders Agency, Inc	Ohio	5/9/1956	100	Insurance Agency
|__Eden Park Insurance Brokers, Inc	California	2/13/1990	100	Wholesale Agency/Brokerage for E&S Lines
|__El Aguila, Compañia de Seguros, SA de CV	Mexico	11/24/1994	100	Property/Casualty Insurance

15

			% of Stock
			Owned by
			Immediate
		Date of	Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
|__Financiadora de Primas Condor, SA de CV	Mexico	3/16/1998	99	Premium Finance
|__Farmers Crop Insurance Alliance, Inc	Kansas	3/30/1982	100	Insurance Services Provider
|__FCIA Management Company, Inc	New York	9/17/1991	100	Servicing Agent
|__Foreign Credit Insurance Association	New York	1/1/1961	beneficial interest	Unincorporated Association
|__GAI Warranty Company	Ohio	1/25/2001	100	Service Warranty Provider
|__GAI Warranty Company of Florida	Florida	3/23/2001	100	Service Warranty Provider
|__GAI Warranty Company of Canada Inc	Ontario (Toronto, CN)	4/17/2002	100	Service Contract Provider
|__Global Premier Finance Company	Ohio	8/25/1998	100	Premium Finance
|__Great American Agency of Texas, Inc	Texas	1/25/1994	100	Managing General Agency
|__Great American Alliance Insurance Company	Ohio	9/11/1945	100	Property/Casualty Insurance
|__Great American Assurance Company	Ohio	3/23/1905	100	Property/Casualty Insurance
|__Great American Casualty Insurance Company	Ohio	2/17/1981	100	Property/Casualty Insurance
|__Great American Claims Services, Inc	Delaware	6/10/1986	100	Management Holding Company
|__Great American Contemporary Insurance Company	Ohio	4/16/1996	100	Property/Casualty Insurance
|__Great American E & S Insurance Company	Delaware	2/28/1979	100	Excess and Surplus Lines Insurance
|__Great American Fidelity Insurance Company	Delaware	1/12/1982	100	Excess and Surplus Lines Insurance
|__Great American Insurance Agency, Inc	Ohio	4/20/1999	100	Insurance Agency
|__Great American Insurance Company of New York	New York	8/22/1947	100	Property/Casualty Insurance
|__Great American Lloyd’s Insurance Company	Texas	10/9/1979	beneficial interest	Lloyd’s Plan Insurer
|__Great American Lloyd’s, Inc	Texas	8/2/1983	100	Corporate Attorney-in-Fact
|__Great American Management Services, Inc	Ohio	12/5/1974	100	Data Processing and Equipment Leasing
|__Great American Protection Insurance Company	Ohio	1/8/1990	100	Surplus Lines Insurance
|__Great American Re Inc	Delaware	5/14/1971	100	Reinsurance Intermediary
|__Great American Security Insurance Company	Ohio	7/1/1987	100	Property/Casualty Insurance
|__Great American Spirit Insurance Company	Ohio	4/5/1988	100	Property/Casualty Insurance
|__Key Largo Group, Inc	Florida	2/25/1969	100	Land Developer
|__National Interstate Corporation	Ohio	1/26/1989	5378	Holding Company
|__American Highways Insurance Agency (OH)	Ohio	6/29/1999	100	Insurance Agency
|__Explorer RV Insurance Agency, Inc	Ohio	7/17/1997	100	Insurance Agency
|__Hudson Indemnity, Ltd	Cayman Islands	6/12/1996	100	Property/Casualty Insurance
|__Hudson Management Group, Ltd	Virgin Islands	7/29/2004	100	Insurance Administrative Services
|__National Interstate Capital Trust I	Delaware	5/22/2003	100	Financing Entity
|__National Interstate Insurance Agency, Inc	Ohio	2/13/1989	100	Insurance Agency
|__Commercial For Hire Transportation Purchasing Group	South Carolina	1/23/2004	beneficial interest	Purchasing Group
|__National Interstate Insurance Company	Ohio	2/10/1989	100	Property/Casualty Insurance

16

			% of Stock
			Owned by
			Immediate
		Date of	Parent
AFG ORGANIZATIONAL CHART	State of Domicile	Incorporation	Company (1)	Nature of Business
|__National Interstate Insurance Company of Hawaii, Inc	Ohio	9/20/1999	100	Property/Casualty Insurance
|__Triumphe Casualty Company	Pennsylvania	10/26/1981	100	Property/Casualty Insurance
|__Safety Claims and Litigation Services, LLC	Montana	8/24/2006	100	Loss Control Consulting Company
|__Safety, Claims & Litigation Services, Inc	Pennsylvania	6/23/1995	100	Claims Third Party Administrator
|__Penn Central UK Limited	United Kingdom	10/28/1992	100	Insurance Holding Company
|__Insurance (GB) Limited	United Kingdom	5/13/1992	100	Property/Casualty Insurance
|__PLLS Canada Insurance Brokers Inc	Ontario (Toronto, CN)	6/13/2001	49	Insurance Agency
|__Preferred Market Solutions, LLC	Ohio	1/8/2008	100	Brokerage Consultant Business
|__Premier Dealer Services, Inc	Illinois	6/24/1998	100	Third Party Administrator
|__Professional Risk Brokers, Inc	Illinois	3/1/1990	100	Wholesale Agency/Brokerage for E&S Lines
|__Strategic Comp Holdings, LLC	Louisiana	12/28/2002	100	Holding Company
|__Strategic Comp Services, LLC	Louisiana	12/31/2002	100	Claims Services Provider
|__Strategic Comp, LLC	Louisiana	12/31/2002	100	Insurance Agency
|__One East Fourth, Inc	Ohio	2/3/1964	100	Real Estate Holding Company
|__Pioneer Carpet Mills, Inc	Ohio	4/29/1976	100	Inactive
|__AFC Coal Properties, Inc	Ohio	12/18/1996	100	Coal Mining Company
|__Superior NWVN of Ohio, Inc	Ohio	5/5/2000	100	Holding Company
|__TEJ Holdings, Inc	Ohio	12/4/1984	100	Real Estate Holding Company
|__Three East Fourth, Inc	Ohio	8/10/1966	100	Real Estate Holding Company

(1)	Except Directors Qualifying Shares

(2)	Total percentage owned by parent shown and by other affiliated company(s)

17

Item 27. Number of Contract Owners and Certificate Owners
As of March 31, 2009, there were 642 Individual Contract Owners of which 292 contracts were qualified and 350 contracts were non-qualified.
As of March 31, 2009, there were 40 Participants (Certificate Owners) in 5 Group Contracts.
Item 28. Indemnification
The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:
The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.
Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

18

Item 29. Principal Underwriter
(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors®Variable Account B.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	Directors and Officers of Great American Advisors®, Inc.

Name and Principal Business Address	Position with Great American Advisors®, Inc.
James Lee Henderson (1)	President and Director
James T. McVey (1)	Chief Operating Officer and Senior Vice President
Mark Francis Muething (1)	Vice President, Secretary and Director
Peter J. Nerone (1)	Vice President
Paul Ohlin (1)	Treasurer
Shawn Mihal	Chief Compliance Officer

(1)	525 Vine Street, Cincinnati, Ohio 45202.
(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.
Item 30. Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained at the Administrative Office.
Item 31. Management Services
Not Applicable.

19

Item 32. Undertakings
(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a Contract or Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d)	The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

20

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Port-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 20th of April 2009.

ANNUITY INVESTORS® VARIABLE ACCOUNT B (Registrant)
By:	/s/ Charles R. Scheper
Charles R. Scheper*
President, Chief Executive Officer and Director Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY® (Depositor)
By:	/s/ Charles R. Scheper
Charles R. Scheper*
President, Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Charles R. Scheper	President and Chief Executive Officer	April 20, 2009
Charles R. Scheper*

/s/ Richard L. Magoteaux	Treasurer	April 20, 2009
Richard L. Magoteaux*

/s/ Stephen Craig Lindner	Director	April 20, 2009
Stephen Craig Lindner*

/s/ Mark Francis Muething	Director	April 20, 2009
Mark Francis Muething*

/s/ Christopher Miliano	Director	April 20, 2009
Christopher Miliano*

/s/ Michael J. Prager	Director	April 20, 2009
Michael J. Prager*

/s/ John P. Gruber		April 20, 2009

* John P. Gruber, as Attorney-in-Fact

21

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

10.	Consent of Independent Registered Public Accounting Firm.

99.	Powers of Attorney.

22